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	OMB Number:	3235-0578
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Convertible Securities Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 1.1%
HEALTH CARE 0.6%
Pharmaceuticals 0.6%
Teva Pharmaceutical Industries Ltd., ADR	133,000	$7,993,300
TOTAL HEALTH CARE		7,993,300
INDUSTRIALS 0.5%
Transportation Infrastructure 0.5%
Macquarie Infrastructure Corp.	85,000	7,194,400
TOTAL INDUSTRIALS		7,194,400
MATERIALS —%
Metals & Mining —%
Jaguar Mining, Inc. (a)	1,244,388	190,120
TOTAL MATERIALS		190,120
Total Common Stocks (Cost: $14,480,528)		$15,377,820

Convertible Preferred Stocks 26.1%
CONSUMER DISCRETIONARY 1.7%
Automobiles 1.7%
Fiat Chrysler Automobiles NV, 7.875%	178,400	24,484,508
TOTAL CONSUMER DISCRETIONARY		24,484,508
CONSUMER STAPLES 2.6%
Food Products 2.6%
Bunge Ltd., 4.875%	123,600	13,778,557
Post Holdings, Inc., 3.750% (b)	89,700	9,045,797
Tyson Foods, Inc., 4.750%	261,400	13,584,958
Total		36,409,312
TOTAL CONSUMER STAPLES		36,409,312
ENERGY 2.9%
Oil, Gas & Consumable Fuels 2.9%
Chesapeake Energy Corp., 5.000%	68,900	5,843,581
Chesapeake Energy Corp., 5.750% (b)	20,200	16,513,500
Penn Virginia Corp., 6.000% (b)	69,700	3,682,669
Southwestern Energy Co., 6.250%	266,200	14,853,960
Total		40,893,710
TOTAL ENERGY		40,893,710

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
FINANCIALS 8.5%
Banks 1.5%
Bank of America Corp., 7.250%	18,400	$21,077,200
Capital Markets 1.3%
AMG Capital Trust II, 5.150%	164,900	10,120,737
Cowen Group, Inc., 5.625% (b)	6,875	7,359,688
Total		17,480,425
Real Estate Investment Trusts (REITs) 5.7%
Alexandria Real Estate Equities, Inc., 7.000%	470,000	13,703,414
American Tower Corp., 5.250%	92,625	9,526,481
American Tower Corp., 5.500%	100,200	10,219,098
Crown Castle International Corp., 4.500%	133,500	13,730,475
Health Care REIT, Inc., 6.500%	214,700	13,549,717
Weyerhaeuser Co., 6.375%	240,500	13,049,530
iStar Financial, Inc., 4.500%	120,000	7,198,500
Total		80,977,215
TOTAL FINANCIALS		119,534,840
HEALTH CARE 5.1%
Health Care Equipment & Supplies 0.4%
Alere, Inc., 3.000%	17,600	6,123,568
Health Care Providers & Services 1.6%
AmSurg Corp., 5.250%	56,300	7,523,087
Anthem, Inc., 5.250%	120,521	6,577,964
Omnicare Capital Trust II, 4.000%	72,700	8,494,995
Total		22,596,046
Pharmaceuticals 3.1%
Actavis PLC, 5.500%	41,500	43,892,060
TOTAL HEALTH CARE		72,611,674
MATERIALS 1.0%
Chemicals 0.5%
A. Schulman, Inc., 6.000%	6,675	6,896,744
Metals & Mining 0.5%
Alcoa, Inc., 5.375%	173,600	7,610,624
TOTAL MATERIALS		14,507,368

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
TELECOMMUNICATION SERVICES 0.7%
Wireless Telecommunication Services 0.7%
T-Mobile USA, Inc., 5.500%	155,000	$10,659,350
TOTAL TELECOMMUNICATION SERVICES		10,659,350
UTILITIES 3.6%
Electric Utilities 1.0%
NextEra Energy, Inc., 5.799%	250,000	13,997,500
Multi-Utilities 2.6%
CenterPoint Energy, Inc., 3.943% (c)	250,000	17,187,500
Dominion Resources, Inc., 6.000%	171,300	9,731,553
Dominion Resources, Inc., 6.125%	172,000	9,705,960
Total		36,625,013
TOTAL UTILITIES		50,622,513
Total Convertible Preferred Stocks (Cost: $345,347,758)		$369,723,275

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 67.2%
Automotive 1.6%
Navistar International Corp.
04/15/19	4.750%	17,780,000	$16,046,450
Wabash National Corp.
05/01/18	3.375%	4,760,000	6,239,313
Total			22,285,763
Building Materials 0.5%
Cemex SAB de CV (b)
03/15/20	3.720%	6,200,000	6,692,125
Consumer Products 1.2%
Jarden Corp.
09/15/18	1.875%	9,910,000	17,008,037
Electric 0.8%
NRG Yield, Inc. (b)
02/01/19	3.500%	9,120,000	10,924,301
Finance Companies 1.7%
Air Lease Corp.
12/01/18	3.875%	7,050,000	10,059,469

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Finance Companies (continued)
Ares Capital Corp.
01/15/19	4.375%	$13,190,000	$13,676,381
Total			23,735,850
Health Care 2.8%
Immunomedics, Inc. (b)
02/15/20	4.750%	5,306,000	5,438,650
Molina Healthcare, Inc.
08/15/44	1.625%	9,535,000	12,949,722
Omnicare, Inc.
12/15/35	3.250%	8,340,000	10,445,850
Teleflex, Inc.
08/01/17	3.875%	4,950,000	10,351,687
Total			39,185,909
Healthcare Insurance 0.8%
Anthem, Inc.
10/15/42	2.750%	5,330,000	11,952,525
Independent Energy 1.0%
American Energy-Permian Basin LLC PIK (b)
05/01/22	8.000%	5,000,000	3,000,000
Newpark Resources, Inc.
10/01/17	4.000%	4,393,000	4,743,122
Stone Energy Corp.
03/01/17	1.750%	7,420,000	6,812,488
Total			14,555,610
Integrated Energy 0.2%
American Energy - Utica LLC PIK (b)
03/01/21	3.500%	4,950,000	2,351,250
Media and Entertainment 0.2%
Global Eagle Entertainment, Inc. (b)
02/15/35	2.750%	3,440,000	3,412,514
Metals 0.7%
Royal Gold, Inc.
06/15/19	2.875%	9,330,000	9,880,657
Midstream 0.5%
Scorpio Tankers, Inc. (b)
07/01/19	2.375%	6,210,000	6,502,243

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Oil Field Services 1.7%
Cobalt International Energy, Inc.
12/01/19	2.625%	$9,014,000	$6,986,752
05/15/24	3.125%	14,292,000	11,112,030
Energy XXI Ltd.
12/15/18	3.000%	9,850,000	3,281,823
Vantage Drilling Co. (b)
07/15/43	5.500%	5,082,000	3,224,910
Total			24,605,515
Other Financial Institutions 2.4%
AirTran Holdings, Inc.
11/01/16	5.250%	2,650,000	6,972,812
Encore Capital Group, Inc.
03/15/21	2.875%	7,180,000	6,677,400
Forest City Enterprises, Inc.
08/15/20	3.625%	12,155,000	13,621,197
Walter Investment Management Corp.
11/01/19	4.500%	8,830,000	6,887,400
Total			34,158,809
Other Industry 1.2%
General Cable Corp. (c)
11/15/29	4.500%	12,980,000	10,473,237
WESCO International, Inc.
09/15/29	6.000%	2,640,000	6,692,400
Total			17,165,637
Other REIT 3.6%
Blackstone Mortgage Trust, Inc.
12/01/18	5.250%	7,530,000	8,176,225
Extra Space Storage LP (b)
07/01/33	2.375%	6,000,000	7,631,250
National Health Investors, Inc.
04/01/21	3.250%	8,730,000	8,877,319
RWT Holdings, Inc. (b)
11/15/19	5.625%	6,860,000	6,635,678
Starwood Property Trust, Inc.
10/15/17	3.750%	9,930,000	10,308,581
Starwood Waypoint Residential Trust (b)
10/15/17	4.500%	5,570,000	5,671,652
07/01/19	3.000%	4,410,000	4,223,607
Total			51,524,312

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Other Utility 0.4%
EnerNOC, Inc. (b)
08/15/19	2.250%	$7,300,000	$5,352,601
Pharmaceuticals 12.5%
AMAG Pharmaceuticals, Inc.
02/15/19	2.500%	3,400,000	8,831,500
ARIAD Pharmaceuticals, Inc. (b)
06/15/19	3.625%	6,110,000	7,420,900
Acorda Therapeutics, Inc.
06/15/21	1.750%	7,000,000	6,851,250
Aegerion Pharmaceuticals, Inc. (b)
08/15/19	2.000%	12,540,000	10,246,434
BioMarin Pharmaceutical, Inc.
10/15/20	1.500%	9,260,000	13,913,150
Clovis Oncology, Inc. (b)
09/15/21	2.500%	5,700,000	9,456,471
Corsicanto Ltd.
01/15/32	3.500%	6,450,000	6,744,281
Gilead Sciences, Inc.
05/01/16	1.625%	2,890,000	14,300,385
Horizon Pharma Investment Ltd. (b)
03/15/22	2.500%	5,000,000	6,800,000
Incyte Corp.
11/15/20	1.250%	9,570,000	20,990,168
Isis Pharmaceuticals, Inc. (b)
11/15/21	1.000%	6,000,000	7,237,500
Jazz Investments I Ltd. (b)
08/15/21	1.875%	5,470,000	6,525,327
Medicines Co. (The) (b)
01/15/22	2.500%	9,540,000	10,512,126
Merrimack Pharmaceuticals, Inc.
07/15/20	4.500%	3,500,000	7,070,000
Mylan, Inc.
09/15/15	3.750%	3,680,000	20,021,500
TESARO, Inc.
10/01/21	3.000%	3,880,000	7,107,675
Theravance, Inc.
01/15/23	2.125%	6,100,000	5,555,563
United Therapeutics Corp.
09/15/16	1.000%	1,870,000	7,177,294
Total			176,761,524
Property & Casualty 0.9%
Radian Group, Inc.
11/15/17	3.000%	8,300,000	13,347,438

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Railroads 0.5%
Greenbrier Companies, Inc. (The)
04/01/18	3.500%	$4,320,000	$6,914,700
Refining 0.4%
Clean Energy Fuels Corp. (b)
10/01/18	5.250%	6,720,000	5,324,538
Retailers 2.8%
HeartWare International, Inc. (b)
12/15/21	1.750%	6,888,000	6,646,920
Iconix Brand Group, Inc.
03/15/18	1.500%	5,800,000	5,995,750
Priceline Group, Inc. (The)
03/15/18	1.000%	15,130,000	20,368,763
Restoration Hardware Holdings, Inc. (b)(d)
06/15/19	0.000%	6,380,000	6,480,038
Total			39,491,471
Technology 26.8%
Bottomline Technologies de, Inc.
12/01/17	1.500%	5,920,000	6,398,218
Cepheid
02/01/21	1.250%	7,690,000	8,410,937
Ciena Corp.
12/15/20	4.000%	4,410,000	6,231,881
Ciena Corp. (b)
10/15/18	3.750%	5,680,000	7,931,609
Cornerstone OnDemand, Inc.
07/01/18	1.500%	5,580,000	5,531,175
Ctrip.com International Ltd.
10/15/18	1.250%	5,800,000	7,152,125
Electronic Arts, Inc.
07/15/16	0.750%	6,140,000	12,130,337
Electronics for Imaging, Inc. (b)
09/01/19	0.750%	9,350,000	9,867,429
Envestnet, Inc.
12/15/19	1.750%	8,200,000	8,302,500
Equinix, Inc.
06/15/16	4.750%	3,340,000	11,113,850
Exelixis, Inc.
08/15/19	4.250%	8,400,000	6,940,500
FireEye, Inc. (b)(e)
06/01/35	1.000%	3,194,000	3,341,723
06/01/35	1.625%	3,194,000	3,343,719
Intel Corp.
08/01/39	3.250%	16,200,000	27,519,750

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology (continued)
LinkedIn Corp. (b)
11/01/19	0.500%	$11,530,000	$11,465,144
Mentor Graphics Corp.
04/01/31	4.000%	5,180,000	6,931,488
Microchip Technology, Inc. (b)
02/15/25	1.625%	19,066,000	19,840,556
Micron Technology, Inc.
02/15/33	2.125%	13,200,000	33,940,500
NVIDIA Corp.
12/01/18	1.000%	8,660,000	10,527,312
NXP Semiconductors NV (b)
12/01/19	1.000%	7,590,000	9,587,119
Novellus Systems, Inc.
05/15/41	2.625%	8,480,000	20,420,688
Palo Alto Networks, Inc. (b)(d)
07/01/19	0.000%	6,830,000	10,935,650
Qihoo 360 Technology Co., Ltd. (b)
08/15/21	1.750%	7,210,000	5,952,756
Red Hat, Inc. (b)
10/01/19	0.250%	8,300,000	10,432,062
Salesforce.com, Inc.
04/01/18	0.250%	10,940,000	13,681,837
SanDisk Corp.
08/15/17	1.500%	5,000,000	7,231,250
ServiceNow, Inc. (d)
11/01/18	0.000%	6,300,000	7,571,813
Spansion LLC
09/01/20	2.000%	2,905,000	7,100,909
SunEdison, Inc. (b)
04/15/22	2.375%	10,600,000	14,336,500
06/01/25	3.375%	14,000,000	14,732,620
TiVo, Inc. (b)
10/01/21	2.000%	12,995,000	12,028,497
Twitter, Inc. (b)
09/15/21	1.000%	12,800,000	11,552,000
Verint Systems, Inc.
06/01/21	1.500%	6,090,000	7,243,294
Workday, Inc.
07/15/20	1.500%	7,000,000	8,404,375
j2 Global, Inc.
06/15/29	3.250%	8,363,000	9,701,080
Total			377,833,203
Tobacco 0.9%
Vector Group Ltd.
04/15/20	1.750%	5,120,000	5,473,229
Vector Group Ltd. (c)

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Tobacco (continued)
01/15/19	2.500%	$5,230,000	$7,327,230
Total			12,800,459
Transportation Services 0.6%
Atlas Air Worldwide Holdings, Inc. (e)
06/01/22	2.250%	7,860,000	7,860,000
Wireless 0.5%
Gogo, Inc. (b)
03/01/20	3.750%	7,000,000	7,405,160
Total Convertible Bonds (Cost: $837,717,493)			$949,032,151

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 0.7%
Nomura Resecuritization Trust (linked to common stock of Yahoo!, Inc.) (b)
11/22/16	1.720%	$10,000	$9,716,000
Total Equity-Linked Notes (Cost: $10,000,000)			$9,716,000

		Shares	Value

Money Market Funds 4.9%
Columbia Short-Term Cash Fund, 0.114% (f)(g)		68,547,806	$68,547,806
Total Money Market Funds (Cost: $68,547,806)			$68,547,806
Total Investments
(Cost: $1,276,093,585) (h)			$1,412,397,052(i)
Other Assets & Liabilities, Net			59,195
Net Assets			$1,412,456,247

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, the value of these securities amounted to $346,781,233 or 24.55% of net assets.

(c)	Variable rate security.
(d)	Zero coupon bond.
(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(f)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	71,773,939	144,596,068	(147,822,201)	68,547,806	13,466	68,547,806

(h)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $1,276,094,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$178,213,000
Unrealized Depreciation	(41,910,000)
Net Unrealized Appreciation	$136,303,000

(i)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
PIK	Payment-in-Kind

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation of the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments
Common Stocks
Health Care	7,993,300	—	—	7,993,300
Industrials	7,194,400	—	—	7,194,400
Materials	—	190,120	—	190,120
Total Common Stocks	15,187,700	190,120	—	15,377,820
Convertible Preferred Stocks
Consumer Discretionary	24,484,508	—	—	24,484,508
Consumer Staples	13,584,958	22,824,354	—	36,409,312
Energy	—	40,893,710	—	40,893,710
Financials	70,933,403	48,601,437	—	119,534,840
Health Care	22,141,650	50,470,024	—	72,611,674
Materials	7,610,624	6,896,744	—	14,507,368
Telecommunication Services	10,659,350	—	—	10,659,350
Utilities	33,435,013	17,187,500	—	50,622,513
Total Convertible Preferred Stocks	182,849,506	186,873,769	—	369,723,275
Convertible Bonds	—	949,032,151	—	949,032,151
Equity-Linked Notes	—	9,716,000	—	9,716,000
Money Market Funds	68,547,806	—	—	68,547,806
Total Investments	266,585,012	1,145,812,040	—	1,412,397,052

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia International Opportunities Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.3%
AUSTRALIA 4.7%
Ansell Ltd.	60,247	$1,228,294
Australia and New Zealand Banking Group Ltd.	28,302	715,354
CSL Ltd.	29,416	2,095,913
Total		4,039,561
BELGIUM 2.3%
Anheuser-Busch InBev NV	16,697	2,007,129
CANADA 1.5%
Methanex Corp.	22,877	1,269,677
CHINA 3.0%
Ping An Insurance Group Co. of China Ltd., Class H	110,000	1,614,647
Tencent Holdings Ltd.	47,800	953,272
Total		2,567,919
DENMARK 2.5%
Novo Nordisk A/S, Class B	37,878	2,115,067
FRANCE 4.7%
Airbus Group SE	32,155	2,189,582
L’Oreal SA	9,838	1,857,933
Total		4,047,515
GERMANY 7.7%
Bayer AG, Registered Shares	10,575	1,500,016
Brenntag AG	24,997	1,509,707
Continental AG	8,209	1,895,602
Linde AG	8,656	1,662,279
Total		6,567,604
HONG KONG 3.5%
AIA Group Ltd.	290,800	1,908,966
Hong Kong Exchanges and Clearing Ltd.	28,600	1,097,417
Total		3,006,383
INDIA 1.7%
Tata Motors Ltd., ADR	37,139	1,422,424
INDONESIA 1.3%
PT Bank Rakyat Indonesia Persero Tbk	1,287,400	1,144,786

Issuer	Shares	Value

Common Stocks (continued)
IRELAND 1.9%
Bank of Ireland (a)	4,364,100	$1,667,996
JAPAN 31.9%
Capcom Co., Ltd.	65,600	1,265,642
Daikin Industries Ltd.	21,700	1,657,239
Dentsu, Inc.	35,200	1,770,864
Ebara Corp.	300,000	1,452,095
Hitachi High-Technologies Corp.	42,100	1,183,889
Japan Exchange Group, Inc.	64,900	1,960,935
Mazda Motor Corp.	88,900	1,902,598
Mitsubishi Estate Co., Ltd.	91,000	2,030,324
Mitsubishi UFJ Financial Group, Inc.	328,600	2,423,032
Nomura Holdings, Inc.	254,300	1,679,687
OSG Corp.	70,400	1,476,776
Recruit Holdings Co., Ltd.	24,200	755,335
SCSK Corp.	33,700	911,221
Sekisui Chemical Co., Ltd.	106,000	1,425,857
Shimadzu Corp.	97,000	1,282,201
Tadano Ltd.	66,000	882,832
Taiheiyo Cement Corp.	519,000	1,516,243
Yaskawa Electric Corp.	130,900	1,829,350
Total		27,406,120
NETHERLANDS 4.4%
ASML Holding NV	17,428	1,947,614
ING Groep NV-CVA	108,658	1,787,103
Total		3,734,717
SPAIN 2.1%
Inditex SA	55,383	1,834,547
SWITZERLAND 6.0%
Roche Holding AG, Genusschein Shares	5,961	1,751,799
Syngenta AG, Registered Shares	2,016	912,707
UBS AG	113,444	2,440,642
Total		5,105,148
UNITED KINGDOM 18.1%
3i Group PLC	197,030	1,695,422
AstraZeneca PLC	18,374	1,232,619
BT Group PLC	238,772	1,630,183
Diageo PLC	43,445	1,205,516
GKN PLC	267,005	1,496,060
Hays PLC	808,710	1,996,192
Legal & General Group PLC	318,244	1,292,862
Rolls-Royce Holdings PLC	68,923	1,051,312

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Unilever PLC	40,223	$1,774,836
Wolseley PLC	34,202	2,112,406
Total		15,487,408
Total Common Stocks (Cost: $80,639,527)		$83,424,001

Preferred Stocks 0.9%
GERMANY 0.9%
Volkswagen AG	3,363	816,282
Total Preferred Stocks (Cost: $845,662)		$816,282

	Shares	Value

Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.114% (b)(c)	1,304,735	$1,304,735
Total Money Market Funds (Cost: $1,304,735)		$1,304,735
Total Investments
(Cost: $82,789,924) (d)		$85,545,018(e)
Other Assets & Liabilities, Net		231,007
Net Assets		$85,776,025

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,030,338	28,177,945	(27,903,548)	1,304,735	1,482	1,304,735

(d)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $82,790,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,533,000
Unrealized Depreciation	(778,000)
Net Unrealized Appreciation	$2,755,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation of the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	4,039,561	—	4,039,561
Belgium	—	2,007,129	—	2,007,129
Canada	1,269,677	—	—	1,269,677
China	—	2,567,919	—	2,567,919
Denmark	—	2,115,067	—	2,115,067
France	—	4,047,515	—	4,047,515
Germany	—	6,567,604	—	6,567,604
Hong Kong	—	3,006,383	—	3,006,383
India	1,422,424	—	—	1,422,424
Indonesia	—	1,144,786	—	1,144,786
Ireland	—	1,667,996	—	1,667,996
Japan	—	27,406,120	—	27,406,120
Netherlands	—	3,734,717	—	3,734,717
Spain	—	1,834,547	—	1,834,547
Switzerland	—	5,105,148	—	5,105,148
United Kingdom	—	15,487,408	—	15,487,408
Total Common Stocks	2,692,101	80,731,900	—	83,424,001
Preferred Stocks
Germany	—	816,282	—	816,282
Money Market Funds	1,304,735	—	—	1,304,735
Total Investments	3,996,836	81,548,182	—	85,545,018

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia International Value Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.3%
AUSTRALIA 1.8%
Macquarie Group Ltd.	36,561	$2,271,961
National Australia Bank Ltd.	44,474	1,162,898
Total		3,434,859
BELGIUM 1.8%
Delhaize Group SA	11,644	1,039,202
KBC Groep NV	34,535	2,315,614
Total		3,354,816
CHINA 0.8%
Baidu, Inc., ADR (a)	7,830	1,545,642
DENMARK 0.8%
Novo Nordisk A/S, Class B	25,529	1,425,513
FRANCE 9.2%
Aperam SA (a)	39,398	1,630,445
AXA SA	135,909	3,420,496
BNP Paribas SA	60,145	3,628,525
Casino Guichard Perrachon SA	18,923	1,485,578
CNP Assurances	109,080	1,803,628
Sanofi	17,704	1,733,460
Total SA	26,989	1,362,792
VINCI SA	33,751	2,004,676
Total		17,069,600
GERMANY 5.4%
Allianz SE, Registered Shares	22,232	3,485,585
BASF SE	13,568	1,254,726
Continental AG	7,680	1,773,447
Freenet AG	81,929	2,694,530
Jenoptik AG	64,653	826,537
Total		10,034,825
HONG KONG 1.5%
Cheung Kong Property Holding Ltd. (a)(b)	130,000	789,692
CK Hutchison Holdings Ltd.	130,000	2,026,972
Total		2,816,664
IRELAND 2.1%
Amarin Corp. PLC, ADR (a)	230,426	532,284
Dragon Oil PLC	168,799	1,762,088
Smurfit Kappa Group PLC	57,385	1,692,247
Total		3,986,619

Issuer	Shares	Value

Common Stocks (continued)
ISRAEL 1.5%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	1,697,815	$2,840,483
ITALY 3.6%
Ei Towers SpA	8,451	515,136
Enel SpA	447,654	2,172,147
ENI SpA	85,086	1,531,645
Esprinet SpA	112,106	956,689
Recordati SpA	68,724	1,445,434
Total		6,621,051
JAPAN 20.9%
Aozora Bank Ltd.	315,000	1,211,322
Central Japan Railway Co.	8,200	1,421,082
CyberAgent, Inc.	37,348	1,729,021
CYBERDYNE, Inc. (a)	17,000	416,440
Daiichikosho Co., Ltd.	76,800	2,516,433
Fuji Heavy Industries Ltd.	26,200	983,546
Hoya Corp.	52,400	1,926,587
Hulic REIT, Inc.	710	1,028,577
Invincible Investment Corp.	1,720	891,040
IT Holdings Corp.	55,900	1,085,745
ITOCHU Corp.	132,200	1,776,799
KDDI Corp.	87,400	1,967,434
Kenedix Retail REIT Corp. (a)	257	615,204
Keyence Corp.	2,600	1,394,854
Mitsubishi UFJ Financial Group, Inc.	512,431	3,778,566
Nakanishi, Inc.	35,400	1,273,825
Nihon M&A Center, Inc.	48,500	1,834,764
Nishi-Nippon City Bank Ltd. (The)	489,000	1,370,113
ORIX Corp.	178,000	2,806,563
Sumitomo Mitsui Financial Group, Inc.	49,142	2,230,032
Tanseisha Co., Ltd.	122,000	1,020,415
Temp Holdings Co., Ltd.	40,800	1,430,978
Tokai Tokyo Financial Holdings, Inc.	171,000	1,237,402
Tokyo Gas Co., Ltd.	212,000	1,169,162
Toyota Motor Corp.	23,300	1,607,246
Total		38,723,150
NETHERLANDS 3.2%
ING Groep NV-CVA	237,309	3,903,031
Koninklijke Ahold NV	96,039	1,952,956
Total		5,855,987

Issuer	Shares	Value

Common Stocks (continued)
NORWAY 5.6%
Atea ASA	113,582	$1,271,563
BW LPG Ltd.	355,078	2,937,947
Kongsberg Automotive ASA (a)	2,477,696	1,769,498
Leroy Seafood Group ASA	59,798	1,954,472
Opera Software ASA	242,075	2,096,400
Spectrum ASA	84,524	391,554
Total		10,421,434
PORTUGAL —%
Banco Espirito Santo SA, Registered Shares (a)(b)	829,472	36,440
SINGAPORE 1.6%
DBS Group Holdings Ltd.	195,000	2,931,732
SOUTH KOREA 2.0%
GS Home Shopping, Inc.	5,274	1,117,089
Hyundai Home Shopping Network Corp.	13,114	1,488,607
LF Corp.	36,562	1,025,780
Total		3,631,476
SPAIN 3.7%
Banco Santander SA	244,094	1,738,286
Endesa SA	135,720	2,537,768
Iberdrola SA	373,155	2,580,328
Total		6,856,382
SWEDEN 2.4%
Nordea Bank AB	216,865	2,820,657
Saab AB, Class B	61,236	1,574,260
Total		4,394,917
SWITZERLAND 3.9%
Autoneum Holding AG	9,594	2,096,726
Baloise Holding AG, Registered Shares	8,482	1,056,809
Nestlé SA, Registered Shares	21,656	1,679,760
Zurich Insurance Group AG	7,560	2,412,347
Total		7,245,642
TAIWAN 0.6%
Pegatron Corp.	376,000	1,118,530

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM 21.2%
AstraZeneca PLC	27,938	$1,867,077
AstraZeneca PLC, ADR	14,115	953,468
Aviva PLC	266,471	2,132,081
BHP Billiton PLC	166,792	3,516,689
BP PLC	352,781	2,430,401
Crest Nicholson Holdings PLC	223,067	1,824,005
DCC PLC	17,272	1,372,723
GlaxoSmithKline PLC	82,848	1,840,493
GW Pharmaceuticals PLC (a)	4,374	41,850
GW Pharmaceuticals PLC ADR (a)	4,830	551,151
HSBC Holdings PLC	458,689	4,365,502
Intermediate Capital Group PLC	90,412	827,732
John Wood Group PLC	203,172	2,277,723
KAZ Minerals PLC (a)	210,150	808,122
Plus500 Ltd.	146,916	830,822
Optimal Payments PLC (a)	969,270	4,159,121
Royal Dutch Shell PLC, Class B	194,107	5,854,844
Vodafone Group PLC	696,884	2,719,778
Xchanging PLC	473,193	914,884
Total		39,288,466
UNITED STATES 2.7%
Aerie Pharmaceuticals, Inc. (a)	25,829	287,477
Alkermes PLC (a)	8,213	501,814
Arrowhead Research Corp. (a)	32,526	204,914
Celldex Therapeutics, Inc. (a)	8,250	238,177
Dynavax Technologies Corp. (a)	11,288	257,028
Flex Pharma, Inc. (a)	16,081	287,046
Incyte Corp. (a)	3,566	392,795
Insmed, Inc. (a)	12,088	265,211
Novavax, Inc. (a)	28,903	260,127
Puma Biotechnology, Inc. (a)	2,098	410,054
Receptos, Inc. (a)	1,631	268,935
Regulus Therapeutics, Inc. (a)	12,706	179,409
Stillwater Mining Co. (a)	60,104	870,907
TESARO, Inc. (a)	4,368	256,664
Vertex Pharmaceuticals, Inc. (a)	2,859	366,781
Total		5,047,339
Total Common Stocks (Cost: $175,280,450)		$178,681,567

	Shares	Value

Exchange-Traded Funds 2.7%
iShares MSCI EAFE ETF	74,121	4,939,424
Total Exchange-Traded Funds (Cost: $4,958,654)		$4,939,424

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.114% (c)(d)	882,496	$882,496
Total Money Market Funds (Cost: $882,496)		$882,496

Total Investments
(Cost: $181,121,600) (e)	$184,503,487(f)
Other Assets & Liabilities, Net	1,017,313
Net Assets	$185,520,800

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at May 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
TORONTO DOMINION FX	07/13/2015	1,124,000	CAD	941,225	USD	38,007	—
TORONTO DOMINION FX	07/13/2015	3,702,000	DKK	566,740	USD	21,093	—
TORONTO DOMINION FX	07/13/2015	3,798,000	DKK	554,836	USD	—	(4,961)
TORONTO DOMINION FX	07/13/2015	7,212,000	ILS	1,887,983	USD	24,197	—
TORONTO DOMINION FX	07/13/2015	3,289,415,000	KRW	3,010,906	USD	63,048	—
TORONTO DOMINION FX	07/13/2015	62,316,000	NOK	8,429,505	USD	419,835	—
TORONTO DOMINION FX	07/13/2015	40,379,000	TWD	1,326,598	USD	14,981	—
TORONTO DOMINION FX	07/13/2015	3,734,479	USD	3,511,000	CHF	6,870	—
TORONTO DOMINION FX	07/13/2015	6,216,846	USD	7,674,000	AUD	—	(362,877)
TORONTO DOMINION FX	07/13/2015	2,443,291	USD	3,198,000	AUD	—	(3,756)
TORONTO DOMINION FX	07/13/2015	1,262,995	USD	1,108,000	EUR	—	(45,395)
TORONTO DOMINION FX	07/13/2015	5,451,443	USD	3,452,000	GBP	—	(177,012)
TORONTO DOMINION FX	07/13/2015	942,669	USD	607,000	GBP	—	(15,212)
TORONTO DOMINION FX	07/13/2015	568,538	USD	36,466,000	INR	—	(1,107)
TORONTO DOMINION FX	07/13/2015	1,505,025	USD	179,045,000	JPY	—	(61,643)
TORONTO DOMINION FX	07/13/2015	637,417	USD	5,246,000	SEK	—	(21,656)
TORONTO DOMINION FX	07/13/2015	566,933	USD	747,000	SGD	—	(13,336)
Total						588,031	(706,955)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2015, the value of these securities amounted to $826,132, which represents 0.45% of net assets.

(c)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	17,207,192	(16,324,696)	882,496	250	882,496

(e)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $181,122,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$16,674,000
Unrealized Depreciation	(13,293,000)
Net Unrealized Appreciation	$3,381,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone

EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation of the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	3,434,859	—	3,434,859
Belgium	—	3,354,816	—	3,354,816
China	1,545,642	—	—	1,545,642
Denmark	—	1,425,513	—	1,425,513
France	—	17,069,600	—	17,069,600
Germany	—	10,034,825	—	10,034,825
Hong Kong	—	2,026,972	789,692	2,816,664
Ireland	532,284	3,454,335	—	3,986,619
Israel	—	2,840,483	—	2,840,483
Italy	—	6,621,051	—	6,621,051
Japan	—	38,723,150	—	38,723,150
Netherlands	—	5,855,987	—	5,855,987
Norway	—	10,421,434	—	10,421,434
Portugal	—	—	36,440	36,440
Singapore	—	2,931,732	—	2,931,732
South Korea	—	3,631,476	—	3,631,476
Spain	—	6,856,382	—	6,856,382
Sweden	—	4,394,917	—	4,394,917
Switzerland	—	7,245,642	—	7,245,642
Taiwan	—	1,118,530	—	1,118,530
United Kingdom	1,504,619	37,783,847	—	39,288,466
United States	5,047,339	—	—	5,047,339
Total Common Stocks	8,629,884	169,225,551	826,132	178,681,567
Exchange-Traded Funds	4,939,424	—	—	4,939,424
Money Market Funds	882,496	—	—	882,496
Total Investments	14,451,804	169,225,551	826,132	184,503,487
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	588,031	—	588,031
Liabilities
Forward Foreign Currency Exchange Contracts	—	(706,955)	—	(706,955)
Total	14,451,804	169,106,627	826,132	184,384,563

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the closing prices of similar securities from the issuer and quoted bids from market participants.

Portfolio of Investments

Columbia Large Cap Enhanced Core Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.5%
CONSUMER DISCRETIONARY 11.6%
Automobiles 1.0%
Ford Motor Co.	311,800	$4,730,006
Hotels, Restaurants & Leisure 1.2%
Darden Restaurants, Inc.	61,000	3,997,940
Marriott International, Inc., Class A	11,400	889,086
Wyndham Worldwide Corp.	13,600	1,154,776
Total		6,041,802
Household Durables 0.7%
Whirlpool Corp.	18,500	3,408,625
Media 2.9%
Comcast Corp., Class A	127,400	7,447,804
Interpublic Group of Companies, Inc. (The)	71,200	1,453,904
News Corp., Class A (a)	238,200	3,608,730
Walt Disney Co. (The)	16,000	1,765,920
Total		14,276,358
Multiline Retail 1.1%
Kohl’s Corp.	8,200	537,018
Target Corp.	58,400	4,632,288
Total		5,169,306
Specialty Retail 4.4%
Best Buy Co., Inc.	111,200	3,858,640
Home Depot, Inc. (The)	70,600	7,866,252
L Brands, Inc.	42,900	3,711,708
Lowe’s Companies, Inc.	84,100	5,885,318
Staples, Inc.	35,200	579,568
Total		21,901,486
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.	21,300	753,381
VF Corp.	13,100	922,633
Total		1,676,014
TOTAL CONSUMER DISCRETIONARY		57,203,597
CONSUMER STAPLES 9.6%
Beverages 1.0%
Coca-Cola Co. (The)	17,500	716,800
Dr. Pepper Snapple Group, Inc.	51,900	3,977,616
PepsiCo, Inc.	1,700	163,931
Total		4,858,347
Food & Staples Retailing 3.6%
CVS Health Corp.	65,200	6,675,176

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Kroger Co. (The)	69,400	$5,052,320
Wal-Mart Stores, Inc.	82,200	6,104,994
Total		17,832,490
Food Products 1.8%
Archer-Daniels-Midland Co.	95,300	5,036,605
Tyson Foods, Inc., Class A	90,400	3,837,480
Total		8,874,085
Household Products 0.4%
Procter & Gamble Co. (The)	24,800	1,944,072
Tobacco 2.8%
Altria Group, Inc.	126,100	6,456,320
Philip Morris International, Inc.	80,500	6,687,135
Reynolds American, Inc.	10,100	775,175
Total		13,918,630
TOTAL CONSUMER STAPLES		47,427,624
ENERGY 7.5%
Energy Equipment & Services 0.8%
National Oilwell Varco, Inc.	75,800	3,728,602
Oil, Gas & Consumable Fuels 6.7%
Chevron Corp.	52,700	5,428,100
ConocoPhillips	90,800	5,782,144
EOG Resources, Inc.	39,300	3,485,517
Exxon Mobil Corp.	66,600	5,674,320
Marathon Oil Corp.	132,800	3,610,832
Marathon Petroleum Corp.	25,000	2,586,500
Tesoro Corp.	21,800	1,929,300
Valero Energy Corp.	77,000	4,561,480
Total		33,058,193
TOTAL ENERGY		36,786,795
FINANCIALS 15.6%
Banks 5.0%
Bank of America Corp.	40,300	664,950
Citigroup, Inc.	139,800	7,560,384
JPMorgan Chase & Co.	150,200	9,880,156
KeyCorp	225,200	3,283,416
Wells Fargo & Co.	55,600	3,111,376
Total		24,500,282

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets 1.1%
BlackRock, Inc.	12,650	$4,627,117
Invesco Ltd.	26,600	1,059,478
Total		5,686,595
Consumer Finance 1.8%
Capital One Financial Corp.	60,800	5,080,448
Navient Corp.	186,400	3,591,928
Total		8,672,376
Diversified Financial Services 2.5%
Berkshire Hathaway, Inc., Class B (a)	56,700	8,108,100
Moody’s Corp.	39,200	4,237,520
Total		12,345,620
Insurance 2.5%
Aon PLC	24,100	2,439,402
Lincoln National Corp.	15,300	872,253
MetLife, Inc.	103,600	5,414,136
Prudential Financial, Inc.	41,500	3,511,315
Total		12,237,106
Real Estate Investment Trusts (REITs) 2.7%
Crown Castle International Corp.	50,600	4,126,430
Public Storage	21,500	4,161,110
Simon Property Group, Inc.	28,200	5,115,480
Total		13,403,020
TOTAL FINANCIALS		76,844,999
HEALTH CARE 15.0%
Biotechnology 2.9%
Biogen, Inc. (a)	8,100	3,215,619
Celgene Corp. (a)	29,000	3,318,760
Gilead Sciences, Inc. (a)	53,500	6,006,445
Vertex Pharmaceuticals, Inc. (a)	14,900	1,911,521
Total		14,452,345
Health Care Equipment & Supplies 3.0%
Abbott Laboratories	60,400	2,935,440
DENTSPLY International, Inc.	75,200	3,913,032
Medtronic PLC	44,700	3,411,504
St. Jude Medical, Inc.	60,200	4,439,750
Total		14,699,726
Health Care Providers & Services 3.3%
AmerisourceBergen Corp.	41,700	4,693,752
Anthem, Inc.	33,200	5,572,620
Cardinal Health, Inc.	50,600	4,461,402

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	14,300	$1,719,003
Total		16,446,777
Pharmaceuticals 5.8%
AbbVie, Inc.	52,900	3,522,611
Johnson & Johnson	106,500	10,664,910
Merck & Co., Inc.	74,900	4,560,661
Pfizer, Inc.	274,600	9,542,350
Total		28,290,532
TOTAL HEALTH CARE		73,889,380
INDUSTRIALS 9.7%
Aerospace & Defense 3.9%
Boeing Co. (The)	41,300	5,803,476
General Dynamics Corp.	33,900	4,751,424
L-3 Communications Holdings, Inc.	33,100	3,899,511
Northrop Grumman Corp.	30,300	4,823,154
Total		19,277,565
Air Freight & Logistics 0.9%
CH Robinson Worldwide, Inc.	59,400	3,666,762
Expeditors International of Washington, Inc.	21,200	971,808
Total		4,638,570
Airlines 1.0%
Delta Air Lines, Inc.	99,400	4,266,248
Southwest Airlines Co.	21,900	811,395
Total		5,077,643
Electrical Equipment 1.8%
Emerson Electric Co.	70,800	4,269,948
Rockwell Automation, Inc.	35,800	4,399,462
Total		8,669,410
Industrial Conglomerates 1.9%
3M Co.	38,700	6,156,396
General Electric Co.	115,600	3,152,412
Total		9,308,808
Professional Services 0.2%
Equifax, Inc.	7,400	742,442
TOTAL INDUSTRIALS		47,714,438
INFORMATION TECHNOLOGY 20.1%
Communications Equipment 2.4%
Cisco Systems, Inc.	274,000	8,030,940

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Communications Equipment (continued)
F5 Networks, Inc. (a)	30,700	$3,858,683
Total		11,889,623
Internet Software & Services 2.1%
Facebook, Inc., Class A (a)	30,000	2,375,700
Google, Inc., Class A (a)	3,925	2,140,381
Google, Inc., Class C (a)	4,085	2,173,669
VeriSign, Inc. (a)	61,800	3,905,142
Total		10,594,892
IT Services 2.8%
International Business Machines Corp.	2,000	339,300
MasterCard, Inc., Class A	68,300	6,301,358
Visa, Inc., Class A	105,000	7,211,400
Total		13,852,058
Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	147,500	5,082,850
NVIDIA Corp.	162,200	3,589,486
Xilinx, Inc.	20,300	962,626
Total		9,634,962
Software 5.4%
Electronic Arts, Inc. (a)	76,600	4,807,033
Intuit, Inc.	16,000	1,666,400
Microsoft Corp. (b)	299,200	14,020,512
Oracle Corp.	135,200	5,879,848
Total		26,373,793
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc.	184,175	23,994,319
EMC Corp.	94,500	2,489,130
Total		26,483,449
TOTAL INFORMATION TECHNOLOGY		98,828,777
MATERIALS 2.8%
Chemicals 1.2%
LyondellBasell Industries NV, Class A	37,000	3,740,700
Mosaic Co. (The)	46,800	2,145,780
Total		5,886,480
Containers & Packaging 0.1%
Ball Corp.	7,300	518,227

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining 0.7%
Alcoa, Inc.	275,600	$3,445,000
Paper & Forest Products 0.8%
International Paper Co.	76,200	3,949,446
TOTAL MATERIALS		13,799,153
TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 2.3%
AT&T, Inc.	27,100	936,034
CenturyLink, Inc.	116,600	3,875,784
Verizon Communications, Inc.	134,600	6,654,624
Total		11,466,442
TOTAL TELECOMMUNICATION SERVICES		11,466,442
UTILITIES 3.3%
Electric Utilities 2.3%
Edison International	60,200	3,660,762
Entergy Corp.	52,000	3,976,440
Pinnacle West Capital Corp.	59,300	3,612,556
Total		11,249,758
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	33,900	461,040
Multi-Utilities 0.9%
Public Service Enterprise Group, Inc.	102,600	4,373,838
TOTAL UTILITIES		16,084,636
Total Common Stocks (Cost: $387,493,735)		$480,045,841

	Shares	Value

Money Market Funds 2.2%
Columbia Short-Term Cash Fund, 0.114% (c)(d)	10,750,596	$10,750,596
Total Money Market Funds (Cost: $10,750,596)		$10,750,596
Total Investments
(Cost: $398,244,331) (e)		$490,796,437(f)
Other Assets & Liabilities, Net		1,470,075
Net Assets		$492,266,512

Investments in Derivatives Futures Contracts Outstanding at May 31, 2015

At May 31, 2015, securities totaling $796,620 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 FUTURE	23	USD	12,109,500	06/2015	151,968	—

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	18,051,769	43,206,907	(50,508,080)	10,750,596	2,916	10,750,596

(e)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $398,244,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$102,381,000
Unrealized Depreciation	(9,829,000)
Net Unrealized Appreciation	$92,552,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	57,203,597	—	—	57,203,597
Consumer Staples	47,427,624	—	—	47,427,624
Energy	36,786,795	—	—	36,786,795
Financials	76,844,999	—	—	76,844,999
Health Care	73,889,380	—	—	73,889,380
Industrials	47,714,438	—	—	47,714,438
Information Technology	98,828,777	—	—	98,828,777
Materials	13,799,153	—	—	13,799,153
Telecommunication Services	11,466,442	—	—	11,466,442
Utilities	16,084,636	—	—	16,084,636
Total Common Stocks	480,045,841	—	—	480,045,841
Money Market Funds	10,750,596	—	—	10,750,596
Total Investments	490,796,437	—	—	490,796,437
Derivatives
Assets
Futures Contracts	151,968	—	—	151,968
Total	490,948,405	—	—	490,948,405

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Large Cap Index Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.0%
CONSUMER DISCRETIONARY 11.9%
Auto Components 0.4%
BorgWarner, Inc.	42,769	$2,572,555
Delphi Automotive PLC	54,827	4,768,853
Goodyear Tire & Rubber Co. (The)	50,915	1,621,388
Johnson Controls, Inc.	124,153	6,458,439
Total		15,421,235
Automobiles 0.6%
Ford Motor Co.	747,226	11,335,418
General Motors Co.	255,504	9,190,479
Harley-Davidson, Inc.	39,949	2,136,872
Total		22,662,769
Distributors 0.1%
Genuine Parts Co.	28,838	2,608,974
Diversified Consumer Services 0.1%
H&R Block, Inc.	51,995	1,649,801
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	85,082	3,941,849
Chipotle Mexican Grill, Inc. (a)	5,864	3,609,409
Darden Restaurants, Inc.	23,434	1,535,864
Marriott International, Inc., Class A	39,172	3,055,024
McDonald’s Corp.	181,546	17,415,708
Royal Caribbean Cruises Ltd.	31,110	2,363,738
Starbucks Corp.	283,254	14,717,878
Starwood Hotels & Resorts Worldwide, Inc.	32,432	2,684,072
Wyndham Worldwide Corp.	22,773	1,933,656
Wynn Resorts Ltd.	15,303	1,540,859
Yum! Brands, Inc.	81,805	7,371,449
Total		60,169,506
Household Durables 0.4%
D.R. Horton, Inc.	62,810	1,640,597
Garmin Ltd.	22,827	1,038,172
Harman International Industries, Inc.	12,965	1,562,542
Leggett & Platt, Inc.	26,132	1,235,521
Lennar Corp., Class A	33,720	1,572,364
Mohawk Industries, Inc. (a)	11,720	2,187,421
Newell Rubbermaid, Inc.	51,206	2,024,173
PulteGroup, Inc.	62,589	1,200,457
Whirlpool Corp.	14,749	2,717,503
Total		15,178,750
Internet & Catalog Retail 1.5%
Amazon.com, Inc. (a)	71,931	30,874,943

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Internet & Catalog Retail (continued)
Expedia, Inc.	18,669	$2,002,437
Netflix, Inc. (a)	11,432	7,134,254
Priceline Group, Inc. (The) (a)	9,809	11,496,540
TripAdvisor, Inc. (a)	21,056	1,605,731
Total		53,113,905
Leisure Products 0.1%
Hasbro, Inc.	21,137	1,524,612
Mattel, Inc.	63,895	1,649,130
Total		3,173,742
Media 3.4%
Cablevision Systems Corp., Class A	41,433	1,015,523
CBS Corp., Class B Non Voting	86,413	5,333,410
Comcast Corp., Class A	479,970	28,059,046
DIRECTV (a)	94,976	8,646,615
Discovery Communications, Inc., Class A (a)	28,072	952,764
Discovery Communications, Inc., Class C (a)	51,052	1,605,330
Gannett Co., Inc.	42,850	1,533,601
Interpublic Group of Companies, Inc. (The)	77,885	1,590,412
News Corp., Class A (a)	94,331	1,429,115
Omnicom Group, Inc.	46,603	3,473,322
Scripps Networks Interactive, Inc., Class A	18,407	1,233,453
Time Warner Cable, Inc.	53,058	9,597,662
Time Warner, Inc.	156,877	13,252,969
Twenty-First Century Fox, Inc., Class A	345,374	11,604,566
Viacom, Inc., Class B	68,981	4,613,449
Walt Disney Co. (The)	295,344	32,597,117
Total		126,538,354
Multiline Retail 0.7%
Dollar General Corp.	57,316	4,160,568
Dollar Tree, Inc. (a)	38,848	2,913,212
Family Dollar Stores, Inc.	18,162	1,407,918
Kohl’s Corp.	38,155	2,498,771
Macy’s, Inc.	64,336	4,307,295
Nordstrom, Inc.	26,567	1,929,827
Target Corp.	120,313	9,543,227
Total		26,760,818
Specialty Retail 2.2%
AutoNation, Inc. (a)	14,159	883,663
AutoZone, Inc. (a)	6,027	4,059,908
Bed Bath & Beyond, Inc. (a)	32,711	2,332,949
Best Buy Co., Inc.	54,989	1,908,118

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
CarMax, Inc. (a)	39,665	$2,817,802
GameStop Corp., Class A	20,492	889,558
Gap, Inc. (The)	50,100	1,920,333
Home Depot, Inc. (The)	248,922	27,734,889
L Brands, Inc.	46,436	4,017,643
Lowe’s Companies, Inc.	183,768	12,860,085
O’Reilly Automotive, Inc. (a)	19,204	4,215,854
Ross Stores, Inc.	39,097	3,779,507
Staples, Inc.	120,978	1,991,903
Tiffany & Co.	21,254	1,992,137
TJX Companies, Inc. (The)	128,953	8,301,994
Tractor Supply Co.	25,730	2,242,112
Urban Outfitters, Inc. (a)	18,895	649,610
Total		82,598,065
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	52,104	1,842,918
Fossil Group, Inc. (a)	8,371	594,425
Hanesbrands, Inc.	75,710	2,412,121
Michael Kors Holdings Ltd. (a)	37,920	1,763,280
Nike, Inc., Class B	132,179	13,438,639
PVH Corp.	15,575	1,629,768
Ralph Lauren Corp.	11,380	1,483,952
Under Armour, Inc., Class A (a)	31,520	2,471,483
VF Corp.	64,667	4,554,497
Total		30,191,083
TOTAL CONSUMER DISCRETIONARY		440,067,002
CONSUMER STAPLES 9.0%
Beverages 2.0%
Brown-Forman Corp., Class B	29,429	2,774,272
Coca-Cola Co. (The)	742,254	30,402,724
Coca-Cola Enterprises, Inc.	40,990	1,812,988
Constellation Brands, Inc., Class A	31,792	3,747,959
Dr. Pepper Snapple Group, Inc.	36,444	2,793,068
Molson Coors Brewing Co., Class B	30,199	2,216,002
Monster Beverage Corp. (a)	27,613	3,514,582
PepsiCo, Inc.	279,997	27,000,111
Total		74,261,706
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	83,108	11,850,370
CVS Health Corp.	212,548	21,760,664
Kroger Co. (The)	92,802	6,755,986
SYSCO Corp.	111,889	4,157,795
Wal-Mart Stores, Inc.	298,316	22,155,929

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.	164,706	$14,138,363
Whole Foods Market, Inc.	68,145	2,810,300
Total		83,629,407
Food Products 1.6%
Archer-Daniels-Midland Co.	119,807	6,331,800
Campbell Soup Co.	33,566	1,622,580
ConAgra Foods, Inc.	80,452	3,106,252
General Mills, Inc.	114,039	6,403,290
Hershey Co. (The)	27,948	2,595,251
Hormel Foods Corp.	25,442	1,455,791
JM Smucker Co. (The)	18,431	2,184,995
Kellogg Co.	47,819	3,001,599
Keurig Green Mountain, Inc.	22,900	1,974,896
Kraft Foods Group, Inc.	111,063	9,379,270
McCormick & Co., Inc.	24,223	1,901,506
Mead Johnson Nutrition Co.	38,213	3,718,125
Mondelez International, Inc., Class A	311,562	12,957,864
Tyson Foods, Inc., Class A	55,192	2,342,900
Total		58,976,119
Household Products 1.6%
Clorox Co. (The)	24,779	2,667,707
Colgate-Palmolive Co.	161,060	10,757,198
Kimberly-Clark Corp.	69,034	7,515,041
Procter & Gamble Co. (The)	510,090	39,985,955
Total		60,925,901
Personal Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	42,133	3,683,688
Tobacco 1.4%
Altria Group, Inc.	371,978	19,045,273
Lorillard, Inc.	68,006	4,929,075
Philip Morris International, Inc.	292,197	24,272,805
Reynolds American, Inc.	58,205	4,467,234
Total		52,714,387
TOTAL CONSUMER STAPLES		334,191,208
ENERGY 7.6%
Energy Equipment & Services 1.3%
Baker Hughes, Inc.	82,077	5,290,683
Cameron International Corp. (a)	36,596	1,878,473
Diamond Offshore Drilling, Inc.	12,698	385,257
Ensco PLC, Class A	44,255	1,039,992
FMC Technologies, Inc. (a)	43,716	1,826,892

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Halliburton Co.	160,492	$7,286,337
Helmerich & Payne, Inc.	20,333	1,484,106
National Oilwell Varco, Inc.	73,267	3,604,004
Noble Corp. PLC	45,700	765,475
Schlumberger Ltd.	240,889	21,865,495
Transocean Ltd.	64,330	1,212,620
Total		46,639,334
Oil, Gas & Consumable Fuels 6.3%
Anadarko Petroleum Corp.	95,704	8,001,811
Apache Corp.	71,175	4,259,112
Cabot Oil & Gas Corp.	78,043	2,650,340
Chesapeake Energy Corp.	97,730	1,378,970
Chevron Corp.	355,145	36,579,935
Cimarex Energy Co.	17,675	2,041,639
ConocoPhillips	232,604	14,812,223
CONSOL Energy, Inc.	43,498	1,210,984
Devon Energy Corp.	72,994	4,760,669
EOG Resources, Inc.	103,589	9,187,308
EQT Corp.	28,695	2,441,084
Exxon Mobil Corp. (b)	792,325	67,506,090
Hess Corp.	45,892	3,098,628
Kinder Morgan, Inc.	321,873	13,354,511
Marathon Oil Corp.	127,490	3,466,453
Marathon Petroleum Corp.	51,575	5,335,949
Murphy Oil Corp.	31,513	1,369,555
Newfield Exploration Co. (a)	30,365	1,148,101
Noble Energy, Inc.	73,055	3,198,348
Occidental Petroleum Corp.	145,549	11,380,476
ONEOK, Inc.	39,367	1,650,265
Phillips 66	102,655	8,122,064
Pioneer Natural Resources Co.	28,141	4,160,084
QEP Resources, Inc.	30,506	574,428
Range Resources Corp.	31,319	1,735,386
Southwestern Energy Co. (a)	72,625	1,871,546
Spectra Energy Corp.	126,756	4,458,009
Tesoro Corp.	23,588	2,087,538
Valero Energy Corp.	97,258	5,761,564
Williams Companies, Inc. (The)	127,145	6,497,109
Total		234,100,179
TOTAL ENERGY		280,739,513
FINANCIALS 15.4%
Banks 5.6%
Bank of America Corp.	1,987,006	32,785,599
BB&T Corp.	136,147	5,373,722

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Citigroup, Inc.	573,051	$30,990,598
Comerica, Inc.	33,685	1,648,881
Fifth Third Bancorp	153,898	3,114,896
Huntington Bancshares, Inc.	153,002	1,702,912
JPMorgan Chase & Co.	704,227	46,324,052
KeyCorp	161,560	2,355,545
M&T Bank Corp.	25,107	3,034,934
People’s United Financial, Inc.	58,220	905,903
PNC Financial Services Group, Inc. (The)	98,355	9,411,590
Regions Financial Corp.	253,653	2,559,359
SunTrust Banks, Inc.	99,080	4,228,734
U.S. Bancorp	336,440	14,503,928
Wells Fargo & Co.	885,613	49,558,904
Zions Bancorporation	38,331	1,106,999
Total		209,606,556
Capital Markets 2.2%
Affiliated Managers Group, Inc. (a)	10,315	2,307,053
Ameriprise Financial, Inc. (c)	34,476	4,295,365
Bank of New York Mellon Corp. (The)	210,397	9,122,814
BlackRock, Inc.	23,967	8,766,649
Charles Schwab Corp. (The)	217,925	6,897,326
E*TRADE Financial Corp. (a)	54,549	1,607,013
Franklin Resources, Inc.	73,995	3,767,085
Goldman Sachs Group, Inc. (The)	76,521	15,777,865
Invesco Ltd.	81,078	3,229,337
Legg Mason, Inc.	18,724	999,113
Morgan Stanley	291,220	11,124,604
Northern Trust Corp.	41,452	3,090,247
State Street Corp.	77,876	6,068,877
T. Rowe Price Group, Inc.	49,250	3,973,982
Total		81,027,330
Consumer Finance 0.8%
American Express Co.	165,561	13,198,523
Capital One Financial Corp.	104,192	8,706,284
Discover Financial Services	84,479	4,922,591
Navient Corp.	75,835	1,461,340
Total		28,288,738
Diversified Financial Services 1.9%
Berkshire Hathaway, Inc., Class B (a)	344,470	49,259,210
CME Group, Inc.	59,896	5,642,203
Intercontinental Exchange, Inc.	21,161	5,010,502
Leucadia National Corp.	59,554	1,466,815
McGraw Hill Financial, Inc.	51,664	5,360,140
Moody’s Corp.	33,586	3,630,647

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
NASDAQ OMX Group, Inc. (The)	22,323	$1,155,215
Total		71,524,732
Insurance 2.5%
ACE Ltd.	61,827	6,583,339
Aflac, Inc.	82,899	5,157,976
Allstate Corp. (The)	78,657	5,295,189
American International Group, Inc.	259,238	15,193,939
Aon PLC	52,939	5,358,486
Assurant, Inc.	13,004	856,313
Chubb Corp. (The)	43,605	4,251,488
Cincinnati Financial Corp.	27,910	1,411,688
Genworth Financial, Inc., Class A (a)	93,823	744,955
Hartford Financial Services Group, Inc. (The)	79,508	3,268,574
Lincoln National Corp.	48,431	2,761,051
Loews Corp.	56,389	2,262,327
Marsh & McLennan Companies, Inc.	101,765	5,925,776
MetLife, Inc.	211,068	11,030,414
Principal Financial Group, Inc.	51,660	2,670,305
Progressive Corp. (The)	101,231	2,767,656
Prudential Financial, Inc.	85,753	7,255,561
Torchmark Corp.	24,006	1,370,022
Travelers Companies, Inc. (The)	60,704	6,138,388
Unum Group	47,492	1,660,320
XL Group PLC	57,090	2,151,151
Total		94,114,918
Real Estate Investment Trusts (REITs) 2.3%
American Tower Corp.	79,818	7,406,312
Apartment Investment & Management Co., Class A	29,519	1,119,656
AvalonBay Communities, Inc.	24,947	4,153,675
Boston Properties, Inc.	28,933	3,762,158
Crown Castle International Corp.	63,063	5,142,788
Equity Residential	68,715	5,106,899
Essex Property Trust, Inc.	12,300	2,738,226
General Growth Properties, Inc.	118,675	3,362,063
HCP, Inc.	87,033	3,369,918
Health Care REIT, Inc.	66,008	4,637,722
Host Hotels & Resorts, Inc.	143,084	2,850,233
Iron Mountain, Inc.	35,316	1,287,974
Kimco Realty Corp.	77,931	1,867,227
Macerich Co. (The)	26,588	2,183,141
Plum Creek Timber Co., Inc.	33,256	1,372,143
ProLogis, Inc.	96,734	3,829,699
Public Storage	27,423	5,307,447

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.	42,510	$1,937,181
Simon Property Group, Inc.	58,715	10,650,901
SL Green Realty Corp.	18,630	2,210,636
Ventas, Inc.	62,483	4,156,369
Vornado Realty Trust	33,005	3,296,869
Weyerhaeuser Co.	99,166	3,228,845
Total		84,978,082
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	52,835	2,020,411
Thrifts & Mortgage Finance —%
Hudson City Bancorp, Inc.	90,914	865,047
TOTAL FINANCIALS		572,425,814
HEALTH CARE 14.3%
Biotechnology 2.9%
Alexion Pharmaceuticals, Inc. (a)	38,183	6,255,903
Amgen, Inc.	143,343	22,398,777
Biogen, Inc. (a)	44,315	17,592,612
Celgene Corp. (a)	151,223	17,305,960
Gilead Sciences, Inc. (a)	281,326	31,584,470
Regeneron Pharmaceuticals, Inc. (a)	13,939	7,144,574
Vertex Pharmaceuticals, Inc. (a)	45,730	5,866,701
Total		108,148,997
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	285,026	13,852,264
Baxter International, Inc.	102,489	6,826,792
Becton Dickinson and Co.	39,436	5,541,152
Boston Scientific Corp. (a)	251,314	4,591,507
CR Bard, Inc.	14,031	2,389,760
DENTSPLY International, Inc.	26,508	1,379,344
Edwards Lifesciences Corp. (a)	20,366	2,662,243
Intuitive Surgical, Inc. (a)	6,917	3,373,767
Medtronic PLC	269,173	20,543,283
St. Jude Medical, Inc.	53,129	3,918,264
Stryker Corp.	56,513	5,432,595
Varian Medical Systems, Inc. (a)	18,903	1,637,000
Zimmer Holdings, Inc.	32,094	3,661,604
Total		75,809,575
Health Care Providers & Services 2.7%
Aetna, Inc.	66,430	7,836,747
AmerisourceBergen Corp.	39,411	4,436,102
Anthem, Inc.	50,393	8,458,465

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Cardinal Health, Inc.	62,361	$5,498,369
CIGNA Corp.	48,820	6,875,321
DaVita HealthCare Partners, Inc. (a)	32,609	2,731,982
Express Scripts Holding Co. (a)	137,297	11,964,061
Five Star Quality Care, Inc. (d)(e)	1	1
HCA Holdings, Inc. (a)	55,610	4,550,566
Henry Schein, Inc. (a)	15,830	2,242,636
Humana, Inc.	28,258	6,065,580
Laboratory Corp. of America Holdings (a)	18,948	2,234,917
McKesson Corp.	43,977	10,432,664
Patterson Companies, Inc.	16,182	774,147
Quest Diagnostics, Inc.	27,263	2,050,995
Tenet Healthcare Corp. (a)	18,600	989,334
UnitedHealth Group, Inc.	180,138	21,654,389
Universal Health Services, Inc., Class B	17,190	2,227,480
Total		101,023,756
Health Care Technology 0.1%
Cerner Corp. (a)	57,596	3,875,635
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	63,428	2,612,599
PerkinElmer, Inc.	21,345	1,125,522
Thermo Fisher Scientific, Inc.	74,945	9,715,120
Waters Corp. (a)	15,678	2,094,895
Total		15,548,136
Pharmaceuticals 6.2%
AbbVie, Inc.	324,957	21,638,886
Actavis PLC (a)	73,754	22,628,465
Bristol-Myers Squibb Co.	313,950	20,281,170
Eli Lilly & Co.	184,688	14,571,883
Endo International PLC (a)	33,530	2,808,473
Hospira, Inc. (a)	32,378	2,862,863
Johnson & Johnson	525,194	52,592,927
Mallinckrodt PLC (a)	22,000	2,847,680
Merck & Co., Inc.	536,093	32,642,703
Mylan NV (a)	76,841	5,580,962
Perrigo Co. PLC	26,599	5,061,789
Pfizer, Inc.	1,157,657	40,228,581
Zoetis, Inc.	94,587	4,707,595
Total		228,453,977
TOTAL HEALTH CARE		532,860,076

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 9.7%
Aerospace & Defense 2.5%
Boeing Co. (The)	123,732	$17,386,821
General Dynamics Corp.	59,523	8,342,744
Honeywell International, Inc.	147,832	15,404,094
L-3 Communications Holdings, Inc.	15,584	1,835,951
Lockheed Martin Corp.	50,672	9,536,470
Northrop Grumman Corp.	37,480	5,966,066
Precision Castparts Corp.	26,776	5,666,605
Raytheon Co.	58,054	5,994,656
Rockwell Collins, Inc.	25,107	2,389,935
Textron, Inc.	52,290	2,364,554
United Technologies Corp.	156,086	18,288,597
Total		93,176,493
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	27,637	1,706,032
Expeditors International of Washington, Inc.	36,223	1,660,462
FedEx Corp.	49,764	8,620,120
United Parcel Service, Inc., Class B	131,267	13,024,312
Total		25,010,926
Airlines 0.5%
American Airlines Group, Inc.	135,480	5,740,288
Delta Air Lines, Inc.	155,695	6,682,429
Southwest Airlines Co.	127,691	4,730,952
Total		17,153,669
Building Products 0.1%
Allegion PLC	18,137	1,132,474
Masco Corp.	66,026	1,787,324
Total		2,919,798
Commercial Services & Supplies 0.4%
ADT Corp. (The)	32,327	1,179,289
Cintas Corp.	18,391	1,583,281
Pitney Bowes, Inc.	38,086	832,179
Republic Services, Inc.	47,346	1,907,570
Stericycle, Inc. (a)	16,045	2,202,979
Tyco International PLC	79,345	3,202,364
Waste Management, Inc.	80,649	4,004,223
Total		14,911,885
Construction & Engineering 0.1%
Fluor Corp.	27,912	1,569,213
Jacobs Engineering Group, Inc. (a)	24,232	1,048,276
Quanta Services, Inc. (a)	39,937	1,170,953
Total		3,788,442

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 0.5%
AMETEK, Inc.	45,530	$2,447,693
Eaton Corp. PLC	89,641	6,417,399
Emerson Electric Co.	129,428	7,805,803
Rockwell Automation, Inc.	25,595	3,145,369
Total		19,816,264
Industrial Conglomerates 2.3%
3M Co.	119,893	19,072,578
Danaher Corp.	115,977	10,011,135
General Electric Co.	1,901,126	51,843,706
Roper Technologies, Inc.	18,951	3,315,667
Total		84,243,086
Machinery 1.4%
Caterpillar, Inc.	114,501	9,769,225
Cummins, Inc.	31,817	4,312,794
Deere & Co.	64,123	6,007,043
Dover Corp.	30,795	2,321,943
Flowserve Corp.	25,444	1,399,420
Illinois Tool Works, Inc.	65,940	6,187,150
Ingersoll-Rand PLC	49,736	3,420,842
Joy Global, Inc.	18,396	716,340
PACCAR, Inc.	66,960	4,255,978
Pall Corp.	20,144	2,506,720
Parker-Hannifin Corp.	26,911	3,240,892
Pentair PLC	34,465	2,206,794
Snap-On, Inc.	10,978	1,705,981
Stanley Black & Decker, Inc.	29,734	3,045,951
Xylem, Inc.	34,435	1,259,288
Total		52,356,361
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	6,798	869,668
Equifax, Inc.	22,569	2,264,348
Nielsen NV	70,130	3,155,149
Robert Half International, Inc.	25,524	1,438,788
Total		7,727,953
Road & Rail 0.8%
CSX Corp.	187,103	6,376,470
Kansas City Southern	20,852	1,887,106
Norfolk Southern Corp.	58,061	5,341,612
Ryder System, Inc.	10,011	917,508
Union Pacific Corp.	166,458	16,797,277
Total		31,319,973
Trading Companies & Distributors 0.2%
Fastenal Co.	51,353	2,131,663

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (continued)
United Rentals, Inc. (a)	18,235	$1,621,274
WW Grainger, Inc.	11,337	2,724,621
Total		6,477,558
TOTAL INDUSTRIALS		358,902,408
INFORMATION TECHNOLOGY 19.1%
Communications Equipment 1.6%
Cisco Systems, Inc.	964,219	28,261,259
F5 Networks, Inc. (a)	13,623	1,712,275
Harris Corp.	23,278	1,844,083
Juniper Networks, Inc.	68,416	1,901,965
Motorola Solutions, Inc.	36,021	2,125,239
QUALCOMM, Inc.	311,584	21,711,173
Total		57,555,994
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	58,588	3,342,446
Corning, Inc.	240,135	5,023,624
FLIR Systems, Inc.	26,404	806,642
TE Connectivity Ltd.	76,731	5,294,439
Total		14,467,151
Internet Software & Services 3.1%
Akamai Technologies, Inc. (a)	33,782	2,576,553
eBay, Inc. (a)	207,988	12,762,144
Equinix, Inc.	10,670	2,860,307
Facebook, Inc., Class A (a)	396,525	31,400,815
Google, Inc., Class A (a)	53,934	29,411,289
Google, Inc., Class C (a)	54,197	28,838,765
VeriSign, Inc. (a)	19,867	1,255,396
Yahoo!, Inc. (a)	164,439	7,060,188
Total		116,165,457
IT Services 3.2%
Accenture PLC, Class A	118,642	11,394,378
Alliance Data Systems Corp. (a)	11,865	3,536,126
Automatic Data Processing, Inc.	89,750	7,674,523
Cognizant Technology Solutions Corp., Class A (a)	115,147	7,452,314
Computer Sciences Corp.	26,638	1,827,367
Fidelity National Information Services, Inc.	53,848	3,376,270
Fiserv, Inc. (a)	45,089	3,613,883
International Business Machines Corp.	173,632	29,456,669
MasterCard, Inc., Class A	184,390	17,011,821
Paychex, Inc.	61,739	3,050,524

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Teradata Corp. (a)	27,413	$1,067,462
Total System Services, Inc.	31,107	1,281,608
Visa, Inc., Class A	366,424	25,166,000
Western Union Co. (The)	98,494	2,161,943
Xerox Corp.	197,465	2,255,050
Total		120,325,938
Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	56,832	2,776,243
Analog Devices, Inc.	58,859	4,000,058
Applied Materials, Inc.	232,087	4,671,911
Avago Technologies Ltd.	48,465	7,176,213
Broadcom Corp., Class A	102,961	5,853,333
First Solar, Inc. (a)	14,205	706,131
Intel Corp.	894,569	30,826,848
KLA-Tencor Corp.	30,729	1,833,292
Lam Research Corp.	30,089	2,474,820
Linear Technology Corp.	45,183	2,162,007
Microchip Technology, Inc.	38,050	1,869,396
Micron Technology, Inc. (a)	203,490	5,683,476
NVIDIA Corp.	97,534	2,158,427
Skyworks Solutions, Inc.	36,040	3,941,334
Texas Instruments, Inc.	197,789	11,060,361
Xilinx, Inc.	49,386	2,341,884
Total		89,535,734
Software 3.6%
Adobe Systems, Inc. (a)	89,883	7,108,846
Autodesk, Inc. (a)	42,818	2,318,595
CA, Inc.	60,219	1,833,669
Citrix Systems, Inc. (a)	30,187	1,962,457
Electronic Arts, Inc. (a)	58,736	3,685,978
Intuit, Inc.	52,273	5,444,233
Microsoft Corp.	1,549,582	72,613,412
Oracle Corp.	605,510	26,333,630
Red Hat, Inc. (a)	34,641	2,676,710
salesforce.com, inc. (a)	114,287	8,314,379
Symantec Corp.	128,890	3,173,916
Total		135,465,825
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	1,100,219	143,336,531
EMC Corp.	375,528	9,891,408
Hewlett-Packard Co.	343,313	11,466,654
NetApp, Inc.	58,889	1,966,893
SanDisk Corp.	40,240	2,751,611
Seagate Technology PLC	62,021	3,450,848

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	41,021	$3,993,805
Total		176,857,750
TOTAL INFORMATION TECHNOLOGY		710,373,849
MATERIALS 3.0%
Chemicals 2.3%
Air Products & Chemicals, Inc.	36,430	5,346,467
Airgas, Inc.	12,768	1,301,570
CF Industries Holdings, Inc.	9,047	2,857,766
Dow Chemical Co. (The)	205,557	10,703,353
Eastman Chemical Co.	28,077	2,155,471
Ecolab, Inc.	50,873	5,832,590
EI du Pont de Nemours & Co.	171,022	12,144,272
FMC Corp.	25,185	1,439,826
International Flavors & Fragrances, Inc.	15,256	1,816,074
LyondellBasell Industries NV, Class A	74,808	7,563,089
Monsanto Co.	91,282	10,678,168
Mosaic Co. (The)	58,733	2,692,908
PPG Industries, Inc.	25,701	5,882,702
Praxair, Inc.	54,552	6,702,259
Sherwin-Williams Co. (The)	15,236	4,390,711
Sigma-Aldrich Corp.	22,554	3,141,772
Total		84,648,998
Construction Materials 0.1%
Martin Marietta Materials, Inc.	11,675	1,739,692
Vulcan Materials Co.	24,954	2,244,113
Total		3,983,805
Containers & Packaging 0.2%
Avery Dennison Corp.	17,089	1,057,980
Ball Corp.	25,947	1,841,977
MeadWestvaco Corp.	31,627	1,598,429
Owens-Illinois, Inc. (a)	31,022	741,426
Sealed Air Corp.	39,694	1,933,098
Total		7,172,910
Metals & Mining 0.3%
Alcoa, Inc.	230,865	2,885,813
Allegheny Technologies, Inc.	20,518	666,835
Freeport-McMoRan, Inc.	196,416	3,859,574
Newmont Mining Corp.	94,226	2,566,716
Nucor Corp.	60,265	2,850,535
Total		12,829,473

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Paper & Forest Products 0.1%
International Paper Co.	79,865	$4,139,403
TOTAL MATERIALS		112,774,589
TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 2.2%
AT&T, Inc.	980,350	33,861,289
CenturyLink, Inc.	107,002	3,556,746
Frontier Communications Corp.	189,351	975,158
Level 3 Communications, Inc. (a)	54,175	3,005,629
Verizon Communications, Inc.	784,906	38,805,753
Total		80,204,575
TOTAL TELECOMMUNICATION SERVICES		80,204,575
UTILITIES 2.8%
Electric Utilities 1.6%
American Electric Power Co., Inc.	92,485	5,205,981
Duke Energy Corp.	133,647	10,121,087
Edison International	61,541	3,742,308
Entergy Corp.	34,090	2,606,862
Eversource Energy	59,836	2,946,923
Exelon Corp.	162,413	5,494,432
FirstEnergy Corp.	79,557	2,838,594
NextEra Energy, Inc.	83,763	8,572,305
Pepco Holdings, Inc.	47,754	1,301,296
Pinnacle West Capital Corp.	20,884	1,272,253
PPL Corp.	125,981	4,372,801
Southern Co. (The)	171,862	7,508,651
Xcel Energy, Inc.	95,576	3,254,363
Total		59,237,856
Gas Utilities —%
AGL Resources, Inc.	22,603	1,138,513

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	128,938	$1,753,557
NRG Energy, Inc.	63,783	1,607,332
Total		3,360,889
Multi-Utilities 1.1%
Ameren Corp.	45,829	1,843,701
CenterPoint Energy, Inc.	81,184	1,653,718
CMS Energy Corp.	52,031	1,776,338
Consolidated Edison, Inc.	55,319	3,420,927
Dominion Resources, Inc.	111,090	7,834,067
DTE Energy Co.	33,477	2,652,383
Integrys Energy Group, Inc.	15,027	1,080,591
NiSource, Inc.	59,727	2,817,920
PG&E Corp.	89,989	4,811,712
Public Service Enterprise Group, Inc.	95,610	4,075,854
SCANA Corp.	26,991	1,434,841
Sempra Energy	43,738	4,700,523
TECO Energy, Inc.	44,485	838,542
Wisconsin Energy Corp.	42,595	2,056,487
Total		40,997,604
TOTAL UTILITIES		104,734,862
Total Common Stocks (Cost: $2,090,076,814)		$3,527,273,896

	Shares	Value

Money Market Funds 1.9%
Columbia Short-Term Cash Fund, 0.114% (c)(f)	72,004,009	$72,004,009
Total Money Market Funds (Cost: $72,004,009)		$72,004,009
Total Investments
(Cost: $2,162,080,823) (g)		$3,599,277,905(h)
Other Assets & Liabilities, Net		116,012,769
Net Assets		$3,715,290,674

At May 31, 2015, securities and cash totaling $13,614,960 were pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at May 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 FUTURE	358	USD	188,487,000	06/2015	277,183	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	1,067,614	133,071	(172,183)	16,542	1,045,044	23,823	4,295,365
Columbia Short-Term Cash Fund	172,199,950	110,442,218	(210,638,159)	—	72,004,009	29,329	72,004,009
Total	173,267,564	110,575,289	(210,810,342)	16,542	73,049,053	53,152	76,299,374

(d)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at May 31, 2015 was $1, which represents less than 0.01% of net assets.  Information concerning such security holdings at May 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Five Star Quality Care, Inc.	01-02-2002	2

(e)	Represents fractional shares.
(f)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(g)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $2,162,081,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,549,139,000
Unrealized Depreciation	(111,942,000)
Net Unrealized Appreciation	$1,437,197,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	440,067,002	—	—	440,067,002
Consumer Staples	334,191,208	—	—	334,191,208
Energy	280,739,513	—	—	280,739,513
Financials	572,425,814	—	—	572,425,814
Health Care	532,860,075	1	—	532,860,076
Industrials	358,902,408	—	—	358,902,408
Information Technology	710,373,849	—	—	710,373,849
Materials	112,774,589	—	—	112,774,589
Telecommunication Services	80,204,575	—	—	80,204,575
Utilities	104,734,862	—	—	104,734,862
Total Common Stocks	3,527,273,895	1	—	3,527,273,896
Money Market Funds	72,004,009	—	—	72,004,009
Total Investments	3,599,277,904	1	—	3,599,277,905
Derivatives
Assets
Futures Contracts	277,183	—	—	277,183
Total	3,599,555,087	1	—	3,599,555,088

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Marsico Focused Equities Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.0%
CONSUMER DISCRETIONARY 20.9%
Hotels, Restaurants & Leisure 4.4%
Starbucks Corp.	877,716	$45,606,123
Media 9.7%
Comcast Corp., Class A	507,293	29,656,349
Time Warner Cable, Inc.	67,860	12,275,195
Walt Disney Co. (The)	531,959	58,712,315
Total		100,643,859
Multiline Retail 2.8%
Dollar Tree, Inc. (a)	390,436	29,278,796
Textiles, Apparel & Luxury Goods 4.0%
Nike, Inc., Class B	409,991	41,683,785
TOTAL CONSUMER DISCRETIONARY		217,212,563
CONSUMER STAPLES 1.8%
Food & Staples Retailing 1.8%
CVS Health Corp.	183,484	18,785,092
TOTAL CONSUMER STAPLES		18,785,092
FINANCIALS 3.2%
Capital Markets 3.2%
Charles Schwab Corp. (The)	1,055,826	33,416,893
TOTAL FINANCIALS		33,416,893
HEALTH CARE 29.8%
Biotechnology 11.0%
Biogen, Inc. (a)	160,209	63,601,371
Celgene Corp. (a)	193,412	22,134,069
Vertex Pharmaceuticals, Inc. (a)	223,793	28,710,404
Total		114,445,844
Health Care Providers & Services 7.7%
HCA Holdings, Inc. (a)	511,697	41,872,165
UnitedHealth Group, Inc.	317,365	38,150,447
Total		80,022,612
Pharmaceuticals 11.1%
Actavis PLC (a)	124,836	38,300,933
Novartis AG, Registered Shares	324,695	33,338,370
Pacira Pharmaceuticals, Inc. (a)	306,179	23,946,260

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc. (a)	79,689	$19,027,343
Total		114,612,906
TOTAL HEALTH CARE		309,081,362
INDUSTRIALS 5.9%
Aerospace & Defense 2.9%
Boeing Co. (The)	209,773	29,477,302
Road & Rail 3.0%
Canadian Pacific Railway Ltd.	189,919	31,281,558
TOTAL INDUSTRIALS		60,758,860
INFORMATION TECHNOLOGY 30.6%
Internet Software & Services 10.2%
Alibaba Group Holding Ltd., ADR (a)	155,081	13,851,835
Facebook, Inc., Class A (a)	871,979	69,052,017
LinkedIn Corp., Class A (a)	120,219	23,434,290
Total		106,338,142
IT Services 5.5%
Visa, Inc., Class A	831,216	57,087,915
Semiconductors & Semiconductor Equipment 3.5%
ASML Holding NV	320,698	36,014,385
Software 2.5%
Electronic Arts, Inc. (a)	287,571	18,046,518
salesforce.com, inc. (a)	104,964	7,636,131
Total		25,682,649
Technology Hardware, Storage & Peripherals 8.9%
Apple, Inc.	705,474	91,909,153
TOTAL INFORMATION TECHNOLOGY		317,032,244
MATERIALS 4.8%
Chemicals 4.8%
Sherwin-Williams Co. (The)	173,667	50,047,356
TOTAL MATERIALS		50,047,356
Total Common Stocks (Cost: $751,709,011)		$1,006,334,370

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.114% (b)(c)	17,921,786	$17,921,786
Total Money Market Funds (Cost: $17,921,786)		$17,921,786

Total Investments (Cost: $769,630,797) (d)	$1,024,256,156(e)
Other Assets & Liabilities, Net	13,049,130
Net Assets	$1,037,305,286

Notes to Portfolio of Investments

(a)    Non-income producing investment.

(b)    The rate shown is the seven-day current annualized yield at May 31, 2015.

(c)    As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	23,630,450	132,349,315	(138,057,979)	17,921,786	9,870	17,921,786

(d)    At May 31, 2015, the cost of securities for federal income tax purposes was approximately $769,631,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$263,812,000
Unrealized Depreciation	(9,187,000)
Net Unrealized Appreciation	$254,625,000

(e)    Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation of the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	217,212,563	—	—	217,212,563
Consumer Staples	18,785,092	—	—	18,785,092
Financials	33,416,893	—	—	33,416,893
Health Care	275,742,992	33,338,370	—	309,081,362
Industrials	60,758,860	—	—	60,758,860
Information Technology	317,032,244	—	—	317,032,244
Materials	50,047,356	—	—	50,047,356
Total Common Stocks	972,996,000	33,338,370	—	1,006,334,370
Money Market Funds	17,921,786	—	—	17,921,786
Total Investments	990,917,786	33,338,370	—	1,024,256,156

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Marsico Global Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 85.4%
AUSTRALIA 0.7%
Domino’s Pizza Enterprises Ltd.	15,907	$468,038

CANADA 5.6%
Canadian Pacific Railway Ltd.	7,657	1,261,718
IMAX Corp. (a)	24,256	978,487
Valeant Pharmaceuticals International, Inc. (a)	5,620	1,341,888
Total		3,582,093

CHINA 3.9%
Alibaba Group Holding Ltd., ADR (a)	9,269	827,907
Tencent Holdings Ltd.	86,300	1,721,074
Total		2,548,981

FRANCE 5.0%
Hermes International	2,508	979,651
JCDecaux SA	15,186	619,617
Safran SA	23,132	1,636,392
Total		3,235,660

IRELAND 2.7%
Actavis PLC (a)	5,715	1,753,419

JAPAN 1.2%
Nintendo Co., Ltd.	4,400	742,279

NETHERLANDS 3.8%
ASML Holding NV	21,850	2,453,755

SWITZERLAND 3.3%
Novartis AG, Registered Shares	20,480	2,102,804

UNITED KINGDOM 13.1%
ARM Holdings PLC	79,741	1,407,669
Auto Trader Group PLC (a)	140,423	610,064
BAE Systems PLC	160,358	1,262,219
Domino’s Pizza Group PLC	184,481	2,242,998
Liberty Global PLC, Class C (a)	43,594	2,343,178
Signet Jewelers Ltd.	4,299	555,990
Total		8,422,118

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES 46.1%
Apple, Inc.	33,445	$4,357,215
Biogen, Inc. (a)	6,755	2,681,667
Black Knight Financial Services, Inc. Class A (a)	6,064	167,245
Chipotle Mexican Grill, Inc. (a)	893	549,659
Dollar Tree, Inc. (a)	13,444	1,008,165
Electronic Arts, Inc. (a)	17,071	1,071,291
Facebook, Inc., Class A (a)	37,407	2,962,260
FleetCor Technologies, Inc. (a)	7,427	1,129,944
HCA Holdings, Inc. (a)	11,630	951,683
LinkedIn Corp., Class A (a)	3,547	691,417
lululemon athletica, Inc. (a)	10,976	656,255
Nike, Inc., Class B	16,774	1,705,413
Norwegian Cruise Line Holdings Ltd. (a)	32,267	1,760,487
Pacira Pharmaceuticals, Inc. (a)	16,400	1,282,644
Sherwin-Williams Co. (The)	7,844	2,260,484
UnitedHealth Group, Inc.	12,219	1,468,846
Vertex Pharmaceuticals, Inc. (a)	12,130	1,556,158
Visa, Inc., Class A	24,312	1,669,748
Walt Disney Co. (The)	16,740	1,847,594
Total		29,778,175
Total Common Stocks (Cost: $48,541,759)		$55,087,322

	Shares	Value

Money Market Funds 9.3%
Columbia Short-Term Cash Fund, 0.114% (b)(c)	6,011,241	$6,011,241
Total Money Market Funds (Cost: $6,011,241)		$6,011,241
Total Investments
(Cost: $54,553,000) (d)		$61,098,563(e)
Other Assets & Liabilities, Net		3,428,008
Net Assets		$64,526,571

Notes to Portfolio of Investments

(a)             Non-income producing investment.

(b)             The rate shown is the seven-day current annualized yield at May 31, 2015.

(c)             As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,141,885	16,272,903	(15,403,547)	6,011,241	1,395	6,011,241

(d)             At May 31, 2015, the cost of securities for federal income tax purposes was approximately $54,553,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$7,044,000
Unrealized Depreciation	(498,000)
Net Unrealized Appreciation	$6,546,000

(e)             Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR               American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation of the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)

Investments
Common Stocks
Australia	—	468,038	—	468,038
Canada	3,582,093	—	—	3,582,093
China	827,907	1,721,074	—	2,548,981
France	—	3,235,660	—	3,235,660
Ireland	1,753,419	—	—	1,753,419
Japan	—	742,279	—	742,279
Netherlands	2,453,755	—	—	2,453,755
Switzerland	—	2,102,804	—	2,102,804
United Kingdom	2,899,168	5,522,950	—	8,422,118
United States	29,778,175	—	—	29,778,175
Total Common Stocks	41,294,517	13,792,805	—	55,087,322
Money Market Funds	6,011,241	—	—	6,011,241
Total Investments	47,305,758	13,792,805	—	61,098,563

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Marsico Growth Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.6%
CONSUMER DISCRETIONARY 20.7%
Automobiles 1.3%
Tesla Motors, Inc. (a)	78,031	$19,570,175
Hotels, Restaurants & Leisure 4.3%
Chipotle Mexican Grill, Inc. (a)	23,377	14,389,011
Royal Caribbean Cruises Ltd.	201,112	15,280,490
Starbucks Corp.	699,066	36,323,469
Total		65,992,970
Internet & Catalog Retail 0.9%
Priceline Group, Inc. (The) (a)	12,310	14,427,812
Media 6.2%
Comcast Corp., Class A	520,864	30,449,709
Walt Disney Co. (The)	599,097	66,122,336
Total		96,572,045
Multiline Retail 2.9%
Dollar Tree, Inc. (a)	588,719	44,148,038
Specialty Retail 1.0%
Signet Jewelers Ltd.	115,344	14,917,440
Textiles, Apparel & Luxury Goods 4.1%
lululemon athletica, Inc. (a)	295,057	17,641,458
Nike, Inc., Class B	454,789	46,238,398
Total		63,879,856
TOTAL CONSUMER DISCRETIONARY		319,508,336
CONSUMER STAPLES 1.8%
Food & Staples Retailing 1.8%
CVS Health Corp.	266,859	27,321,025
TOTAL CONSUMER STAPLES		27,321,025
FINANCIALS 2.6%
Capital Markets 2.6%
Charles Schwab Corp. (The)	1,232,996	39,024,323
TOTAL FINANCIALS		39,024,323
HEALTH CARE 27.5%
Biotechnology 11.8%
Biogen, Inc. (a)	191,555	76,045,420
Celgene Corp. (a)	401,187	45,911,840

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Incyte Corp. (a)	154,304	$16,996,586
Vertex Pharmaceuticals, Inc. (a)	334,198	42,874,261
Total		181,828,107
Health Care Providers & Services 6.4%
HCA Holdings, Inc. (a)	616,816	50,474,053
UnitedHealth Group, Inc.	399,196	47,987,351
Total		98,461,404
Life Sciences Tools & Services 1.1%
Illumina, Inc. (a)	84,531	17,420,149
Pharmaceuticals 8.2%
Actavis PLC (a)	162,352	49,811,217
Pacira Pharmaceuticals, Inc. (a)	274,355	21,457,305
Valeant Pharmaceuticals International, Inc. (a)	229,229	54,733,008
Total		126,001,530
TOTAL HEALTH CARE		423,711,190
INDUSTRIALS 8.8%
Aerospace & Defense 2.8%
Boeing Co. (The)	312,165	43,865,426
Airlines 2.0%
Delta Air Lines, Inc.	710,173	30,480,625
Road & Rail 4.0%
Canadian Pacific Railway Ltd.	187,660	30,909,478
Union Pacific Corp.	306,202	30,898,844
Total		61,808,322
TOTAL INDUSTRIALS		136,154,373
INFORMATION TECHNOLOGY 32.1%
Communications Equipment 1.1%
Palo Alto Networks, Inc. (a)	102,803	17,424,081
Internet Software & Services 10.5%
Alibaba Group Holding Ltd., ADR (a)	230,366	20,576,291
Facebook, Inc., Class A (a)	957,985	75,862,832
LinkedIn Corp., Class A (a)	152,682	29,762,302
Tencent Holdings Ltd.	1,739,200	34,684,719
Total		160,886,144

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 5.2%
FleetCor Technologies, Inc. (a)	199,622	$30,370,491
Visa, Inc., Class A	731,814	50,260,986
Total		80,631,477
Semiconductors & Semiconductor Equipment 4.6%
ASML Holding NV	306,035	34,367,730
NXP Semiconductors NV (a)	324,983	36,479,342
Total		70,847,072
Software 3.4%
Electronic Arts, Inc. (a)	428,882	26,914,490
salesforce.com, inc. (a)	353,286	25,701,556
Total		52,616,046
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	867,158	112,973,344
TOTAL INFORMATION TECHNOLOGY		495,378,164

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.1%
Chemicals 3.1%
Sherwin-Williams Co. (The)	165,026	$47,557,193
TOTAL MATERIALS		47,557,193
Total Common Stocks (Cost: $1,148,366,446)		$1,488,654,604

	Shares	Value
Money Market Funds 1.9%
Columbia Short-Term Cash Fund, 0.114% (b)(c)	29,951,448	$29,951,448
Total Money Market Funds (Cost: $29,951,448)		$29,951,448
Total Investments
(Cost: $1,178,317,894) (d)		$1,518,606,052(e)
Other Assets & Liabilities, Net		23,696,384
Net Assets		$1,542,302,436

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,601	245,644,175	(215,713,328)	29,951,448	9,495	29,951,448

(d)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $1,178,318,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$362,989,000
Unrealized Depreciation	(22,701,000)
Net Unrealized Appreciation	$340,288,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation of the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets ($)	Other Significant Observable Inputs ($)	Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	319,508,336	—	—	319,508,336
Consumer Staples	27,321,025	—	—	27,321,025
Financials	39,024,323	—	—	39,024,323
Health Care	423,711,190	—	—	423,711,190
Industrials	136,154,373	—	—	136,154,373
Information Technology	460,693,445	34,684,719	—	495,378,164
Materials	47,557,193	—	—	47,557,193
Total Common Stocks	1,453,969,885	34,684,719	—	1,488,654,604
Money Market Funds	29,951,448	—	—	29,951,448
Total Investments	1,483,921,333	34,684,719	—	1,518,606,052

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Marsico 21st Century Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
CONSUMER DISCRETIONARY 19.9%
Auto Components 1.8%
Delphi Automotive PLC	205,471	$17,871,867
Automobiles 1.6%
Tesla Motors, Inc. (a)	62,186	15,596,249
Hotels, Restaurants & Leisure 4.9%
Domino’s Pizza, Inc.	154,934	16,835,128
Norwegian Cruise Line Holdings Ltd. (a)	575,632	31,406,482
Total		48,241,610
Internet & Catalog Retail 1.2%
Netflix, Inc. (a)	4,045	2,524,323
Priceline Group, Inc. (The) (a)	7,701	9,025,880
Total		11,550,203
Media 7.3%
Comcast Corp., Class A	173,288	10,130,417
Time Warner, Inc.	315,364	26,641,951
Walt Disney Co. (The)	324,258	35,788,355
Total		72,560,723
Multiline Retail 1.6%
Burlington Stores, Inc. (a)	304,801	16,084,349
Specialty Retail 1.5%
O’Reilly Automotive, Inc. (a)	43,586	9,568,434
Party City Holdco, Inc. (a)	241,064	5,243,142
Total		14,811,576
TOTAL CONSUMER DISCRETIONARY		196,716,577
CONSUMER STAPLES 3.7%
Beverages 3.0%
Constellation Brands, Inc., Class A	249,061	29,361,801
Food Products 0.7%
Keurig Green Mountain, Inc.	85,260	7,352,823
TOTAL CONSUMER STAPLES		36,714,624
ENERGY 0.6%
Oil, Gas & Consumable Fuels 0.6%
Pioneer Natural Resources Co.	42,772	6,322,985
TOTAL ENERGY		6,322,985

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 4.0%
Banks 1.9%
First Republic Bank	299,823	$18,154,282
Capital Markets 2.1%
Charles Schwab Corp. (The)	666,392	21,091,307
TOTAL FINANCIALS		39,245,589
HEALTH CARE 21.6%
Biotechnology 9.1%
Alkermes PLC (a)	320,413	19,577,234
Biogen, Inc. (a)	117,007	46,450,609
Juno Therapeutics, Inc. (a)	100,691	5,300,374
Regeneron Pharmaceuticals, Inc. (a)	36,951	18,939,605
Total		90,267,822
Health Care Equipment & Supplies 1.1%
DexCom, Inc. (a)	149,013	10,687,212
Health Care Providers & Services 2.6%
Acadia Healthcare Co., Inc. (a)	111,176	8,242,589
Envision Healthcare Holdings, Inc. (a)	459,818	16,990,275
Total		25,232,864
Life Sciences Tools & Services 1.9%
Illumina, Inc. (a)	91,431	18,842,100
Pharmaceuticals 6.9%
Actavis PLC (a)	142,782	43,806,946
Endo International PLC (a)	298,333	24,988,372
Total		68,795,318
TOTAL HEALTH CARE		213,825,316
INDUSTRIALS 10.9%
Aerospace & Defense 6.1%
B/E Aerospace, Inc.	320,500	18,377,470
Boeing Co. (The)	178,124	25,029,985
Lockheed Martin Corp.	88,926	16,735,873
Total		60,143,328
Air Freight & Logistics 0.7%
XPO Logistics, Inc. (a)	140,216	6,893,019
Airlines 1.6%
Delta Air Lines, Inc.	384,934	16,521,367

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 2.5%
Canadian Pacific Railway Ltd.	86,017	$14,167,860
Genesee & Wyoming, Inc., Class A (a)	129,777	10,685,838
Total		24,853,698
TOTAL INDUSTRIALS		108,411,412
INFORMATION TECHNOLOGY 34.7%
Communications Equipment 1.2%
Palo Alto Networks, Inc. (a)	69,803	11,830,910
Internet Software & Services 11.1%
Alibaba Group Holding Ltd., ADR (a)	244,346	21,824,985
CoStar Group, Inc. (a)	60,661	12,672,689
Facebook, Inc., Class A (a)	690,093	54,648,465
LinkedIn Corp., Class A (a)	104,930	20,454,005
Total		109,600,144
IT Services 5.8%
Black Knight Financial Services, Inc. Class A (a)	48,715	1,343,560
FleetCor Technologies, Inc. (a)	164,253	24,989,451
MasterCard, Inc., Class A	337,268	31,116,346
Total		57,449,357
Semiconductors & Semiconductor Equipment 7.2%
ARM Holdings PLC	610,882	10,783,912
ASML Holding NV	229,915	25,819,455
NXP Semiconductors NV (a)	313,653	35,207,549
Total		71,810,916
Software 6.3%
Electronic Arts, Inc. (a)	490,602	30,787,729
Mobileye NV (a)	163,590	7,701,817
salesforce.com, inc. (a)	322,195	23,439,686
Total		61,929,232

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	238,305	$31,046,375
TOTAL INFORMATION TECHNOLOGY		343,666,934
MATERIALS 1.7%
Chemicals 1.7%
Sherwin-Williams Co. (The)	60,068	17,310,396
TOTAL MATERIALS		17,310,396
TELECOMMUNICATION SERVICES 1.6%
Wireless Telecommunication Services 1.6%
SBA Communications Corp., Class A (a)	144,460	16,152,073
TOTAL TELECOMMUNICATION SERVICES		16,152,073
Total Common Stocks (Cost: $786,644,027)		$978,365,906

	Shares	Value

Money Market Funds 1.4%
Columbia Short-Term Cash Fund, 0.114% (b)(c)	13,778,098	$13,778,098
Total Money Market Funds (Cost: $13,778,098)		$13,778,098
Total Investments
(Cost: $800,422,125) (d)		$992,144,004(e)
Other Assets & Liabilities, Net		(1,432,137)
Net Assets		$990,711,867

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,149,309	82,131,792	(70,503,003)	13,778,098	3,804	13,778,098

(d)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $800,422,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$202,252,000
Unrealized Depreciation	(10,530,000)
Net Unrealized Appreciation	$191,722,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation of the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	196,716,577	—	—	196,716,577
Consumer Staples	36,714,624	—	—	36,714,624
Energy	6,322,985	—	—	6,322,985
Financials	39,245,589	—	—	39,245,589
Health Care	213,825,316	—	—	213,825,316
Industrials	108,411,412	—	—	108,411,412
Information Technology	332,883,022	10,783,912	—	343,666,934
Materials	17,310,396	—	—	17,310,396
Telecommunication Services	16,152,073	—	—	16,152,073
Total Common Stocks	967,581,994	10,783,912	—	978,365,906
Money Market Funds	13,778,098	—	—	13,778,098
Total Investments	981,360,092	10,783,912	—	992,144,004

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Mid Cap Index Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.4%
CONSUMER DISCRETIONARY 13.4%
Auto Components 0.5%
Dana Holding Corp.	392,060	$8,535,146
Gentex Corp.	702,536	12,069,569
Total		20,604,715
Automobiles 0.2%
Thor Industries, Inc.	110,514	6,751,300
Distributors 0.5%
LKQ Corp. (a)	723,477	20,669,738
Diversified Consumer Services 1.0%
Apollo Education Group, Inc., Class A (a)	229,800	3,810,084
DeVry Education Group, Inc.	136,598	4,345,182
Graham Holdings Co., Class B	10,530	11,277,630
Service Corp. International	482,741	14,028,454
Sotheby’s	146,092	6,549,304
Total		40,010,654
Hotels, Restaurants & Leisure 1.8%
Brinker International, Inc.	150,169	8,286,325
Buffalo Wild Wings, Inc. (a)	45,060	6,879,310
Cheesecake Factory, Inc. (The)	110,525	5,699,774
Domino’s Pizza, Inc.	132,360	14,382,238
Dunkin’ Brands Group, Inc.	231,950	12,376,852
International Speedway Corp., Class A	66,499	2,475,758
Life Time Fitness, Inc. (a)	85,399	6,140,188
Panera Bread Co., Class A (a)	60,611	11,031,202
Wendy’s Co. (The)	655,998	7,373,418
Total		74,645,065
Household Durables 1.8%
Jarden Corp. (a)	426,851	22,648,714
KB Home	216,596	3,201,289
MDC Holdings, Inc.	92,978	2,599,665
NVR, Inc. (a)	9,150	12,449,490
Tempur Sealy International, Inc. (a)	144,944	8,637,213
Toll Brothers, Inc. (a)	380,246	13,753,498
Tupperware Brands Corp.	118,360	7,780,986
Total		71,070,855
Internet & Catalog Retail 0.1%
HSN, Inc.	77,339	5,190,220
Leisure Products 1.0%
Brunswick Corp.	220,840	11,271,673
Polaris Industries, Inc.	145,164	20,765,710

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Leisure Products (continued)
Vista Outdoor, Inc. (a)	151,774	$6,995,264
Total		39,032,647
Media 1.4%
AMC Networks, Inc., Class A (a)	140,544	11,045,353
Cinemark Holdings, Inc.	247,743	10,041,024
DreamWorks Animation SKG, Inc., Class A (a)	172,340	4,644,563
John Wiley & Sons, Inc., Class A	110,364	6,403,319
Live Nation Entertainment, Inc. (a)	345,180	9,872,148
Meredith Corp.	86,888	4,587,687
New York Times Co. (The), Class A	312,939	4,349,852
Time, Inc.	260,500	5,863,855
Total		56,807,801
Multiline Retail 0.3%
Big Lots, Inc.	127,170	5,582,763
JCPenney Co., Inc. (a)	725,420	6,231,358
Total		11,814,121
Specialty Retail 4.2%
Aaron’s, Inc.	153,579	5,379,872
Abercrombie & Fitch Co., Class A	164,960	3,376,731
Advance Auto Parts, Inc.	174,015	26,662,578
American Eagle Outfitters, Inc.	417,594	6,836,014
ANN, Inc. (a)	108,768	5,084,904
Ascena Retail Group, Inc. (a)	313,599	4,634,993
Cabela’s, Inc. (a)	113,430	5,784,930
Chico’s FAS, Inc.	341,178	5,666,967
CST Brands, Inc.	183,530	7,298,988
Dick’s Sporting Goods, Inc.	233,420	12,539,322
Foot Locker, Inc.	338,047	21,364,571
Guess?, Inc.	152,088	2,667,624
Murphy USA, Inc. (a)	102,310	5,957,511
Office Depot, Inc. (a)	1,167,802	10,825,525
Rent-A-Center, Inc.	125,867	3,807,477
Signet Jewelers Ltd.	190,755	24,670,344
Williams-Sonoma, Inc.	203,758	16,017,416
Total		168,575,767
Textiles, Apparel & Luxury Goods 0.6%
Carter’s, Inc.	125,632	12,967,735
Deckers Outdoor Corp. (a)	82,242	5,604,792
Kate Spade & Co. (a)	303,150	7,512,057
Total		26,084,584
TOTAL CONSUMER DISCRETIONARY		541,257,467

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 3.8%
Beverages 0.1%
Boston Beer Co., Inc. (The), Class A (a)	21,580	$5,692,372
Food & Staples Retailing 0.3%
SUPERVALU, Inc. (a)	491,121	4,336,599
United Natural Foods, Inc. (a)	118,961	7,978,714
Total		12,315,313
Food Products 2.0%
Dean Foods Co.	224,015	4,126,356
Flowers Foods, Inc.	438,431	9,847,160
Hain Celestial Group, Inc. (The) (a)	242,000	15,311,340
Ingredion, Inc.	170,126	13,945,228
Lancaster Colony Corp.	46,205	4,123,334
Post Holdings, Inc. (a)	124,531	5,387,211
Tootsie Roll Industries, Inc.	48,619	1,494,548
TreeHouse Foods, Inc. (a)	101,810	7,262,108
WhiteWave Foods Co. (The), Class A (a)	415,010	19,932,931
Total		81,430,216
Household Products 1.2%
Church & Dwight Co., Inc.	310,641	26,084,525
Energizer Holdings, Inc.	147,803	20,942,207
Total		47,026,732
Personal Products 0.2%
Avon Products, Inc.	1,034,370	6,950,966
TOTAL CONSUMER STAPLES		153,415,599
ENERGY 4.3%
Energy Equipment & Services 2.1%
Atwood Oceanics, Inc.	142,985	4,399,649
Dresser-Rand Group, Inc. (a)	182,406	15,431,548
Dril-Quip, Inc. (a)	92,240	6,971,499
Helix Energy Solutions Group, Inc. (a)	234,338	3,672,077
Nabors Industries Ltd.	688,560	10,156,260
Oceaneering International, Inc.	237,026	12,040,921
Oil States International, Inc. (a)	122,188	4,995,045
Patterson-UTI Energy, Inc.	348,423	7,038,145
Rowan Companies PLC, Class A	296,380	6,366,242
Superior Energy Services, Inc.	362,049	8,359,711
Tidewater, Inc.	111,547	2,737,363
Unit Corp. (a)	110,248	3,476,119
Total		85,644,579

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 2.2%
California Resources Corp.	734,010	$5,761,978
Denbury Resources, Inc.	840,730	6,196,180
Energen Corp.	173,665	12,017,618
Gulfport Energy Corp. (a)	226,410	9,771,856
HollyFrontier Corp.	466,530	19,430,974
Peabody Energy Corp.	653,850	2,210,013
Rosetta Resources, Inc. (a)	175,032	4,088,748
SM Energy Co.	160,509	8,397,831
Western Refining, Inc.	168,070	7,391,719
World Fuel Services Corp.	171,520	8,581,146
WPX Energy, Inc. (a)	485,070	6,252,552
Total		90,100,615
TOTAL ENERGY		175,745,194
FINANCIALS 22.7%
Banks 5.1%
Associated Banc-Corp.	353,709	6,709,860
BancorpSouth, Inc.	203,870	4,931,615
Bank of Hawaii Corp.	103,896	6,521,552
Bank of the Ozarks, Inc.	167,370	7,359,259
Cathay General Bancorp	176,615	5,337,305
City National Corp.	114,447	10,549,724
Commerce Bancshares, Inc.	197,336	8,803,159
Cullen/Frost Bankers, Inc.	130,719	9,596,082
East West Bancorp, Inc.	341,547	14,652,366
First Horizon National Corp.	557,270	8,225,305
First Niagara Financial Group, Inc.	842,099	7,503,102
FirstMerit Corp.	393,486	7,728,065
Fulton Financial Corp.	425,945	5,392,464
Hancock Holding Co.	191,381	5,574,929
International Bancshares Corp.	137,452	3,587,497
PacWest Bancorp	230,350	10,340,411
Prosperity Bancshares, Inc.	143,295	7,676,313
Signature Bank (a)	119,711	16,717,641
SVB Financial Group (a)	121,247	16,357,433
Synovus Financial Corp.	323,865	9,398,562
TCF Financial Corp.	391,539	6,162,824
Trustmark Corp.	160,660	3,831,741
Umpqua Holdings Corp.	524,340	9,223,141
Valley National Bancorp	525,501	5,139,400
Webster Financial Corp.	215,375	8,160,559
Total		205,480,309
Capital Markets 1.9%
Eaton Vance Corp.	281,762	11,439,537
Federated Investors, Inc., Class B	226,910	7,896,468

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
Janus Capital Group, Inc.	351,900	$6,386,985
Raymond James Financial, Inc.	302,336	17,571,768
SEI Investments Co.	309,605	14,811,503
Stifel Financial Corp. (a)	157,740	8,401,233
Waddell & Reed Financial, Inc., Class A	198,816	9,499,429
Total		76,006,923
Consumer Finance 0.2%
SLM Corp. (a)	1,007,540	10,337,360
Diversified Financial Services 0.7%
CBOE Holdings, Inc.	199,858	11,695,690
MSCI, Inc.	267,367	16,590,123
Total		28,285,813
Insurance 4.7%
Alleghany Corp. (a)	38,078	18,100,377
American Financial Group, Inc.	174,387	11,073,575
Arthur J Gallagher & Co.	391,958	18,990,365
Aspen Insurance Holdings Ltd.	148,084	6,865,174
Brown & Brown, Inc.	280,003	9,069,297
CNO Financial Group, Inc.	480,560	8,650,080
Everest Re Group Ltd.	106,320	19,298,143
First American Financial Corp.	256,435	9,157,294
Hanover Insurance Group, Inc. (The)	105,400	7,502,372
HCC Insurance Holdings, Inc.	229,648	13,131,273
Kemper Corp.	119,041	4,260,477
Mercury General Corp.	86,561	4,819,716
Old Republic International Corp.	573,106	8,860,219
Primerica, Inc.	124,285	5,497,126
Reinsurance Group of America, Inc.	163,629	15,307,493
RenaissanceRe Holdings Ltd.	108,880	11,117,737
StanCorp Financial Group, Inc.	100,268	7,441,891
WR Berkley Corp.	239,463	11,733,687
Total		190,876,296
Real Estate Investment Trusts (REITs) 8.9%
Alexandria Real Estate Equities, Inc.	171,381	15,892,160
American Campus Communities, Inc.	266,913	10,412,276
BioMed Realty Trust, Inc.	479,015	9,767,116
Camden Property Trust	206,327	15,470,398
Communications Sales & Leasing, Inc. (a)	289,324	7,536,890
Corporate Office Properties Trust	220,131	5,650,763
Corrections Corp. of America	277,865	9,769,733
Douglas Emmett, Inc.	326,790	9,601,090

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Duke Realty Corp.	820,219	$16,043,484
Equity One, Inc.	184,285	4,566,582
Extra Space Storage, Inc.	263,075	18,423,142
Federal Realty Investment Trust	163,363	21,967,423
Highwoods Properties, Inc.	221,064	9,273,635
Home Properties, Inc.	137,497	10,218,777
Hospitality Properties Trust	356,743	10,770,071
Kilroy Realty Corp.	205,505	14,194,230
Lamar Advertising Co. Class A	190,949	11,575,328
LaSalle Hotel Properties	268,640	9,794,614
Liberty Property Trust	354,251	12,377,530
Mack-Cali Realty Corp.	199,228	3,366,953
Mid-America Apartment Communities, Inc.	179,150	13,685,269
National Retail Properties, Inc.	314,568	11,799,446
Omega Healthcare Investors, Inc.	375,630	13,533,949
Potlatch Corp.	96,607	3,504,902
Rayonier, Inc.	301,185	7,776,597
Regency Centers Corp.	223,948	14,140,077
Senior Housing Properties Trust	559,075	11,187,091
Tanger Factory Outlet Centers, Inc.	224,620	7,553,971
Taubman Centers, Inc.	150,639	11,151,805
UDR, Inc.	615,657	20,045,792
Urban Edge Properties	219,630	4,744,008
Weingarten Realty Investors	268,147	9,044,598
WP Glimcher, Inc.	440,400	6,196,428
Total		361,036,128
Real Estate Management & Development 0.6%
Alexander & Baldwin, Inc.	108,046	4,437,449
Jones Lang LaSalle, Inc.	106,668	18,478,098
Total		22,915,547
Thrifts & Mortgage Finance 0.6%
New York Community Bancorp, Inc.	1,053,004	18,680,291
Washington Federal, Inc.	233,259	5,155,024
Total		23,835,315
TOTAL FINANCIALS		918,773,691
HEALTH CARE 8.5%
Biotechnology 0.5%
United Therapeutics Corp. (a)	111,028	20,398,064
Health Care Equipment & Supplies 3.5%
Align Technology, Inc. (a)	172,840	10,486,203
Cooper Companies, Inc. (The)	114,892	20,883,919

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Halyard Health, Inc. (a)	110,720	$4,586,022
Hill-Rom Holdings, Inc.	134,444	6,931,933
Hologic, Inc. (a)	579,476	20,727,856
IDEXX Laboratories, Inc. (a)	112,126	15,204,285
ResMed, Inc.	334,407	19,669,820
Sirona Dental Systems, Inc. (a)	132,180	13,048,810
STERIS Corp.	141,738	9,472,350
Teleflex, Inc.	98,597	12,693,378
Thoratec Corp. (a)	128,740	5,843,509
Total		139,548,085
Health Care Providers & Services 2.9%
Centene Corp. (a)	282,700	21,298,618
Community Health Systems, Inc. (a)	277,718	15,360,583
Health Net, Inc. (a)	182,964	11,387,679
LifePoint Health, Inc. (a)	105,157	7,917,271
Mednax, Inc. (a)	228,602	16,271,890
Omnicare, Inc.	231,057	22,017,421
Owens & Minor, Inc.	150,030	4,999,000
VCA, Inc. (a)	195,302	10,245,543
WellCare Health Plans, Inc. (a)	104,566	8,958,169
Total		118,456,174
Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc. (a)	403,723	5,680,383
HMS Holdings Corp. (a)	210,221	3,582,166
Total		9,262,549
Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc., Class A (a)	49,161	7,097,374
Bio-Techne Corp.	88,351	8,945,539
Charles River Laboratories International, Inc. (a)	112,598	8,145,339
Mettler-Toledo International, Inc. (a)	66,921	21,727,910
Total		45,916,162
Pharmaceuticals 0.2%
Akorn, Inc. (a)	187,000	8,583,300
TOTAL HEALTH CARE		342,164,334
INDUSTRIALS 15.1%
Aerospace & Defense 1.7%
B/E Aerospace, Inc.	252,104	14,455,643
Esterline Technologies Corp. (a)	74,023	8,007,068
Huntington Ingalls Industries, Inc.	114,929	14,250,047
KLX, Inc. (a)	124,822	5,472,196

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Aerospace & Defense (continued)
Orbital ATK, Inc.	141,077	$10,792,391
Teledyne Technologies, Inc. (a)	83,910	8,502,600
Triumph Group, Inc.	120,032	8,004,934
Total		69,484,879
Airlines 0.8%
Alaska Air Group, Inc.	312,356	20,190,692
JetBlue Airways Corp. (a)	621,256	12,524,521
Total		32,715,213
Building Products 1.0%
AO Smith Corp.	178,600	12,748,468
Fortune Brands Home & Security, Inc.	377,501	17,312,196
Lennox International, Inc.	97,792	11,011,379
Total		41,072,043
Commercial Services & Supplies 1.6%
Clean Harbors, Inc. (a)	127,550	7,186,167
Copart, Inc. (a)	270,744	9,367,742
Deluxe Corp.	118,702	7,576,749
Herman Miller, Inc.	141,529	3,920,353
HNI Corp.	105,085	5,095,572
MSA Safety, Inc.	74,846	3,345,616
Rollins, Inc.	228,919	5,681,770
RR Donnelley & Sons Co.	475,398	9,118,134
Waste Connections, Inc.	294,984	14,315,573
Total		65,607,676
Construction & Engineering 0.5%
AECOM (a)	369,905	12,217,962
Granite Construction, Inc.	85,772	3,074,926
KBR, Inc.	344,557	6,598,267
Total		21,891,155
Electrical Equipment 1.0%
Acuity Brands, Inc.	103,182	18,210,591
Hubbell, Inc., Class B	128,065	13,834,862
Regal Beloit Corp.	106,374	8,317,383
Total		40,362,836
Industrial Conglomerates 0.4%
Carlisle Companies, Inc.	155,074	15,375,587
Machinery 4.5%
AGCO Corp.	191,421	9,720,358
CLARCOR, Inc.	119,448	7,359,191
Crane Co.	116,275	7,038,126
Donaldson Co., Inc.	302,125	10,773,777

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Graco, Inc.	140,352	$10,188,152
Harsco Corp.	190,534	3,069,503
IDEX Corp.	186,133	14,380,636
ITT Corp.	216,512	9,240,732
Kennametal, Inc.	188,346	6,791,757
Lincoln Electric Holdings, Inc.	184,815	12,421,416
Nordson Corp.	136,266	11,025,282
Oshkosh Corp.	185,910	9,325,246
SPX Corp.	97,513	7,246,191
Terex Corp.	252,675	6,248,653
Timken Co. (The)	177,245	6,930,279
Trinity Industries, Inc.	370,366	11,107,276
Valmont Industries, Inc.	57,091	7,104,975
Wabtec Corp.	229,220	22,990,766
Woodward, Inc.	137,667	7,012,757
Total		179,975,073
Marine 0.3%
Kirby Corp. (a)	132,528	10,166,223
Professional Services 1.2%
CEB, Inc.	79,658	6,738,270
FTI Consulting, Inc. (a)	98,433	3,868,417
Manpowergroup, Inc.	186,297	15,770,041
Towers Watson & Co.	165,520	22,833,484
Total		49,210,212
Road & Rail 1.4%
Con-way, Inc.	136,993	5,544,107
Genesee & Wyoming, Inc., Class A (a)	121,994	10,044,986
JB Hunt Transport Services, Inc.	219,000	18,400,380
Landstar System, Inc.	106,578	6,970,201
Old Dominion Freight Line, Inc. (a)	161,500	10,983,615
Werner Enterprises, Inc.	106,334	2,926,312
Total		54,869,601
Trading Companies & Distributors 0.7%
GATX Corp.	105,398	5,871,722
MSC Industrial Direct Co., Inc., Class A	120,710	8,373,653
NOW, Inc. (a)	254,730	5,889,358
Watsco, Inc.	65,023	8,187,696
Total		28,322,429
TOTAL INDUSTRIALS		609,052,927

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 16.8%
Communications Equipment 1.0%
Arris Group, Inc. (a)	314,280	$10,374,383
Ciena Corp. (a)	278,692	6,722,051
InterDigital, Inc.	88,354	5,180,195
JDS Uniphase Corp. (a)	553,610	7,097,280
Plantronics, Inc.	93,209	5,142,340
Polycom, Inc. (a)	319,240	4,300,163
Total		38,816,412
Electronic Equipment, Instruments & Components 3.7%
Arrow Electronics, Inc. (a)	227,556	13,833,129
Avnet, Inc.	324,460	14,279,485
Belden, Inc.	101,160	8,539,927
Cognex Corp. (a)	205,910	10,392,278
FEI Co.	99,490	8,118,384
Ingram Micro, Inc., Class A (a)	371,736	9,966,242
IPG Photonics Corp. (a)	84,730	8,035,793
Itron, Inc. (a)	91,063	3,268,251
Jabil Circuit, Inc.	459,720	11,295,320
Keysight Technologies, Inc. (a)	400,780	13,169,631
Knowles Corp. (a)	202,400	3,916,440
National Instruments Corp.	240,846	7,203,704
Tech Data Corp. (a)	91,014	5,744,804
Trimble Navigation Ltd. (a)	616,638	14,453,995
Vishay Intertechnology, Inc.	323,008	4,205,564
Zebra Technologies Corp., Class A (a)	121,155	13,283,434
Total		149,706,381
Internet Software & Services 0.5%
AOL, Inc. (a)	186,560	9,329,866
Rackspace Hosting, Inc. (a)	279,406	11,201,386
Total		20,531,252
IT Services 3.3%
Acxiom Corp. (a)	183,853	3,046,444
Broadridge Financial Solutions, Inc.	287,562	15,580,109
Convergys Corp.	235,644	5,851,040
CoreLogic, Inc. (a)	213,627	8,327,180
DST Systems, Inc.	67,977	8,048,477
Gartner, Inc. (a)	197,597	17,285,786
Global Payments, Inc.	159,547	16,653,516
Jack Henry & Associates, Inc.	194,558	12,661,835
Leidos Holdings, Inc.	148,022	6,290,935
MAXIMUS, Inc.	156,690	10,242,825
NeuStar, Inc., Class A (a)	132,555	3,621,403
Science Applications International Corp.	93,484	4,954,652
VeriFone Systems, Inc. (a)	270,616	10,329,413

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
WEX, Inc. (a)	92,307	$10,466,691
Total		133,360,306
Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc. (a)	1,497,980	3,415,394
Atmel Corp.	990,344	8,784,351
Cree, Inc. (a)	265,588	8,042,005
Cypress Semiconductor Corp.	756,102	10,381,280
Fairchild Semiconductor International, Inc. (a)	278,583	5,549,373
Integrated Device Technology, Inc. (a)	352,811	8,345,744
Intersil Corp., Class A	310,496	4,191,696
Qorvo, Inc. (a)	353,236	29,018,337
Semtech Corp. (a)	158,821	3,392,417
Silicon Laboratories, Inc. (a)	93,242	5,169,337
SunEdison, Inc. (a)	599,551	17,968,544
Teradyne, Inc.	518,150	10,958,873
Total		115,217,351
Software 4.8%
ACI Worldwide, Inc. (a)	275,698	6,564,369
Advent Software, Inc.	107,112	4,687,221
ANSYS, Inc. (a)	214,183	19,062,287
Cadence Design Systems, Inc. (a)	695,503	13,764,004
CDK Global, Inc.	382,800	20,399,412
CommVault Systems, Inc. (a)	100,415	4,461,439
Factset Research Systems, Inc.	92,284	15,242,548
Fair Isaac Corp.	74,772	6,559,000
Fortinet, Inc. (a)	337,480	13,519,449
Informatica Corp. (a)	260,364	12,601,618
Mentor Graphics Corp.	232,777	6,077,808
PTC, Inc. (a)	273,430	11,284,456
Rovi Corp. (a)	218,737	3,666,032
SolarWinds, Inc. (a)	157,863	7,490,599
Solera Holdings, Inc.	159,870	7,886,387
Synopsys, Inc. (a)	365,656	18,242,578
Tyler Technologies, Inc. (a)	79,900	9,706,252
Ultimate Software Group, Inc. (The) (a)	68,060	11,011,427
Total		192,226,886
Technology Hardware, Storage & Peripherals 0.7%
3D Systems Corp. (a)	248,720	5,439,507
Diebold, Inc.	153,952	5,262,079
Lexmark International, Inc., Class A	144,400	6,639,512
NCR Corp. (a)	401,340	12,060,267
Total		29,401,365
TOTAL INFORMATION TECHNOLOGY		679,259,953

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 7.2%
Chemicals 3.2%
Albemarle Corp.	266,839	$16,050,366
Ashland, Inc.	151,610	19,315,114
Cabot Corp.	151,599	6,286,811
Cytec Industries, Inc.	169,592	10,258,620
Minerals Technologies, Inc.	82,565	5,557,450
NewMarket Corp.	25,163	11,585,297
Olin Corp.	184,113	5,383,464
PolyOne Corp.	211,990	8,244,291
RPM International, Inc.	318,211	15,920,096
Scotts Miracle-Gro Co., Class A	105,687	6,474,386
Sensient Technologies Corp.	113,060	7,654,162
Valspar Corp. (The)	177,844	14,842,860
Total		127,572,917
Construction Materials 0.2%
Eagle Materials, Inc.	119,620	9,985,878
Containers & Packaging 1.9%
AptarGroup, Inc.	148,302	9,457,218
Bemis Co., Inc.	231,890	10,653,027
Greif, Inc., Class A	80,713	3,082,429
Packaging Corp. of America	234,109	16,195,661
Rock-Tenn Co., Class A	332,904	21,685,367
Silgan Holdings, Inc.	99,155	5,388,083
Sonoco Products Co.	239,566	10,785,261
Total		77,247,046
Metals & Mining 1.6%
Carpenter Technology Corp.	125,112	5,109,574
Commercial Metals Co.	279,372	4,489,508
Compass Minerals International, Inc.	79,984	6,891,421
Reliance Steel & Aluminum Co.	184,521	11,772,440
Royal Gold, Inc.	155,155	10,049,389
Steel Dynamics, Inc.	574,649	12,533,095
TimkenSteel Corp.	89,427	2,660,453
United States Steel Corp.	346,560	8,456,064
Worthington Industries, Inc.	119,770	3,258,942
Total		65,220,886
Paper & Forest Products 0.3%
Domtar Corp.	151,686	6,555,869
Louisiana-Pacific Corp. (a)	338,717	6,127,390
Total		12,683,259
TOTAL MATERIALS		292,709,986

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services —%
Windstream Holdings, Inc.	241,103	$1,961,373
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	233,625	6,936,326
TOTAL TELECOMMUNICATION SERVICES		8,897,699
UTILITIES 4.4%
Electric Utilities 1.6%
Cleco Corp.	143,879	7,805,436
Great Plains Energy, Inc.	366,786	9,562,111
Hawaiian Electric Industries, Inc.	244,366	7,462,938
IDACORP, Inc.	119,579	7,111,363
OGE Energy Corp.	474,608	14,950,152
PNM Resources, Inc.	189,510	5,039,071
Westar Energy, Inc.	314,381	11,528,351
Total		63,459,422
Gas Utilities 1.5%
Atmos Energy Corp.	239,827	12,955,455
National Fuel Gas Co.	200,495	12,881,804
ONE Gas, Inc.	124,060	5,499,580
Questar Corp.	417,542	9,478,203
UGI Corp.	411,091	15,374,803
WGL Holdings, Inc.	118,295	6,806,694
Total		62,996,539

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 1.0%
Alliant Energy Corp.	263,938	$16,179,399
Black Hills Corp.	106,292	5,078,632
MDU Resources Group, Inc.	462,566	9,686,132
Vectren Corp.	196,510	8,365,431
Total		39,309,594
Water Utilities 0.3%
Aqua America, Inc.	420,698	11,072,771
TOTAL UTILITIES		176,838,326
Total Common Stocks (Cost: $2,509,582,314)		$3,898,115,176

	Shares	Value

Money Market Funds 3.3%
Columbia Short-Term Cash Fund, 0.114% (b)(c)	132,113,907	$132,113,907
Total Money Market Funds (Cost: $132,113,907)		$132,113,907
Total Investments
(Cost: $2,641,696,221) (d)		$4,030,229,083(e)
Other Assets & Liabilities, Net		12,712,440
Net Assets		$4,042,941,523

At May 31, 2015, cash totaling $6,411,900 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at May 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P MID 400 EMINI	959	USD	146,074,880	06/2015	1,284,117	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	152,697,480	164,163,717	(184,747,290)	132,113,907	37,677	132,113,907

(d)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $2,641,696,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,481,049,000
Unrealized Depreciation	(92,516,000)
Net Unrealized Appreciation	$1,388,533,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	541,257,467	—	—	541,257,467
Consumer Staples	153,415,599	—	—	153,415,599
Energy	175,745,194	—	—	175,745,194
Financials	918,773,691	—	—	918,773,691
Health Care	342,164,334	—	—	342,164,334
Industrials	609,052,927	—	—	609,052,927
Information Technology	679,259,953	—	—	679,259,953
Materials	292,709,986	—	—	292,709,986
Telecommunication Services	8,897,699	—	—	8,897,699
Utilities	176,838,326	—	—	176,838,326
Total Common Stocks	3,898,115,176	—	—	3,898,115,176
Money Market Funds	132,113,907	—	—	132,113,907
Total Investments	4,030,229,083	—	—	4,030,229,083
Derivatives
Assets
Futures Contracts	1,284,117	—	—	1,284,117
Total	4,031,513,200	—	—	4,031,513,200

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Mid Cap Value Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.8%
CONSUMER DISCRETIONARY 13.2%
Auto Components 1.0%
Gentex Corp.	2,096,825	$36,023,454
Automobiles 0.9%
Harley-Davidson, Inc.	595,436	31,849,872
Diversified Consumer Services 1.2%
Houghton Mifflin Harcourt Co. (a)	1,547,603	40,825,767
Hotels, Restaurants & Leisure 1.9%
Royal Caribbean Cruises Ltd.	455,300	34,593,694
Starwood Hotels & Resorts Worldwide, Inc.	388,075	32,117,087
Total		66,710,781
Household Durables 2.1%
D.R. Horton, Inc.	1,604,425	41,907,581
Mohawk Industries, Inc. (a)	156,350	29,181,164
Total		71,088,745
Media 3.3%
Cinemark Holdings, Inc.	901,975	36,557,047
DISH Network Corp., Class A (a)	540,673	38,274,241
Sinclair Broadcast Group, Inc., Class A	1,237,825	37,184,263
Total		112,015,551
Specialty Retail 2.8%
Best Buy Co., Inc.	898,025	31,161,467
Cabela’s, Inc. (a)	397,100	20,252,100
Signet Jewelers Ltd.	334,475	43,257,652
Total		94,671,219
TOTAL CONSUMER DISCRETIONARY		453,185,389
CONSUMER STAPLES 2.8%
Food Products 2.8%
Hershey Co. (The)	266,450	24,742,547
JM Smucker Co. (The)	341,090	40,436,219
Tyson Foods, Inc., Class A	689,250	29,258,663
Total		94,437,429
TOTAL CONSUMER STAPLES		94,437,429
ENERGY 6.9%
Energy Equipment & Services 3.9%
Cameron International Corp. (a)	849,800	43,620,234
Oceaneering International, Inc.	428,750	21,780,500
Patterson-UTI Energy, Inc.	835,950	16,886,190

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Superior Energy Services, Inc.	1,067,800	$24,655,502
Weatherford International PLC (a)	1,850,675	25,576,329
Total		132,518,755
Oil, Gas & Consumable Fuels 3.0%
Cabot Oil & Gas Corp.	851,850	28,928,826
Cimarex Energy Co.	305,540	35,292,925
Noble Energy, Inc.	925,900	40,535,902
Total		104,757,653
TOTAL ENERGY		237,276,408
FINANCIALS 32.2%
Banks 6.8%
Cullen/Frost Bankers, Inc.	624,450	45,840,875
East West Bancorp, Inc.	1,111,775	47,695,147
Fifth Third Bancorp	3,482,851	70,492,904
M&T Bank Corp.	557,850	67,432,908
Total		231,461,834
Capital Markets 3.8%
E*TRADE Financial Corp. (a)	1,486,300	43,786,398
Raymond James Financial, Inc.	971,000	56,434,520
TD Ameritrade Holding Corp.	832,575	30,930,161
Total		131,151,079
Consumer Finance 1.5%
Synchrony Financial (a)	1,560,900	50,401,461
Diversified Financial Services 1.5%
Voya Financial, Inc.	1,160,150	52,566,397
Insurance 6.5%
Aon PLC	441,525	44,691,160
Genworth Financial, Inc., Class A (a)	1,875,675	14,892,860
Hartford Financial Services Group, Inc. (The)	1,248,643	51,331,714
Lincoln National Corp.	1,055,500	60,174,055
Principal Financial Group, Inc.	1,020,752	52,762,671
Total		223,852,460
Real Estate Investment Trusts (REITs) 9.6%
Camden Property Trust	360,925	27,062,156
Colony Capital, Inc.	802,175	20,583,811
Extra Space Storage, Inc.	410,329	28,735,340
Host Hotels & Resorts, Inc.	1,916,947	38,185,584
Outfront Media, Inc.	1,158,502	32,102,090
Rayonier, Inc.	967,184	24,972,691

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
SL Green Realty Corp.	397,375	$47,152,517
Taubman Centers, Inc.	516,425	38,230,943
UDR, Inc.	1,275,375	41,526,210
Weyerhaeuser Co.	929,978	30,280,084
Total		328,831,426
Real Estate Management & Development 1.1%
CBRE Group, Inc., Class A (a)	967,961	37,014,829
Thrifts & Mortgage Finance 1.4%
Radian Group, Inc.	2,623,275	47,009,088
TOTAL FINANCIALS		1,102,288,574
HEALTH CARE 6.3%
Health Care Equipment & Supplies 3.3%
Teleflex, Inc.	436,025	56,133,858
Zimmer Holdings, Inc.	504,175	57,521,326
Total		113,655,184
Health Care Providers & Services 2.4%
Community Health Systems, Inc. (a)	474,650	26,252,891
LifePoint Health, Inc. (a)	447,675	33,705,451
WellCare Health Plans, Inc. (a)	262,750	22,509,793
Total		82,468,135
Life Sciences Tools & Services 0.6%
PAREXEL International Corp. (a)	305,175	20,284,982
TOTAL HEALTH CARE		216,408,301
INDUSTRIALS 7.1%
Aerospace & Defense 1.2%
Textron, Inc.	915,250	41,387,605
Airlines 0.6%
United Continental Holdings, Inc. (a)	379,475	20,715,540
Building Products 0.7%
USG Corp. (a)	864,525	24,932,901
Industrial Conglomerates 1.4%
Carlisle Companies, Inc.	467,350	46,337,753

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 0.8%
Ryder System, Inc.	298,350	$27,343,778
Trading Companies & Distributors 2.4%
AerCap Holdings NV (a)	710,494	34,274,230
United Rentals, Inc. (a)	225,425	20,042,537
WESCO International, Inc. (a)	395,550	28,424,223
Total		82,740,990
TOTAL INDUSTRIALS		243,458,567
INFORMATION TECHNOLOGY 9.8%
Communications Equipment 1.1%
F5 Networks, Inc. (a)	107,750	13,543,097
Harris Corp.	290,350	23,001,527
Total		36,544,624
Electronic Equipment, Instruments & Components 1.5%
Arrow Electronics, Inc. (a)	420,350	25,553,077
FLIR Systems, Inc.	869,675	26,568,571
Total		52,121,648
Semiconductors & Semiconductor Equipment 3.6%
Applied Materials, Inc.	1,299,225	26,153,399
Broadcom Corp., Class A	1,003,725	57,061,766
Micron Technology, Inc. (a)	418,575	11,690,800
Skyworks Solutions, Inc.	267,550	29,259,268
Total		124,165,233
Software 2.9%
Activision Blizzard, Inc.	1,373,625	34,697,767
Autodesk, Inc. (a)	277,325	15,017,149
Electronic Arts, Inc. (a)	423,475	26,575,174
PTC, Inc. (a)	555,525	22,926,517
Total		99,216,607
Technology Hardware, Storage & Peripherals 0.7%
Western Digital Corp.	258,500	25,167,560
TOTAL INFORMATION TECHNOLOGY		337,215,672
MATERIALS 7.5%
Chemicals 2.8%
Ashland, Inc.	237,450	30,251,130
International Flavors & Fragrances, Inc.	210,600	25,069,824
PPG Industries, Inc.	174,375	39,912,694
Total		95,233,648

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Construction Materials 0.5%
Summit Materials, Inc., Class A (a)	572,358	$15,739,845
Containers & Packaging 2.9%
Bemis Co., Inc.	547,950	25,172,823
Packaging Corp. of America	491,800	34,022,724
Sealed Air Corp.	839,350	40,876,345
Total		100,071,892
Metals & Mining 1.3%
Steel Dynamics, Inc.	2,126,750	46,384,417
TOTAL MATERIALS		257,429,802
TELECOMMUNICATION SERVICES 0.9%
Wireless Telecommunication Services 0.9%
SBA Communications Corp., Class A (a)	267,525	29,911,970
TOTAL TELECOMMUNICATION SERVICES		29,911,970
UTILITIES 9.1%
Electric Utilities 5.8%
Edison International	963,675	58,601,077
Great Plains Energy, Inc.	1,932,650	50,384,185
Portland General Electric Co.	1,294,700	45,262,712
PPL Corp.	1,284,375	44,580,656
Total		198,828,630

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities 0.3%
Questar Corp.	394,706	$8,959,826
Independent Power and Renewable Electricity Producers 2.1%
AES Corp. (The)	2,925,150	39,782,040
NRG Energy, Inc.	1,321,375	33,298,650
Total		73,080,690
Multi-Utilities 0.9%
CMS Energy Corp.	943,825	32,222,186
TOTAL UTILITIES		313,091,332
Total Common Stocks (Cost: $2,311,241,898)		$3,284,703,444

	Shares	Value

Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.114% (b)(c)	107,317,134	$107,317,134
Total Money Market Funds (Cost: $107,317,134)		$107,317,134
Total Investments (Cost: $2,418,559,032) (d)		$3,392,020,578(e)
Other Assets & Liabilities, Net		38,795,696
Net Assets		$3,430,816,274

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	179,304,267	223,250,504	(295,237,637)	107,317,134	33,757	107,317,134

(d)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $2,418,559,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,009,145,000
Unrealized Depreciation	(35,683,000)
Net Unrealized Appreciation	$973,462,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	453,185,389	—	—	453,185,389
Consumer Staples	94,437,429	—	—	94,437,429
Energy	237,276,408	—	—	237,276,408
Financials	1,102,288,574	—	—	1,102,288,574
Health Care	216,408,301	—	—	216,408,301
Industrials	243,458,567	—	—	243,458,567
Information Technology	337,215,672	—	—	337,215,672
Materials	257,429,802	—	—	257,429,802
Telecommunication Services	29,911,970	—	—	29,911,970
Utilities	313,091,332	—	—	313,091,332
Total Common Stocks	3,284,703,444	—	—	3,284,703,444
Money Market Funds	107,317,134	—	—	107,317,134
Total Investments	3,392,020,578	—	—	3,392,020,578

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Overseas Value Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.7%
AUSTRALIA 1.8%
Macquarie Group Ltd.	137,466	$8,542,365
National Australia Bank Ltd.	155,807	4,074,012
Total		12,616,377
BELGIUM 1.8%
Delhaize Group SA	43,442	3,877,106
KBC Groep NV	130,032	8,718,804
Total		12,595,910
CHINA 0.8%
Baidu, Inc., ADR (a)	28,905	5,705,847
DENMARK 0.8%
Novo Nordisk A/S, Class B	97,393	5,438,322
FRANCE 9.2%
Aperam SA (a)	147,065	6,086,130
AXA SA	498,580	12,548,035
BNP Paribas SA	220,378	13,295,321
Casino Guichard Perrachon SA	70,879	5,564,461
CNP Assurances	404,728	6,692,140
Sanofi	67,976	6,655,765
Total SA	102,027	5,151,787
VINCI SA	125,740	7,468,461
Total		63,462,100
GERMANY 5.4%
Allianz SE, Registered Shares	81,684	12,806,608
BASF SE	51,354	4,749,057
Continental AG	29,676	6,852,710
Freenet AG	302,016	9,932,882
Jenoptik AG	241,446	3,086,697
Total		37,427,954
HONG KONG 1.5%
Cheung Kong Property Holding Ltd. (a)(b)	476,000	2,891,490
CK Hutchison Holdings Ltd.	476,000	7,421,835
Total		10,313,325
IRELAND 2.1%
Amarin Corp. PLC, ADR (a)	839,226	1,938,612
Dragon Oil PLC	633,049	6,608,380
Smurfit Kappa Group PLC	210,482	6,206,979
Total		14,753,971

Issuer	Shares	Value

Common Stocks (continued)
ISRAEL 1.5%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	6,238,291	$10,436,805
ITALY 3.6%
Ei Towers SpA	31,499	1,920,042
Enel SpA	1,680,108	8,152,371
ENI SpA	319,069	5,743,605
Esprinet SpA	425,636	3,632,289
Recordati SpA	267,802	5,632,531
Total		25,080,838
JAPAN 21.1%
Aozora Bank Ltd.	1,179,000	4,533,805
Central Japan Railway Co.	30,800	5,337,724
CyberAgent, Inc.	140,300	6,495,170
CYBERDYNE, Inc. (a)	62,800	1,538,378
Daiichikosho Co., Ltd.	289,200	9,475,943
Fuji Heavy Industries Ltd.	97,500	3,660,142
Hoya Corp.	208,800	7,676,936
Hulic REIT, Inc.	2,661	3,854,992
Invincible Investment Corp.	6,585	3,411,337
IT Holdings Corp.	210,500	4,088,541
ITOCHU Corp.	497,800	6,690,548
KDDI Corp.	329,700	7,421,774
Kenedix Retail REIT Corp. (a)	942	2,254,951
Keyence Corp.	9,600	5,150,229
Mitsubishi UFJ Financial Group, Inc.	1,907,700	14,067,009
Nakanishi, Inc.	127,800	4,598,724
Nihon M&A Center, Inc.	180,600	6,832,131
Nishi-Nippon City Bank Ltd. (The)	1,846,000	5,172,246
ORIX Corp.	659,900	10,404,781
Sumitomo Mitsui Financial Group, Inc.	184,600	8,377,027
Tanseisha Co., Ltd.	464,000	3,880,921
Temp Holdings Co., Ltd.	156,500	5,488,921
Tokai Tokyo Financial Holdings, Inc.	635,800	4,600,821
Tokyo Gas Co., Ltd.	778,000	4,290,604
Toyota Motor Corp.	90,400	6,235,837
Total		145,539,492
NETHERLANDS 3.2%
ING Groep NV-CVA	871,702	14,336,920
Koninklijke Ahold NV	363,604	7,393,897
Total		21,730,817

Issuer	Shares	Value

Common Stocks (continued)
NORWAY 5.6%
Atea ASA	409,984	$4,589,816
BW LPG Ltd.	1,302,469	10,776,742
Kongsberg Automotive ASA (a)	9,100,374	6,499,222
Leroy Seafood Group ASA	220,593	7,209,988
Opera Software ASA	893,180	7,735,051
Spectrum ASA	320,887	1,486,496
Total		38,297,315
PORTUGAL —%
Banco Espirito Santo SA, Registered Shares (a)(b)	2,753,345	120,960
SINGAPORE 1.6%
DBS Group Holdings Ltd.	730,700	10,985,726
SOUTH KOREA 2.0%
GS Home Shopping, Inc.	20,140	4,265,867
Hyundai Home Shopping Network Corp.	48,923	5,553,387
LF Corp.	136,779	3,837,458
Total		13,656,712
SPAIN 3.8%
Banco Santander SA	930,913	6,629,383
Endesa SA	516,806	9,663,527
Iberdrola SA	1,413,331	9,773,039
Total		26,065,949
SWEDEN 2.4%
Nordea Bank AB	823,055	10,705,072
Saab AB, Class B	234,067	6,017,415
Total		16,722,487
SWITZERLAND 3.9%
Autoneum Holding AG	35,242	7,701,981
Baloise Holding AG, Registered Shares	32,315	4,026,266
Nestlé SA, Registered Shares	81,093	6,290,025
Zurich Insurance Group AG	28,251	9,014,710
Total		27,032,982
TAIWAN 0.6%
Pegatron Corp.	1,415,000	4,209,362
UNITED KINGDOM 21.3%
AstraZeneca PLC	105,806	7,070,940
AstraZeneca PLC, ADR	53,351	3,603,860

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Aviva PLC	1,001,856	$8,016,024
BHP Billiton PLC	622,596	13,126,987
BP PLC	1,297,180	8,936,614
Crest Nicholson Holdings PLC	829,157	6,779,967
DCC PLC	64,329	5,112,663
GlaxoSmithKline PLC	309,254	6,870,168
GW Pharmaceuticals PLC (a)	16,047	153,534
GW Pharmaceuticals PLC ADR (a)	17,729	2,023,056
HSBC Holdings PLC	1,715,597	16,327,931
Intermediate Capital Group PLC	331,749	3,037,200
John Wood Group PLC	753,575	8,448,189
KAZ Minerals PLC (a)	771,250	2,965,807
Optimal Payments PLC (a)	3,694,453	15,852,835
Plus500 Ltd.	548,344	3,100,929
Royal Dutch Shell PLC, Class B	712,709	21,497,422
Vodafone Group PLC	2,563,131	10,003,309
Xchanging PLC	1,762,299	3,407,275
Total		146,334,710
UNITED STATES 2.7%
Aerie Pharmaceuticals, Inc. (a)	98,593	1,097,340
Alkermes PLC (a)	30,530	1,865,383
Arrowhead Research Corp. (a)	120,355	758,237
Celldex Therapeutics, Inc. (a)	30,713	886,684
Dynavax Technologies Corp. (a)	42,278	962,670
Flex Pharma, Inc. (a)	59,898	1,069,179
Incyte Corp. (a)	13,035	1,435,805
Insmed, Inc. (a)	44,962	986,466
Novavax, Inc. (a)	105,302	947,718
Puma Biotechnology, Inc. (a)	7,813	1,527,051
Receptos, Inc. (a)	5,999	989,175
Regulus Therapeutics, Inc. (a)	47,555	671,477
Stillwater Mining Co. (a)	227,419	3,295,301
TESARO, Inc. (a)	16,198	951,795
Vertex Pharmaceuticals, Inc. (a)	10,639	1,364,877
Total		18,809,158
Total Common Stocks (Cost: $624,055,525)		$667,337,119

	Shares	Value

Exchange-Traded Funds 2.6%
iShares MSCI EAFE ETF	270,652	$18,036,249
Total Exchange-Traded Funds (Cost: $18,212,708)		$18,036,249

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.114% (c)(d)	3,362,539	$3,362,539
Total Money Market Funds (Cost: $3,362,539)		$3,362,539

Total Investments (Cost: $645,630,772) (e)	$688,735,907(f)
Other Assets & Liabilities, Net	1,196,169
Net Assets	$689,932,076

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at May 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley & Co.	07/13/2015	4,196,000 CAD	3,515,563 USD	143,765	—
Morgan Stanley & Co.	07/13/2015	13,826,000 DKK	2,114,271 USD	76,423	—
Morgan Stanley & Co.	07/13/2015	14,148,000 DKK	2,066,608 USD	—	(18,701)
Morgan Stanley & Co.	07/13/2015	26,930,000 ILS	7,048,096 USD	88,619	—
Morgan Stanley & Co.	07/13/2015	12,283,728,000 KRW	11,240,600 USD	232,353	—
Morgan Stanley & Co.	07/13/2015	227,552,000 NOK	30,756,856 USD	1,508,892	—
Morgan Stanley & Co.	07/13/2015	150,788,000 TWD	4,950,361 USD	52,364	—
Morgan Stanley & Co.	07/13/2015	23,239,105 USD	28,656,000 AUD	—	(1,379,408)
Morgan Stanley & Co.	07/13/2015	9,125,691 USD	11,934,000 AUD	—	(22,061)
Morgan Stanley & Co.	07/13/2015	14,278,272 USD	13,430,000 CHF	32,839	—
Morgan Stanley & Co.	07/13/2015	4,751,797 USD	4,167,000 EUR	—	(172,610)
Morgan Stanley & Co.	07/13/2015	20,341,345 USD	12,885,000 GBP	—	(653,904)
Morgan Stanley & Co.	07/13/2015	3,510,438 USD	2,260,000 GBP	—	(57,305)
Morgan Stanley & Co.	07/13/2015	2,116,522 USD	136,177,000 INR	2,464	—
Morgan Stanley & Co.	07/13/2015	4,920,164 USD	585,035,000 JPY	—	(203,869)
Morgan Stanley & Co.	07/13/2015	2,028,846 USD	16,719,000 SEK	—	(66,415)
Morgan Stanley & Co.	07/13/2015	2,118,647 USD	2,791,000 SGD	—	(50,254)
Total				2,137,719	(2,624,527)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2015, the value of these securities amounted to $3,012,450, which represents 0.44% of net assets.

(c)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,840,282	54,673,351	(53,151,094)	3,362,539	651	3,362,539

(e)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $645,631,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$75,425,000
Unrealized Depreciation	(32,320,000)
Net Unrealized Appreciation	$43,105,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone

EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation of the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	12,616,377	—	12,616,377
Belgium	—	12,595,910	—	12,595,910
China	5,705,847	—	—	5,705,847
Denmark	—	5,438,322	—	5,438,322
France	—	63,462,100	—	63,462,100
Germany	—	37,427,954	—	37,427,954
Hong Kong	—	7,421,835	2,891,490	10,313,325
Ireland	1,938,612	12,815,359	—	14,753,971
Israel	—	10,436,805	—	10,436,805
Italy	—	25,080,838	—	25,080,838
Japan	—	145,539,492	—	145,539,492
Netherlands	—	21,730,817	—	21,730,817
Norway	—	38,297,315	—	38,297,315
Portugal	—	—	120,960	120,960
Singapore	—	10,985,726	—	10,985,726
South Korea	—	13,656,712	—	13,656,712
Spain	—	26,065,949	—	26,065,949
Sweden	—	16,722,487	—	16,722,487
Switzerland	—	27,032,982	—	27,032,982
Taiwan	—	4,209,362	—	4,209,362
United Kingdom	5,626,916	140,707,794	—	146,334,710
United States	18,809,158	—	—	18,809,158
Total Common Stocks	32,080,533	632,244,136	3,012,450	667,337,119
Exchange-Traded Funds	18,036,249	—	—	18,036,249
Money Market Funds	3,362,539	—	—	3,362,539
Total Investments	53,479,321	632,244,136	3,012,450	688,735,907
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	2,137,719	—	2,137,719
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,624,527)	—	(2,624,527)
Total	53,479,321	631,757,328	3,012,450	688,249,099

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Portfolio of Investments

Columbia Select International Equity Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.1%
AUSTRALIA 6.5%
BHP Billiton Ltd.	245,497	$5,474,595
Commonwealth Bank of Australia	66,945	4,337,963
Computershare Ltd.	390,000	3,826,877
Healthscope Ltd.	1,651,000	3,508,832
Macquarie Group Ltd.	65,205	4,051,946
QBE Insurance Group Ltd.	650,379	7,255,371
Slater & Gordon Ltd.	1,105,284	5,075,515
Westpac Banking Corp.	273,859	7,016,266
Total		40,547,365
BELGIUM 2.5%
Anheuser-Busch InBev NV	127,885	15,372,920
CANADA 3.0%
Canadian National Railway Co.	152,800	9,064,053
Methanex Corp.	167,000	9,268,527
Total		18,332,580
CHINA 2.1%
Baidu, Inc., ADR (a)	27,422	5,413,103
China Gas Holdings Ltd.	2,188,000	3,762,224
China Milk Products Group Ltd. (a)(b)(c)	7,426,000	6
Sinotrans Ltd., Class H	4,723,000	3,675,935
Total		12,851,268
DENMARK 3.2%
Novo Nordisk A/S, Class B	355,773	19,865,989
FRANCE 5.2%
Airbus Group SE	255,331	17,386,663
L’Oreal SA	80,519	15,206,230
Total		32,592,893
GERMANY 6.0%
Bayer AG, Registered Shares	80,263	11,384,941
Brenntag AG	188,271	11,370,725
Continental AG	63,927	14,761,869
Total		37,517,535
HONG KONG 1.0%
AIA Group Ltd.	963,000	6,321,646
IRELAND 2.1%
Bank of Ireland (a)	34,382,277	13,141,196

Issuer	Shares	Value

Common Stocks (continued)
JAPAN 31.5%
Capcom Co., Ltd.	523,800	$10,105,841
Daikin Industries Ltd.	150,400	11,486,115
Dentsu, Inc.	272,300	13,699,042
Ebara Corp.	2,219,000	10,740,665
Japan Exchange Group, Inc.	529,100	15,986,609
Mazda Motor Corp.	666,700	14,268,414
Mitsubishi Estate Co., Ltd.	701,000	15,640,187
Mitsubishi UFJ Financial Group, Inc.	2,576,500	18,998,610
Nomura Holdings, Inc.	1,793,100	11,843,673
Recruit Holdings Co., Ltd.	225,300	7,032,104
SCSK Corp.	253,900	6,865,253
Sekisui Chemical Co., Ltd.	821,000	11,043,666
Shimadzu Corp.	736,000	9,728,869
Tadano Ltd.	753,000	10,072,310
Taiheiyo Cement Corp.	4,567,000	13,342,356
Yaskawa Electric Corp.	1,078,900	15,077,811
Total		195,931,525
MALTA —%
BGP Holdings PLC (a)(b)(c)	2,232,232	2
NETHERLANDS 5.3%
ASML Holding NV	139,228	15,559,011
ING Groep NV-CVA	1,061,890	17,464,951
Total		33,023,962
SINGAPORE 2.0%
DBS Group Holdings Ltd.	424,000	6,374,638
Global Logistic Properties Ltd.	2,092,000	4,280,873
Great Eastern Holdings Ltd.	111,000	2,053,151
Total		12,708,662
SPAIN 2.2%
Inditex SA	418,944	13,877,407
SWITZERLAND 7.5%
Roche Holding AG, Genusschein Shares	46,886	13,778,702
Sika AG	1,304	4,480,094
Syngenta AG, Registered Shares	16,627	7,527,572
UBS AG	955,630	20,559,492
Total		46,345,860
UNITED KINGDOM 18.0%
AstraZeneca PLC	258,745	17,291,744
BT Group PLC	2,401,566	16,396,362
Diageo PLC	332,862	9,236,289

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
GKN PLC	1,948,361	$10,916,889
Hays PLC	6,498,292	16,040,163
Legal & General Group PLC	2,999,086	12,183,748
Unilever PLC	303,274	13,381,937
Wolseley PLC	261,959	16,179,280
Total		111,626,412
Total Common Stocks (Cost: $545,292,987)		$610,057,222

Preferred Stocks 1.1%
GERMANY 1.1%
Volkswagen AG	25,990	$6,308,405
Total Preferred Stocks (Cost: $6,577,583)		$6,308,405

	Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.114% (d)(e)	2,135,040	$2,135,040
Total Money Market Funds (Cost: $2,135,040)		$2,135,040
Total Investments
(Cost: $554,005,610) (f)		$618,500,667(g)
Other Assets & Liabilities, Net		3,320,931
Net Assets		$621,821,598

Notes to Portfolio of Investments

(a) Non-income producing investment.
(b)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at May 31, 2015 was $8, which represents less than 0.01% of net assets. Information concerning such security holdings at May 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
BGP Holdings PLC	02-04-2009 - 05-14-2009	—
China Milk Products Group Ltd.	09-11-2006 - 07-02-2009	4,479,619

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2015, the value of these securities amounted to $8, which represents less than 0.01% of net assets.

(d)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	11,700,610	143,418,969	(152,984,539)	2,135,040	2,070	2,135,040

(f)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $554,006,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$76,294,000
Unrealized Depreciation	(11,799,000)
Net Unrealized Appreciation	$64,495,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation of the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	40,547,365	—	40,547,365
Belgium	—	15,372,920	—	15,372,920
Canada	18,332,580	—	—	18,332,580
China	5,413,103	7,438,159	6	12,851,268
Denmark	—	19,865,989	—	19,865,989
France	—	32,592,893	—	32,592,893
Germany	—	37,517,535	—	37,517,535
Hong Kong	—	6,321,646	—	6,321,646
Ireland	—	13,141,196	—	13,141,196
Japan	—	195,931,525	—	195,931,525
Malta	—	—	2	2
Netherlands	—	33,023,962	—	33,023,962
Singapore	—	12,708,662	—	12,708,662
Spain	—	13,877,407	—	13,877,407
Switzerland	—	46,345,860	—	46,345,860
United Kingdom	—	111,626,412	—	111,626,412
Total Common Stocks	23,745,683	586,311,531	8	610,057,222
Preferred Stocks
Germany	—	6,308,405	—	6,308,405
Money Market Funds	2,135,040	—	—	2,135,040
Total Investments	25,880,723	592,619,936	8	618,500,667

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Select Large Cap Equity Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.3%
CONSUMER DISCRETIONARY 12.3%
Auto Components 1.4%
Delphi Automotive PLC	83,072	$7,225,602
Media 6.3%
Cinemark Holdings, Inc.	174,916	7,089,346
Comcast Corp., Class A	202,216	11,821,547
DISH Network Corp., Class A (a)	75,291	5,329,850
Time Warner, Inc.	97,281	8,218,299
Total		32,459,042
Specialty Retail 3.8%
Home Depot, Inc. (The)	110,940	12,360,935
TJX Companies, Inc. (The)	106,797	6,875,591
Total		19,236,526
Textiles, Apparel & Luxury Goods 0.8%
Hanesbrands, Inc.	126,701	4,036,694
TOTAL CONSUMER DISCRETIONARY		62,957,864
CONSUMER STAPLES 9.4%
Beverages 1.3%
Coca-Cola Enterprises, Inc.	151,616	6,705,975
Food & Staples Retailing 3.7%
CVS Health Corp.	127,894	13,093,788
Kroger Co. (The)	80,130	5,833,464
Total		18,927,252
Food Products 0.7%
Tyson Foods, Inc., Class A	85,620	3,634,569
Tobacco 3.7%
Altria Group, Inc.	160,418	8,213,402
Philip Morris International, Inc.	127,705	10,608,454
Total		18,821,856
TOTAL CONSUMER STAPLES		48,089,652
ENERGY 7.7%
Energy Equipment & Services 1.5%
Schlumberger Ltd.	85,862	7,793,694
Oil, Gas & Consumable Fuels 6.2%
Anadarko Petroleum Corp.	60,824	5,085,495
BP PLC, ADR	128,436	5,324,957
Kinder Morgan, Inc.	149,253	6,192,507

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	100,544	$7,861,535
Williams Companies, Inc. (The)	138,552	7,080,007
Total		31,544,501
TOTAL ENERGY		39,338,195
FINANCIALS 17.6%
Banks 7.6%
Citigroup, Inc.	223,130	12,066,871
JPMorgan Chase & Co.	232,467	15,291,679
Wells Fargo & Co.	207,240	11,597,150
Total		38,955,700
Capital Markets 3.6%
BlackRock, Inc.	22,562	8,252,729
Goldman Sachs Group, Inc. (The)	48,638	10,028,669
Total		18,281,398
Diversified Financial Services 2.6%
Berkshire Hathaway, Inc., Class B (a)	94,446	13,505,778
Insurance 1.4%
Aon PLC	68,283	6,911,605
Real Estate Investment Trusts (REITs) 2.4%
Public Storage	30,542	5,911,099
Simon Property Group, Inc.	36,148	6,557,247
Total		12,468,346
TOTAL FINANCIALS		90,122,827
HEALTH CARE 15.5%
Biotechnology 5.3%
Alkermes PLC (a)	77,900	4,759,690
BioMarin Pharmaceutical, Inc. (a)	29,500	3,704,315
Gilead Sciences, Inc. (a)	79,440	8,918,729
Incyte Corp. (a)	14,020	1,544,303
Intercept Pharmaceuticals, Inc. (a)	9,552	2,437,623
Vertex Pharmaceuticals, Inc. (a)	43,852	5,625,773
Total		26,990,433
Health Care Equipment & Supplies 2.6%
Medtronic PLC	175,823	13,418,811
Health Care Providers & Services 6.1%
Aetna, Inc.	59,460	7,014,496
Express Scripts Holding Co. (a)	91,841	8,003,025

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings (a)	54,709	$6,452,927
McKesson Corp.	42,588	10,103,151
Total		31,573,599
Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc.	58,950	7,641,688
TOTAL HEALTH CARE		79,624,531
INDUSTRIALS 8.5%
Aerospace & Defense 6.2%
Honeywell International, Inc.	102,081	10,636,840
Lockheed Martin Corp.	50,940	9,586,908
United Technologies Corp.	98,843	11,581,434
Total		31,805,182
Construction & Engineering 1.0%
Quanta Services, Inc. (a)	172,010	5,043,333
Professional Services 1.3%
Dun & Bradstreet Corp. (The)	51,619	6,603,619
TOTAL INDUSTRIALS		43,452,134
INFORMATION TECHNOLOGY 20.6%
Internet Software & Services 6.3%
Baidu, Inc., ADR (a)	17,391	3,432,983
eBay, Inc. (a)	137,142	8,415,033
Google, Inc., Class A (a)	9,936	5,418,299
Google, Inc., Class C (a)	16,626	8,846,861
Yahoo!, Inc. (a)	145,176	6,233,132
Total		32,346,308
IT Services 2.0%
MasterCard, Inc., Class A	109,473	10,099,979
Semiconductors & Semiconductor Equipment 1.9%
Broadcom Corp., Class A	90,470	5,143,220
Skyworks Solutions, Inc.	43,173	4,721,399
Total		9,864,619
Software 5.8%
Electronic Arts, Inc. (a)	119,510	7,499,850
Microsoft Corp.	367,385	17,215,661
VMware, Inc., Class A (a)	56,710	4,951,917
Total		29,667,428

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	179,535	$23,389,820
TOTAL INFORMATION TECHNOLOGY		105,368,154
MATERIALS 2.9%
Chemicals 1.3%
Eastman Chemical Co.	86,542	6,643,829
Containers & Packaging 0.7%
Berry Plastics Corp. (a)	110,633	3,702,887
Metals & Mining 0.9%
Freeport-McMoRan, Inc.	238,980	4,695,957
TOTAL MATERIALS		15,042,673
UTILITIES 1.8%
Multi-Utilities 1.8%
PG&E Corp.	170,812	9,133,318
TOTAL UTILITIES		9,133,318
Total Common Stocks (Cost: $421,491,590)		$493,129,348

Convertible Preferred Stocks 0.7%
CONSUMER STAPLES 0.7%
Food Products 0.7%
Tyson Foods, Inc., 4.750%	71,180	3,699,224
TOTAL CONSUMER STAPLES		3,699,224
Total Convertible Preferred Stocks (Cost: $3,766,988)		$3,699,224

	Shares	Value

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.114% (b)(c)	13,394,994	$13,394,994
Total Money Market Funds (Cost: $13,394,994)		$13,394,994

Total Investments
(Cost: $438,653,572) (d)	$510,223,566(e)
Other Assets & Liabilities, Net	2,124,753
Net Assets	$512,348,319

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,232,791	55,402,463	(55,240,260)	13,394,994	3,948	13,394,994

(d)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $438,654,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$78,533,000
Unrealized Depreciation	(6,963,000)
Net Unrealized Appreciation	$71,570,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	62,957,864	—	—	62,957,864
Consumer Staples	48,089,652	—	—	48,089,652
Energy	39,338,195	—	—	39,338,195
Financials	90,122,827	—	—	90,122,827
Health Care	79,624,531	—	—	79,624,531
Industrials	43,452,134	—	—	43,452,134
Information Technology	105,368,154	—	—	105,368,154
Materials	15,042,673	—	—	15,042,673
Utilities	9,133,318	—	—	9,133,318
Total Common Stocks	493,129,348	—	—	493,129,348
Convertible Preferred Stocks
Consumer Staples	3,699,224	—	—	3,699,224
Money Market Funds	13,394,994	—	—	13,394,994
Total Investments	510,223,566	—	—	510,223,566

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Small Cap Index Fund

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.0%
CONSUMER DISCRETIONARY 14.7%
Auto Components 0.8%
Dorman Products, Inc. (a)	140,745	$6,567,162
Drew Industries, Inc.	110,177	6,764,868
Gentherm, Inc. (a)	164,170	8,415,354
Standard Motor Products, Inc.	95,939	3,374,175
Superior Industries International, Inc.	106,684	2,057,934
Total		27,179,493
Automobiles 0.1%
Winnebago Industries, Inc.	123,970	2,693,868
Distributors 0.4%
Pool Corp.	200,872	13,313,796
VOXX International Corp. (a)	91,094	778,854
Total		14,092,650
Diversified Consumer Services 0.4%
American Public Education, Inc. (a)	79,324	1,917,261
Capella Education Co.	50,063	2,666,856
Career Education Corp. (a)	276,728	1,043,265
Regis Corp. (a)	205,140	3,315,062
Strayer Education, Inc. (a)	50,205	2,300,895
Universal Technical Institute, Inc.	99,482	835,649
Total		12,078,988
Hotels, Restaurants & Leisure 3.9%
Biglari Holdings, Inc. (a)	7,899	2,790,638
BJ’s Restaurants, Inc. (a)	100,392	4,595,946
Bob Evans Farms, Inc.	108,880	5,000,858
Boyd Gaming Corp. (a)	362,413	5,186,130
Cracker Barrel Old Country Store, Inc.	110,168	15,542,501
DineEquity, Inc.	76,601	7,476,258
Interval Leisure Group, Inc.	181,438	4,721,017
Jack in the Box, Inc.	175,304	15,218,140
Marcus Corp. (The)	84,573	1,657,631
Marriott Vacations Worldwide Corp.	128,767	11,367,551
Monarch Casino & Resort, Inc. (a)	46,455	900,298
Papa John’s International, Inc.	135,556	9,314,053
Pinnacle Entertainment, Inc. (a)	277,424	10,256,365
Popeyes Louisiana Kitchen, Inc. (a)	106,450	5,919,685
Red Robin Gourmet Burgers, Inc. (a)	64,674	5,393,165
Ruby Tuesday, Inc. (a)	285,155	1,779,367
Ruth’s Hospitality Group, Inc.	160,148	2,358,980
Scientific Games Corp., Class A (a)	226,570	3,448,395
Sonic Corp.	234,123	7,056,467
Texas Roadhouse, Inc.	289,468	10,137,169
Total		130,120,614

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Household Durables 1.6%
Ethan Allen Interiors, Inc.	119,912	$3,009,791
Helen of Troy Ltd. (a)	123,058	10,766,344
iRobot Corp. (a)	136,635	4,365,488
La-Z-Boy, Inc.	235,717	6,253,572
M/I Homes, Inc. (a)	112,883	2,626,787
Meritage Homes Corp. (a)	172,211	7,553,175
Ryland Group, Inc. (The)	214,966	9,043,620
Standard Pacific Corp. (a)	677,387	5,581,669
Universal Electronics, Inc. (a)	73,189	3,792,654
Total		52,993,100
Internet & Catalog Retail 0.3%
Blue Nile, Inc. (a)	54,672	1,509,494
FTD Companies, Inc. (a)	86,030	2,368,406
Nutrisystem, Inc.	133,372	3,035,547
PetMed Express, Inc.	93,308	1,557,310
Total		8,470,757
Leisure Products 0.3%
Arctic Cat, Inc.	59,619	1,972,197
Callaway Golf Co.	357,185	3,371,826
Sturm Ruger & Co., Inc.	86,280	4,636,687
Total		9,980,710
Media 0.4%
EW Scripps Co. (The), Class A	240,514	5,635,243
Harte-Hanks, Inc.	196,340	1,229,088
Scholastic Corp.	123,460	5,487,797
Sizmek, Inc. (a)	102,193	714,329
Total		13,066,457
Multiline Retail 0.2%
Fred’s, Inc., Class A	159,649	2,797,051
Tuesday Morning Corp. (a)	201,782	2,586,845
Total		5,383,896
Specialty Retail 4.0%
Aeropostale, Inc. (a)	364,360	688,640
Barnes & Noble, Inc. (a)	208,900	4,913,328
Big 5 Sporting Goods Corp.	83,755	1,216,960
Buckle, Inc. (The)	129,221	5,502,230
Caleres, Inc.	201,514	6,232,828
Cato Corp. (The), Class A	118,255	4,409,729
Children’s Place, Inc. (The)	97,611	6,383,760
Christopher & Banks Corp. (a)	170,062	976,156
Finish Line, Inc., Class A (The)	214,947	5,625,163
Francesca’s Holdings Corp. (a)	194,785	3,052,281
Genesco, Inc. (a)	110,882	7,339,280

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Group 1 Automotive, Inc.	98,245	$8,086,546
Haverty Furniture Companies, Inc.	95,066	1,997,337
Hibbett Sports, Inc. (a)	115,133	5,359,441
Kirkland’s, Inc. (a)	67,904	1,783,838
Lithia Motors, Inc., Class A	105,172	11,195,560
Lumber Liquidators Holdings, Inc. (a)	124,648	2,542,819
MarineMax, Inc. (a)	115,999	2,774,696
Men’s Wearhouse, Inc. (The)	210,430	12,207,044
Monro Muffler Brake, Inc.	145,801	8,603,717
Outerwall, Inc.	87,348	6,696,098
PEP Boys-Manny, Moe & Jack (The) (a)	246,402	2,496,052
Select Comfort Corp. (a)	242,541	7,555,152
Sonic Automotive, Inc., Class A	152,461	3,544,718
Stage Stores, Inc.	145,652	2,358,106
Stein Mart, Inc.	130,381	1,384,646
Vitamin Shoppe, Inc. (a)	142,183	5,644,665
Zumiez, Inc. (a)	99,588	2,973,698
Total		133,544,488
Textiles, Apparel & Luxury Goods 2.3%
Crocs, Inc. (a)	358,428	5,390,757
G-III Apparel Group Ltd. (a)	175,920	10,002,811
Iconix Brand Group, Inc. (a)	220,411	5,691,012
Movado Group, Inc.	83,483	2,183,915
Oxford Industries, Inc.	66,756	5,064,778
Perry Ellis International, Inc. (a)	55,382	1,360,182
Quiksilver, Inc. (a)	568,198	778,431
Skechers U.S.A., Inc., Class A (a)	189,248	20,035,686
Steven Madden Ltd. (a)	258,022	9,748,071
Unifi, Inc. (a)	66,160	2,151,523
Wolverine World Wide, Inc.	474,662	13,945,570
Total		76,352,736
TOTAL CONSUMER DISCRETIONARY		485,957,757
CONSUMER STAPLES 3.1%
Food & Staples Retailing 0.8%
Andersons, Inc. (The)	122,959	5,452,002
Casey’s General Stores, Inc.	178,910	15,599,163
SpartanNash Co.	174,149	5,443,898
Total		26,495,063
Food Products 1.8%
B&G Foods, Inc.	266,406	8,242,602
Cal-Maine Foods, Inc.	138,136	7,830,930
Calavo Growers, Inc.	70,882	3,575,997
Darling Ingredients, Inc. (a)	758,523	11,908,811

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Diamond Foods, Inc. (a)	121,684	$3,463,127
J&J Snack Foods Corp.	68,847	7,421,706
Sanderson Farms, Inc.	94,977	7,743,475
Seneca Foods Corp., Class A (a)	32,623	919,968
Snyders-Lance, Inc.	239,981	7,168,232
Total		58,274,848
Household Products 0.2%
Central Garden & Pet Co., Class A (a)	195,412	1,907,221
WD-40 Co.	63,399	5,348,974
Total		7,256,195
Personal Products 0.1%
Inter Parfums, Inc.	78,459	2,622,885
Medifast, Inc. (a)	51,649	1,662,581
Total		4,285,466
Tobacco 0.2%
Universal Corp.	104,160	5,363,198
TOTAL CONSUMER STAPLES		101,674,770
ENERGY 3.3%
Energy Equipment & Services 1.8%
Basic Energy Services, Inc. (a)	156,101	1,359,640
Bristow Group, Inc.	160,055	9,283,190
CARBO Ceramics, Inc.	91,110	3,885,841
Era Group, Inc. (a)	89,259	1,874,439
Exterran Holdings, Inc.	317,030	10,481,012
Geospace Technologies Corp. (a)	60,540	1,245,913
Gulf Island Fabrication, Inc.	61,477	692,231
Gulfmark Offshore, Inc., Class A	115,690	1,553,717
Hornbeck Offshore Services, Inc. (a)	145,729	3,242,470
ION Geophysical Corp. (a)	590,809	838,949
Matrix Service Co. (a)	123,006	2,075,111
Newpark Resources, Inc. (a)	387,140	3,282,947
Paragon Offshore PLC	390,290	647,881
Pioneer Energy Services Corp. (a)	294,108	2,064,638
SEACOR Holdings, Inc. (a)	79,374	5,565,705
Tesco Corp.	166,125	1,996,823
Tetra Technologies, Inc. (a)	366,559	2,305,656
US Silica Holdings, Inc.	245,560	7,575,526
Total		59,971,689
Oil, Gas & Consumable Fuels 1.5%
Approach Resources, Inc. (a)	171,924	1,205,187
Arch Coal, Inc. (a)	977,520	478,985

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Bill Barrett Corp. (a)	228,070	$2,013,858
Bonanza Creek Energy, Inc. (a)	177,210	3,682,424
Carrizo Oil & Gas, Inc. (a)	214,325	10,750,542
Cloud Peak Energy, Inc. (a)	281,004	1,621,393
Comstock Resources, Inc.	203,969	722,050
Contango Oil & Gas Co. (a)	72,338	996,818
Green Plains, Inc.	157,600	5,178,736
Northern Oil and Gas, Inc. (a)	262,010	1,789,528
PDC Energy, Inc. (a)	181,207	10,807,185
Penn Virginia Corp. (a)	329,635	1,532,803
Petroquest Energy, Inc. (a)	269,935	466,988
Rex Energy Corp. (a)	229,050	1,149,831
Stone Energy Corp. (a)	257,495	3,496,782
Swift Energy Co. (a)	202,647	429,612
Synergy Resources Corp. (a)	416,430	4,793,109
Total		51,115,831
TOTAL ENERGY		111,087,520
FINANCIALS 22.3%
Banks 7.7%
Banner Corp.	88,533	3,985,756
BBCN Bancorp, Inc.	366,142	5,272,445
Boston Private Financial Holdings, Inc.	382,795	4,800,249
Cardinal Financial Corp.	147,495	3,044,297
Central Pacific Financial Corp.	121,970	2,856,537
City Holding Co.	69,860	3,154,878
Columbia Banking System, Inc.	246,055	7,433,321
Community Bank System, Inc.	187,850	6,632,983
CVB Financial Corp.	444,324	7,286,914
First BanCorp (a)	480,589	2,941,205
First Commonwealth Financial Corp.	416,862	3,793,444
First Financial Bancorp	283,075	4,917,013
First Financial Bankshares, Inc.	295,312	8,897,750
First Midwest Bancorp, Inc.	359,002	6,375,875
FNB Corp.	795,143	10,726,479
Glacier Bancorp, Inc.	345,767	9,729,883
Hanmi Financial Corp.	146,950	3,251,269
Home Bancshares, Inc.	270,730	9,234,600
Independent Bank Corp.	120,296	5,426,552
LegacyTexas Financial Group, Inc.	166,893	4,329,204
MB Financial, Inc.	294,308	9,482,604
National Penn Bancshares, Inc.	644,366	6,894,716
NBT Bancorp, Inc.	203,600	5,012,632
OFG Bancorp	205,450	2,699,613
Old National Bancorp	502,136	6,834,071
Pinnacle Financial Partners, Inc.	149,923	7,422,688

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
PrivateBancorp, Inc.	325,383	$12,406,854
S&T Bancorp, Inc.	131,137	3,552,501
Simmons First National Corp., Class A	71,582	3,080,889
Southside Bancshares, Inc.	107,142	2,876,763
Sterling Bancorp	413,980	5,592,870
Susquehanna Bancshares, Inc.	838,693	11,649,446
Talmer Bancorp, Inc. Class A	266,340	4,232,143
Texas Capital Bancshares, Inc. (a)	210,739	11,464,202
Tompkins Financial Corp.	54,873	2,798,523
UMB Financial Corp.	174,857	9,055,844
United Bankshares, Inc.	293,688	11,119,028
United Community Banks, Inc.	208,115	3,985,402
Westamerica Bancorporation	117,980	5,398,765
Wilshire Bancorp, Inc.	324,640	3,584,026
Wintrust Financial Corp.	217,821	10,912,832
Total		254,147,066
Capital Markets 1.6%
Calamos Asset Management, Inc., Class A	78,472	961,282
Evercore Partners, Inc., Class A	169,865	8,658,019
Financial Engines, Inc.	239,308	10,266,313
FXCM, Inc., Class A	210,140	302,602
Greenhill & Co., Inc.	123,280	4,800,523
HFF, Inc., Class A	150,947	6,074,107
Interactive Brokers Group, Inc., Class A	269,270	9,612,939
Investment Technology Group, Inc.	160,203	4,303,053
Piper Jaffray Companies (a)	77,068	3,654,565
Virtus Investment Partners, Inc.	32,247	4,011,849
Total		52,645,252
Consumer Finance 1.1%
Cash America International, Inc.	132,660	3,565,901
Encore Capital Group, Inc. (a)	110,505	4,388,153
Enova International, Inc. (a)	121,571	2,370,634
Ezcorp, Inc., Class A (a)	224,824	1,785,103
First Cash Financial Services, Inc. (a)	130,403	6,075,476
Green Dot Corp., Class A (a)	185,605	2,719,113
PRA Group, Inc. (a)	223,234	12,670,762
World Acceptance Corp. (a)	41,700	3,401,469
Total		36,976,611
Diversified Financial Services 0.4%
MarkeTaxess Holdings, Inc.	171,924	15,206,678

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 2.5%
American Equity Investment Life Holding Co.	354,020	$8,995,648
AMERISAFE, Inc.	87,030	3,719,662
eHealth, Inc. (a)	82,048	1,069,906
Employers Holdings, Inc.	145,026	3,280,488
HCI Group, Inc.	41,130	1,778,050
Horace Mann Educators Corp.	189,197	6,512,161
Infinity Property & Casualty Corp.	52,834	3,822,540
Meadowbrook Insurance Group, Inc.	214,520	1,827,710
Montpelier Re Holdings Ltd.	170,740	6,500,072
Navigators Group, Inc. (The) (a)	50,016	3,882,242
ProAssurance Corp.	257,026	11,612,435
RLI Corp.	170,846	8,315,075
Safety Insurance Group, Inc.	58,057	3,239,580
Selective Insurance Group, Inc.	261,919	7,100,624
Stewart Information Services Corp.	101,610	3,817,488
United Fire Group, Inc.	96,665	2,949,249
United Insurance Holdings Corp.	76,140	1,097,939
Universal Insurance Holdings, Inc.	138,210	3,528,501
Total		83,049,370
Real Estate Investment Trusts (REITs) 7.8%
Acadia Realty Trust	313,822	9,734,758
Agree Realty Corp.	81,135	2,459,202
American Assets Trust, Inc.	170,530	6,710,356
Associated Estates Realty Corp.	265,785	7,598,793
Capstead Mortgage Corp.	441,215	5,219,573
CareTrust REIT, Inc.	129,366	1,686,933
Cedar Realty Trust, Inc.	340,246	2,296,661
Chesapeake Lodging Trust	266,540	8,281,398
Coresite Realty Corp.	119,060	5,619,632
Cousins Properties, Inc.	946,861	9,137,209
DiamondRock Hospitality Co.	923,248	12,159,176
EastGroup Properties, Inc.	147,212	8,189,404
Education Realty Trust, Inc.	221,278	7,288,897
EPR Properties	262,675	15,148,467
Franklin Street Properties Corp.	410,615	4,767,240
Geo Group, Inc. (The)	341,647	12,958,671
Getty Realty Corp.	120,031	2,020,122
Government Properties Income Trust	323,995	6,324,382
Healthcare Realty Trust, Inc.	457,782	10,904,367
Inland Real Estate Corp.	406,894	4,125,905
Kite Realty Group Trust	384,540	10,401,807
Lexington Realty Trust	973,209	8,934,059
LTC Properties, Inc.	163,661	6,888,492
Medical Properties Trust, Inc.	961,049	13,031,824
Parkway Properties, Inc.	387,741	6,665,268

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Pennsylvania Real Estate Investment Trust	317,804	$7,093,385
Post Properties, Inc.	251,404	14,282,261
PS Business Parks, Inc.	89,250	6,524,175
Retail Opportunity Investments Corp.	429,680	7,016,674
Sabra Health Care REIT, Inc.	272,771	7,228,432
Saul Centers, Inc.	51,722	2,605,237
Sovran Self Storage, Inc.	163,727	14,933,540
Summit Hotel Properties, Inc.	396,430	5,296,305
Universal Health Realty Income Trust	61,246	2,933,683
Urstadt Biddle Properties, Inc., Class A	129,036	2,596,204
Total		259,062,492
Real Estate Management & Development 0.1%
Forestar Group, Inc. (a)	154,816	2,066,794
Thrifts & Mortgage Finance 1.1%
Astoria Financial Corp.	405,000	5,309,550
Bank Mutual Corp.	199,856	1,418,978
BofI Holding, Inc. (a)	61,100	5,753,176
Brookline Bancorp, Inc.	322,504	3,528,194
Dime Community Bancshares, Inc.	139,164	2,280,898
Northwest Bancshares, Inc.	436,176	5,277,730
Oritani Financial Corp.	172,768	2,543,145
Provident Financial Services, Inc.	248,081	4,510,112
TrustCo Bank Corp.	437,275	2,955,979
Walker & Dunlop, Inc. (a)	128,870	3,172,779
Total		36,750,541
TOTAL FINANCIALS		739,904,804
HEALTH CARE 12.5%
Biotechnology 0.9%
Acorda Therapeutics, Inc. (a)	196,055	5,975,757
Emergent Biosolutions, Inc. (a)	136,199	4,339,300
Ligand Pharmaceuticals, Inc. (a)	82,040	7,228,545
Momenta Pharmaceuticals, Inc. (a)	269,871	5,356,939
Repligen Corp. (a)	141,640	5,773,246
Spectrum Pharmaceuticals, Inc. (a)	266,485	1,670,861
Total		30,344,648
Health Care Equipment & Supplies 4.4%
Abaxis, Inc.	97,569	5,181,890
ABIOMED, Inc. (a)	170,364	10,174,138
Analogic Corp.	57,130	4,833,769
Angiodynamics, Inc. (a)	118,300	1,898,715
Anika Therapeutics, Inc. (a)	68,390	2,306,795

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Cantel Medical Corp.	162,545	$7,568,095
CONMED Corp.	126,958	7,051,247
CryoLife, Inc.	115,810	1,240,325
Cyberonics, Inc. (a)	119,883	7,673,711
Cynosure Inc., Class A (a)	99,686	3,558,790
Greatbatch, Inc. (a)	116,752	6,068,769
Haemonetics Corp. (a)	237,117	9,797,674
ICU Medical, Inc. (a)	63,379	6,147,763
Integra LifeSciences Holdings Corp. (a)	116,229	7,807,102
Invacare Corp.	134,572	2,924,250
Masimo Corp. (a)	220,480	7,738,848
Meridian Bioscience, Inc.	192,060	3,495,492
Merit Medical Systems, Inc. (a)	200,928	4,131,080
Natus Medical, Inc. (a)	147,010	5,742,211
Neogen Corp. (a)	170,189	7,954,634
NuVasive, Inc. (a)	221,721	11,207,996
SurModics, Inc. (a)	59,579	1,470,410
Vascular Solutions, Inc. (a)	72,090	2,352,297
West Pharmaceutical Services, Inc.	329,232	17,824,620
Total		146,150,621
Health Care Providers & Services 3.6%
Aceto Corp.	126,000	2,969,820
Air Methods Corp. (a)	164,540	6,937,006
Almost Family, Inc. (a)	36,234	1,391,386
Amedisys, Inc. (a)	155,064	4,810,085
AMN Healthcare Services, Inc. (a)	216,940	5,768,435
Amsurg Corp. (a)	218,479	14,712,376
Bio-Reference Laboratories, Inc. (a)	113,840	3,781,765
Chemed Corp.	78,278	9,721,345
Corvel Corp. (a)	40,378	1,449,570
Cross Country Healthcare, Inc. (a)	138,221	1,467,907
Ensign Group, Inc. (The)	103,994	4,822,202
ExamWorks Group, Inc. (a)	159,470	6,519,134
Hanger, Inc. (a)	162,514	3,736,197
Healthways, Inc. (a)	163,531	2,479,130
IPC Healthcare, Inc. (a)	79,591	3,929,408
Kindred Healthcare, Inc.	384,515	8,809,239
Landauer, Inc.	44,026	1,500,406
LHC Group, Inc. (a)	56,570	2,079,513
Magellan Health, Inc. (a)	122,796	8,304,693
Molina Healthcare, Inc. (a)	149,279	10,858,554
PharMerica Corp. (a)	138,859	4,618,450
Providence Service Corp. (The) (a)	54,760	2,631,766
Select Medical Holdings Corp.	447,190	7,311,556
Total		120,609,943

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Technology 1.1%
Computer Programs & Systems, Inc.	48,001	$2,511,892
HealthStream, Inc. (a)	110,079	3,122,941
MedAssets, Inc. (a)	277,320	5,787,668
Medidata Solutions, Inc. (a)	250,572	14,535,682
Omnicell, Inc. (a)	163,955	6,063,056
Quality Systems, Inc.	202,663	3,210,182
Total		35,231,421
Life Sciences Tools & Services 1.0%
Affymetrix, Inc. (a)	344,061	4,035,835
Albany Molecular Research, Inc. (a)	109,610	2,208,641
Cambrex Corp. (a)	143,203	5,730,984
Luminex Corp. (a)	175,884	2,949,575
PAREXEL International Corp. (a)	252,308	16,770,913
Total		31,695,948
Pharmaceuticals 1.5%
ANI Pharmaceuticals, Inc. (a)	37,760	1,902,349
Depomed, Inc. (a)	274,270	5,721,272
Impax Laboratories, Inc. (a)	305,480	14,360,615
Lannett Co., Inc. (a)	122,000	6,786,860
Medicines Co. (The) (a)	301,507	8,550,738
Prestige Brands Holdings, Inc. (a)	240,718	10,572,335
Sagent Pharmaceuticals, Inc. (a)	104,330	2,329,689
Total		50,223,858
TOTAL HEALTH CARE		414,256,439
INDUSTRIALS 15.6%
Aerospace & Defense 1.8%
AAR Corp.	155,553	4,595,036
Aerojet Rocketdyne Holdings, Inc. (a)	288,787	5,992,330
Aerovironment, Inc. (a)	92,399	2,388,514
American Science & Engineering, Inc.	34,456	1,348,263
Cubic Corp.	100,187	4,788,939
Curtiss-Wright Corp.	220,037	15,862,467
Engility Holdings, Inc.	80,376	2,244,098
Moog, Inc., Class A (a)	183,524	12,595,252
National Presto Industries, Inc.	22,607	1,571,187
Taser International, Inc. (a)	241,840	7,637,307
Total		59,023,393
Air Freight & Logistics 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	114,245	6,224,068
Echo Global Logistics, Inc. (a)	110,100	3,543,018
Forward Air Corp.	140,359	7,280,421
HUB Group, Inc., Class A (a)	157,887	6,697,567

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics (continued)
UTi Worldwide, Inc. (a)	422,500	$4,064,450
Total		27,809,524
Airlines 0.7%
Allegiant Travel Co.	62,542	9,848,489
Hawaiian Holdings, Inc. (a)	251,470	6,090,603
Republic Airways Holdings, Inc. (a)	230,880	2,415,005
Skywest, Inc.	236,409	3,498,853
Total		21,852,950
Building Products 1.1%
AAON, Inc.	191,679	4,537,042
American Woodmark Corp. (a)	57,860	2,970,532
Apogee Enterprises, Inc.	133,530	7,174,567
Gibraltar Industries, Inc. (a)	133,817	2,398,001
Griffon Corp.	193,165	3,084,845
PGT, Inc. (a)	219,290	2,622,708
Quanex Building Products Corp.	155,974	2,774,777
Simpson Manufacturing Co., Inc.	192,956	6,545,068
Universal Forest Products, Inc.	92,030	5,094,781
Total		37,202,321
Commercial Services & Supplies 2.7%
ABM Industries, Inc.	239,798	7,779,047
Brady Corp., Class A	219,656	5,557,297
Brink’s Co. (The)	223,680	7,148,813
G&K Services, Inc., Class A	91,809	6,397,251
Healthcare Services Group, Inc.	328,156	9,913,593
Interface, Inc.	306,509	6,599,139
Matthews International Corp., Class A	136,670	6,785,665
Mobile Mini, Inc.	212,549	8,433,944
Tetra Tech, Inc.	283,944	7,427,975
U.S. Ecology, Inc.	99,610	4,593,017
Unifirst Corp.	72,212	8,254,554
United Stationers, Inc.	177,584	6,897,363
Viad Corp.	92,422	2,480,606
Total		88,268,264
Construction & Engineering 0.9%
Aegion Corp. (a)	171,958	3,064,292
Comfort Systems U.S.A., Inc.	170,713	3,832,507
Dycom Industries, Inc. (a)	156,644	9,019,561
EMCOR Group, Inc.	290,019	13,158,162
Orion Marine Group, Inc. (a)	126,738	951,802
Total		30,026,324
Electrical Equipment 1.1%
AZZ, Inc.	118,415	5,675,631

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment (continued)
Encore Wire Corp.	85,884	$3,751,413
EnerSys	203,444	13,557,508
Franklin Electric Co., Inc.	181,726	6,394,938
General Cable Corp.	225,040	4,251,006
Powell Industries, Inc.	42,765	1,551,514
Vicor Corp. (a)	76,579	1,043,772
Total		36,225,782
Machinery 3.5%
Actuant Corp., Class A	284,034	6,674,799
Albany International Corp., Class A	131,792	5,216,327
Astec Industries, Inc.	86,607	3,581,199
Barnes Group, Inc.	226,410	9,115,267
Briggs & Stratton Corp.	207,234	3,956,097
CIRCOR International, Inc.	81,432	4,341,954
EnPro Industries, Inc.	105,103	6,356,629
ESCO Technologies, Inc.	120,272	4,486,146
Federal Signal Corp.	288,896	4,298,772
Hillenbrand, Inc.	289,925	8,906,496
John Bean Technologies Corp.	134,998	5,071,875
Lindsay Corp.	55,338	4,456,923
Lydall, Inc. (a)	79,768	2,186,441
Mueller Industries, Inc.	262,130	9,137,852
Standex International Corp.	58,818	4,706,028
Tennant Co.	84,800	5,406,848
Titan International, Inc.	247,580	2,636,727
Toro Co. (The)	256,339	17,531,024
Watts Water Technologies, Inc., Class A	130,505	6,933,731
Total		115,001,135
Marine 0.2%
Matson, Inc.	199,790	8,047,541
Professional Services 1.5%
CDI Corp.	66,894	827,479
Exponent, Inc.	59,275	5,045,488
Heidrick & Struggles International, Inc.	75,612	1,900,886
Insperity, Inc.	103,852	5,464,692
Kelly Services, Inc., Class A	137,249	2,130,104
Korn/Ferry International	232,147	7,449,597
Navigant Consulting, Inc. (a)	221,442	3,013,826
On Assignment, Inc. (a)	213,572	8,006,814
Resources Connection, Inc.	173,357	2,719,971
TrueBlue, Inc. (a)	191,301	5,448,253

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services (continued)
Wageworks, Inc. (a)	152,210	$6,526,765
Total		48,533,875
Road & Rail 0.8%
ArcBest Corp.	111,285	3,804,834
Celadon Group, Inc.	125,440	2,925,261
Heartland Express, Inc.	254,696	5,412,290
Knight Transportation, Inc.	280,269	8,015,693
Roadrunner Transportation Systems, Inc. (a)	127,850	3,179,630
Saia, Inc. (a)	113,640	4,652,422
Total		27,990,130
Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.	189,351	8,022,802
DXP Enterprises, Inc. (a)	59,290	2,431,483
Kaman Corp.	124,981	5,294,195
Veritiv Corp. (a)	37,580	1,555,436
Total		17,303,916
TOTAL INDUSTRIALS		517,285,155
INFORMATION TECHNOLOGY 16.1%
Communications Equipment 1.1%
ADTRAN, Inc.	246,090	4,237,670
Bel Fuse, Inc., Class B	49,240	1,102,976
Black Box Corp.	70,743	1,419,105
CalAmp Corp. (a)	165,545	3,267,858
Comtech Telecommunications Corp.	74,857	2,248,704
Digi International, Inc. (a)	112,167	1,117,183
Harmonic, Inc. (a)	408,166	2,779,611
Ixia (a)	271,381	3,413,973
NETGEAR, Inc. (a)	159,865	4,954,216
Viasat, Inc. (a)	201,825	12,712,957
Total		37,254,253
Electronic Equipment, Instruments & Components 4.0%
Agilysys, Inc. (a)	68,284	616,605
Anixter International, Inc. (a)	125,621	8,542,228
Badger Meter, Inc.	66,558	4,294,322
Benchmark Electronics, Inc. (a)	242,491	5,635,491
Checkpoint Systems, Inc.	192,623	1,881,927
Coherent, Inc. (a)	113,889	7,088,451
CTS Corp.	154,007	2,903,032
Daktronics, Inc.	180,793	1,948,949
DTS, Inc. (a)	79,138	2,511,049
Electro Scientific Industries, Inc.	123,173	673,756
Fabrinet (a)	136,830	2,487,569

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
FARO Technologies, Inc. (a)	79,746	$3,479,318
II-VI, Inc. (a)	238,893	4,460,132
Insight Enterprises, Inc. (a)	183,064	5,369,267
Littelfuse, Inc.	104,037	10,060,378
Mercury Systems, Inc. (a)	149,399	2,039,296
Methode Electronics, Inc.	176,591	8,287,416
MTS Systems Corp.	69,141	4,704,354
Newport Corp. (a)	182,471	3,446,877
OSI Systems, Inc. (a)	85,727	6,192,918
Park Electrochemical Corp.	96,457	2,071,896
Plexus Corp. (a)	154,994	7,049,127
Rofin-Sinar Technologies, Inc. (a)	129,369	3,680,548
Rogers Corp. (a)	84,806	6,127,233
Sanmina Corp. (a)	383,020	8,296,213
Scansource, Inc. (a)	131,975	5,133,828
SYNNEX Corp.	129,185	10,679,724
TTM Technologies, Inc. (a)	289,893	2,864,143
Total		132,526,047
Internet Software & Services 1.8%
Blucora, Inc. (a)	189,009	2,997,683
comScore, Inc. (a)	153,903	8,707,832
Dealertrack Technologies, Inc. (a)	205,281	8,560,218
DHI Group, Inc. (a)	174,125	1,474,839
j2 Global, Inc.	211,030	14,014,502
Liquidity Services, Inc. (a)	113,200	1,122,944
LivePerson, Inc. (a)	229,022	2,191,740
LogMeIn, Inc. (a)	112,654	7,150,149
Monster Worldwide, Inc. (a)	418,210	2,538,535
NIC, Inc.	279,955	4,717,242
QuinStreet, Inc. (a)	159,809	947,667
Stamps.com, Inc. (a)	67,410	4,536,019
XO Group, Inc. (a)	111,417	1,809,412
Total		60,768,782
IT Services 2.0%
CACI International, Inc., Class A (a)	111,269	9,526,852
Cardtronics, Inc. (a)	206,338	7,531,337
Ciber, Inc. (a)	325,969	1,095,256
CSG Systems International, Inc.	158,087	4,930,733
ExlService Holdings, Inc. (a)	145,180	5,211,962
Forrester Research, Inc.	49,870	1,696,079
Heartland Payment Systems, Inc.	167,620	8,959,289
iGATE Corp. (a)	163,862	7,785,083
Mantech International Corp., Class A	108,510	3,090,365
Perficient, Inc. (a)	162,253	3,069,827
Sykes Enterprises, Inc. (a)	179,413	4,347,177

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
TeleTech Holdings, Inc.	80,085	$2,035,761
Virtusa Corp. (a)	124,048	5,644,184
Total		64,923,905
Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc. (a)	176,123	5,023,028
Brooks Automation, Inc.	309,979	3,484,164
Cabot Microelectronics Corp. (a)	109,097	5,038,099
Ceva, Inc. (a)	92,985	1,909,912
Cirrus Logic, Inc. (a)	288,890	10,905,597
Cohu, Inc.	118,366	1,587,288
Diodes, Inc. (a)	168,937	4,473,452
DSP Group, Inc. (a)	99,523	1,112,667
Exar Corp. (a)	218,472	2,372,606
Kopin Corp. (a)	279,229	971,717
Kulicke & Soffa Industries, Inc. (a)	353,525	4,687,741
Micrel, Inc.	205,238	2,856,913
Microsemi Corp. (a)	437,938	15,936,564
MKS Instruments, Inc.	244,976	9,238,045
Monolithic Power Systems, Inc.	166,308	9,080,417
Nanometrics, Inc. (a)	109,840	1,706,914
Pericom Semiconductor Corp.	93,689	1,226,389
Power Integrations, Inc.	135,064	6,855,849
Rudolph Technologies, Inc. (a)	148,615	1,893,355
Synaptics, Inc. (a)	169,059	16,845,039
Tessera Technologies, Inc.	216,824	8,358,565
Ultratech, Inc. (a)	126,174	2,515,910
Veeco Instruments, Inc. (a)	185,865	5,627,992
Total		123,708,223
Software 2.8%
Blackbaud, Inc.	213,250	10,931,195
Bottomline Technologies de, Inc. (a)	173,912	4,579,103
Ebix, Inc.	135,118	4,810,201
EPIQ Systems, Inc.	146,695	2,460,075
Interactive Intelligence Group, Inc. (a)	78,975	3,414,089
Manhattan Associates, Inc. (a)	341,848	18,750,363
MicroStrategy, Inc., Class A (a)	41,729	7,343,469
Monotype Imaging Holdings, Inc.	181,111	4,698,019
Netscout Systems, Inc. (a)	172,724	6,922,778
Progress Software Corp. (a)	233,323	6,143,395
Synchronoss Technologies, Inc. (a)	168,418	7,417,129
Take-Two Interactive Software, Inc. (a)	388,518	10,633,738
Tangoe, Inc. (a)	168,150	2,137,186
VASCO Data Security International, Inc. (a)	133,733	3,562,647
Total		93,803,387

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals 0.7%
Electronics for Imaging, Inc. (a)	215,948	$9,335,432
QLogic Corp. (a)	402,230	6,242,609
Super Micro Computer, Inc. (a)	162,882	5,450,032
Total		21,028,073
TOTAL INFORMATION TECHNOLOGY		534,012,670
MATERIALS 5.1%
Chemicals 2.2%
A. Schulman, Inc.	134,033	5,732,591
American Vanguard Corp.	116,891	1,610,758
Balchem Corp.	142,502	8,045,663
Calgon Carbon Corp.	243,056	5,045,843
Flotek Industries, Inc. (a)	228,545	2,625,982
FutureFuel Corp.	102,680	1,232,160
H.B. Fuller Co.	231,683	9,756,171
Hawkins, Inc.	43,627	1,778,236
Innophos Holdings, Inc.	98,920	5,154,721
Intrepid Potash, Inc. (a)	258,980	3,009,348
Koppers Holdings, Inc.	94,382	2,436,943
Kraton Performance Polymers, Inc. (a)	145,085	3,445,769
LSB Industries, Inc. (a)	89,735	3,816,430
OM Group, Inc.	139,263	3,696,040
Quaker Chemical Corp.	61,273	5,231,489
Rayonier Advanced Materials, Inc.	197,250	3,252,652
Stepan Co.	88,139	4,535,633
Tredegar Corp.	117,268	2,327,770
Zep, Inc.	106,140	2,118,554
Total		74,852,753
Construction Materials 0.2%
Headwaters, Inc. (a)	339,373	6,441,300
Containers & Packaging 0.1%
Myers Industries, Inc.	114,639	1,982,108
Metals & Mining 1.3%
AK Steel Holding Corp. (a)	818,695	4,306,336
AM Castle & Co. (a)	80,286	481,716
Century Aluminum Co. (a)	237,884	2,659,543
Globe Specialty Metals, Inc.	295,463	5,711,300
Haynes International, Inc.	57,314	2,702,355
Kaiser Aluminum Corp.	81,079	6,577,939
Materion Corp.	92,569	3,442,641
Olympic Steel, Inc.	42,014	736,925
RTI International Metals, Inc. (a)	141,658	4,996,278

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Stillwater Mining Co. (a)	554,993	$8,041,849
SunCoke Energy, Inc.	305,357	4,965,105
Total		44,621,987
Paper & Forest Products 1.3%
Boise Cascade Co. (a)	181,800	6,442,992
Clearwater Paper Corp. (a)	88,041	5,283,340
Deltic Timber Corp.	50,990	3,290,895
KapStone Paper and Packaging Corp.	389,378	10,493,737
Neenah Paper, Inc.	76,905	4,636,602
PH Glatfelter Co.	198,459	4,661,802
Schweitzer-Mauduit International, Inc.	140,577	5,673,688
Wausau Paper Corp.	230,510	2,254,388
Total		42,737,444
TOTAL MATERIALS		170,635,592
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.6%
8x8, Inc. (a)	413,840	3,451,426
Atlantic Tele-Network, Inc.	46,184	3,096,637
Cincinnati Bell, Inc. (a)	965,074	3,532,171
Consolidated Communications Holdings, Inc.	215,690	4,469,097
General Communication, Inc., Class A (a)	142,042	2,282,615
Iridium Communications, Inc. (a)	363,520	3,762,432
Lumos Networks Corp.	94,174	1,343,863
Total		21,938,241
Wireless Telecommunication Services 0.1%
Spok Holdings, Inc.	99,849	1,732,380
TOTAL TELECOMMUNICATION SERVICES		23,670,621
UTILITIES 3.6%
Electric Utilities 0.9%
Allete, Inc.	206,471	10,395,815
El Paso Electric Co.	185,825	6,758,455
UIL Holdings Corp.	260,397	13,199,524
Total		30,353,794

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities 1.9%
Laclede Group, Inc. (The)	199,377	$10,668,663
New Jersey Resources Corp.	393,356	11,828,215
Northwest Natural Gas Co.	125,735	5,620,354
Piedmont Natural Gas Co., Inc.	362,773	13,527,805
South Jersey Industries, Inc.	313,476	8,272,632
Southwest Gas Corp.	214,767	11,696,211
Total		61,613,880
Multi-Utilities 0.6%
Avista Corp.	264,124	8,451,968
NorthWestern Corp.	216,602	11,267,636
Total		19,719,604
Water Utilities 0.2%
American States Water Co.	176,004	6,763,834
TOTAL UTILITIES		118,451,112
Total Common Stocks (Cost: $2,173,547,047)		$3,216,936,440

Rights —%
INFORMATION TECHNOLOGY —%
Electronic Equipment, Instruments & Components —%
Gerber Scientific, Inc. (a)(b)(c)(d)	112,391	$—
TOTAL INFORMATION TECHNOLOGY		—
Total Rights (Cost: $—)		$—

	Shares	Value

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.114% (e)(f)	87,430,752	$87,430,752
Total Money Market Funds (Cost: $87,430,752)		$87,430,752
Total Investments
(Cost: $2,260,977,799) (g)		$3,304,367,192(h)
Other Assets & Liabilities, Net		11,702,457
Net Assets		$3,316,069,649

At May 31, 2015, cash totaling $4,171,800 was pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at May 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Russell 2000 Mini	810	USD	100,788,300	06/2015	1,314,558	—

Notes to Portfolio of Investments

(a)            Non-income producing investment.

(b)            Negligible market value.

(c)            Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2015, the value of these securities amounted to $0.

(d)            Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at May 31, 2015 was $0.  Information concerning such security holdings at May 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Gerber Scientific, Inc.	08-22-2011	—

(e)            The rate shown is the seven-day current annualized yield at May 31, 2015.

(f)             As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	69,923,613	149,696,695	(132,189,556)	87,430,752	27,557	87,430,752

(g)            At May 31, 2015, the cost of securities for federal income tax purposes was approximately $2,260,978,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,158,434,000
Unrealized Depreciation	(115,045,000)
Net Unrealized Appreciation	$1,043,389,000

(h)            Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD        US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	485,957,757	—	—	485,957,757
Consumer Staples	101,674,770	—	—	101,674,770
Energy	111,087,520	—	—	111,087,520
Financials	739,904,804	—	—	739,904,804
Health Care	414,256,439	—	—	414,256,439
Industrials	517,285,155	—	—	517,285,155
Information Technology	534,012,670	—	—	534,012,670
Materials	170,635,592	—	—	170,635,592
Telecommunication Services	23,670,621	—	—	23,670,621
Utilities	118,451,112	—	—	118,451,112
Total Common Stocks	3,216,936,440	—	—	3,216,936,440
Rights
Information Technology	—	—	0(a)	0(a)
Money Market Funds	87,430,752	—	—	87,430,752
Total Investments	3,304,367,192	—	0(a)	3,304,367,192
Derivatives
Assets
Futures Contracts	1,314,558	—	—	1,314,558
Total	3,305,681,750	—	0(a)	3,305,681,750

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Small Cap Value Fund II

May 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.9%
CONSUMER DISCRETIONARY 15.0%
Auto Components 2.9%
American Axle & Manufacturing Holdings, Inc. (a)	691,300	$17,358,543
Tenneco, Inc. (a)	276,600	16,241,952
Tower International, Inc. (a)	465,873	12,816,166
Total		46,416,661
Diversified Consumer Services 1.1%
Nord Anglia Education, Inc. (a)	663,393	17,181,879
Hotels, Restaurants & Leisure 2.5%
Bloomin’ Brands, Inc.	284,400	6,387,624
Dave & Buster’s Entertainment, Inc. (a)	368,551	11,657,268
Penn National Gaming, Inc. (a)	613,000	10,194,190
Red Robin Gourmet Burgers, Inc. (a)	144,000	12,008,160
Total		40,247,242
Household Durables 2.0%
Helen of Troy Ltd. (a)	247,255	21,632,340
Ryland Group, Inc. (The)	240,000	10,096,800
Total		31,729,140
Media 1.2%
Media General, Inc. (a)	615,400	10,191,024
Sinclair Broadcast Group, Inc., Class A	334,100	10,036,364
Total		20,227,388
Specialty Retail 3.4%
American Eagle Outfitters, Inc.	910,000	14,896,700
Children’s Place, Inc. (The)	210,000	13,734,000
Party City Holdco, Inc. (a)	623,800	13,567,650
TravelCenters of America LLC (a)	786,400	12,377,936
Total		54,576,286
Textiles, Apparel & Luxury Goods 1.9%
Sequential Brands Group, Inc. (a)	771,700	10,780,649
Skechers U.S.A., Inc., Class A (a)	190,000	20,115,300
Total		30,895,949
TOTAL CONSUMER DISCRETIONARY		241,274,545
CONSUMER STAPLES 1.9%
Food & Staples Retailing 0.9%
SpartanNash Co.	288,500	9,018,510
SUPERVALU, Inc. (a)	663,700	5,860,471
Total		14,878,981

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 0.6%
TreeHouse Foods, Inc. (a)	126,000	$8,987,580
Personal Products 0.4%
Nu Skin Enterprises, Inc., Class A	144,000	7,286,400
TOTAL CONSUMER STAPLES		31,152,961
ENERGY 6.4%
Energy Equipment & Services 1.9%
C&J Energy Services Ltd. (a)	408,300	6,136,749
Helix Energy Solutions Group, Inc. (a)	592,800	9,289,176
Patterson-UTI Energy, Inc.	741,400	14,976,280
Total		30,402,205
Oil, Gas & Consumable Fuels 4.5%
Aegean Marine Petroleum Network, Inc.	669,600	9,521,712
Delek U.S. Holdings, Inc.	316,400	11,978,904
Gulfport Energy Corp. (a)	291,800	12,594,088
Matador Resources Co. (a)	537,200	14,794,488
PDC Energy, Inc. (a)	260,000	15,506,400
Teekay Tankers Ltd., Class A	1,150,000	7,762,500
Total		72,158,092
TOTAL ENERGY		102,560,297
FINANCIALS 34.8%
Banks 16.1%
Ameris Bancorp	403,000	10,151,570
Bank of the Ozarks, Inc.	350,000	15,389,500
Community Bank System, Inc.	525,000	18,537,750
Customers Bancorp, Inc. (a)	421,400	10,577,140
FirstMerit Corp.	660,000	12,962,400
Hilltop Holdings, Inc. (a)	600,000	13,098,000
Independent Bank Corp.	435,000	19,622,850
PrivateBancorp, Inc.	535,000	20,399,550
Renasant Corp.	670,000	19,724,800
Sandy Spring Bancorp, Inc.	575,000	15,030,500
Sterling Bancorp	1,400,000	18,914,000
Umpqua Holdings Corp.	903,591	15,894,166
Union Bankshares Corp.	680,000	14,694,800
Western Alliance Bancorp (a)	690,000	21,631,500
Wilshire Bancorp, Inc.	1,352,400	14,930,496
Wintrust Financial Corp.	322,300	16,147,230
Total		257,706,252

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets 1.0%
Triplepoint Venture Growth BDC Corp.	264,304	$3,594,534
Virtu Financial, Inc. Class A (a)	529,414	11,591,520
Total		15,186,054
Diversified Financial Services 0.7%
PHH Corp. (a)	420,000	11,587,800
Insurance 7.1%
American Equity Investment Life Holding Co.	590,400	15,002,064
AMERISAFE, Inc.	445,000	19,019,300
Amtrust Financial Services, Inc.	290,607	17,488,729
Argo Group International Holdings Ltd.	364,630	19,197,770
CNO Financial Group, Inc.	672,800	12,110,400
First American Financial Corp.	360,000	12,855,600
Symetra Financial Corp.	760,000	18,589,600
Total		114,263,463
Real Estate Investment Trusts (REITs) 7.4%
American Assets Trust, Inc.	466,100	18,341,035
Brandywine Realty Trust	771,845	10,867,577
Chatham Lodging Trust	312,000	8,717,280
CubeSmart	674,900	16,055,871
First Industrial Realty Trust, Inc.	470,000	9,169,700
Geo Group, Inc. (The)	221,100	8,386,323
Highwoods Properties, Inc.	308,300	12,933,185
Kilroy Realty Corp.	233,100	16,100,217
LaSalle Hotel Properties	230,000	8,385,800
RLJ Lodging Trust	324,500	9,809,635
Total		118,766,623
Thrifts & Mortgage Finance 2.5%
EverBank Financial Corp.	797,900	14,713,276
MGIC Investment Corp. (a)	910,000	9,873,500
Radian Group, Inc.	855,400	15,328,768
Total		39,915,544
TOTAL FINANCIALS		557,425,736
HEALTH CARE 9.8%
Health Care Equipment & Supplies 1.0%
Globus Medical, Inc., Class A (a)	625,400	16,222,876
Health Care Providers & Services 6.2%
Healthways, Inc. (a)	474,400	7,191,904
Kindred Healthcare, Inc.	693,000	15,876,630
LHC Group, Inc. (a)	440,000	16,174,400

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
LifePoint Health, Inc. (a)	234,300	$17,640,447
PharMerica Corp. (a)	624,200	20,760,892
VCA, Inc. (a)	403,800	21,183,348
Total		98,827,621
Health Care Technology 0.6%
MedAssets, Inc. (a)	500,000	10,435,000
Life Sciences Tools & Services 0.7%
PAREXEL International Corp. (a)	178,000	11,831,660
Pharmaceuticals 1.3%
Catalent, Inc. (a)	642,800	20,543,888
TOTAL HEALTH CARE		157,861,045
INDUSTRIALS 11.2%
Airlines 1.4%
Alaska Air Group, Inc.	139,900	9,043,136
JetBlue Airways Corp. (a)	681,800	13,745,088
Total		22,788,224
Commercial Services & Supplies 3.8%
ABM Industries, Inc.	320,200	10,387,288
Deluxe Corp.	302,500	19,308,575
Essendant, Inc.	190,000	7,379,600
Steelcase, Inc., Class A	509,900	8,770,280
West Corp.	483,900	14,807,340
Total		60,653,083
Construction & Engineering 1.4%
EMCOR Group, Inc.	275,000	12,476,750
Tutor Perini Corp. (a)	502,100	10,524,016
Total		23,000,766
Machinery 1.3%
Trinity Industries, Inc.	338,700	10,157,613
Wabash National Corp. (a)	723,700	9,798,898
Total		19,956,511
Professional Services 1.7%
On Assignment, Inc. (a)	457,200	17,140,428
TrueBlue, Inc. (a)	345,000	9,825,600
Total		26,966,028
Road & Rail 0.5%
Swift Transportation Co. (a)	351,100	8,170,097

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors 1.1%
Beacon Roofing Supply, Inc. (a)	327,000	$10,254,720
Neff Corp. Class A (a)(b)	714,047	7,326,122
Total		17,580,842
TOTAL INDUSTRIALS		179,115,551
INFORMATION TECHNOLOGY 9.0%
Electronic Equipment, Instruments & Components 1.4%
II-VI, Inc. (a)	641,000	11,967,470
Rogers Corp. (a)	160,000	11,560,000
Total		23,527,470
Internet Software & Services 0.8%
Endurance International Group Holdings, Inc. (a)	610,200	12,405,366
Semiconductors & Semiconductor Equipment 5.1%
Fairchild Semiconductor International, Inc. (a)	735,400	14,649,168
Integrated Device Technology, Inc. (a)	660,300	15,619,397
IXYS Corp.	850,000	10,361,500
Kulicke & Soffa Industries, Inc. (a)	995,996	13,206,907
Micrel, Inc.	840,000	11,692,800
SunEdison, Inc. (a)	545,800	16,357,626
Total		81,887,398
Software 1.1%
Mentor Graphics Corp.	668,900	17,464,979
Technology Hardware, Storage & Peripherals 0.6%
Super Micro Computer, Inc. (a)	282,000	9,435,720
TOTAL INFORMATION TECHNOLOGY		144,720,933
MATERIALS 5.4%
Chemicals 1.3%
Axiall Corp.	261,600	9,864,936
Orion Engineered Carbons SA	571,342	11,512,541
Total		21,377,477

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining 1.8%
AK Steel Holding Corp. (a)	1,550,000	$8,153,000
Carpenter Technology Corp.	180,000	7,351,200
Materion Corp.	365,000	13,574,350
Total		29,078,550
Paper & Forest Products 2.3%
Boise Cascade Co. (a)	220,700	7,821,608
Clearwater Paper Corp. (a)	30,765	1,846,208
KapStone Paper and Packaging Corp.	327,900	8,836,905
Neenah Paper, Inc.	300,000	18,087,000
Total		36,591,721
TOTAL MATERIALS		87,047,748
UTILITIES 4.4%
Gas Utilities 2.5%
New Jersey Resources Corp.	535,000	16,087,450
South Jersey Industries, Inc.	491,630	12,974,116
Southwest Gas Corp.	196,600	10,706,836
Total		39,768,402
Independent Power and Renewable Electricity Producers 1.0%
Dynegy, Inc. (a)	328,000	10,607,520
TerraForm Power, Inc., Class A	113,981	4,574,057
Total		15,181,577
Multi-Utilities 0.9%
Avista Corp.	470,000	15,040,000
TOTAL UTILITIES		69,989,979
Total Common Stocks (Cost: $1,088,747,088)		$1,571,148,795

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.114% (b)(c)	27,094,911	$27,094,911
Total Money Market Funds (Cost: $27,094,911)		$27,094,911
Total Investments
(Cost: $1,115,841,999) (d)		$1,598,243,706(e)
Other Assets & Liabilities, Net		5,918,721
Net Assets		$1,604,162,427

Notes to Portfolio of Investments
(a) Non-income producing investment.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	67,987,849	212,970,760	(253,863,698)	—	27,094,911	11,262	27,094,911
Neff Corp. Class A	11,210,205	—	(379,738)	(119,762)	10,710,705	—	7,326,122
Total	79,198,054	212,970,760	(254,243,436)	(119,762)	37,805,616	11,262	34,421,033

(c)	The rate shown is the seven-day current annualized yield at May 31, 2015.
(d)

At May 31, 2015, the cost of securities for federal income tax purposes was approximately $1,115,842,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$504,522,000
Unrealized Depreciation	(22,120,000)
Net Unrealized Appreciation	$482,402,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	241,274,545	—	—	241,274,545
Consumer Staples	31,152,961	—	—	31,152,961
Energy	102,560,297	—	—	102,560,297
Financials	557,425,736	—	—	557,425,736
Health Care	157,861,045	—	—	157,861,045
Industrials	179,115,551	—	—	179,115,551
Information Technology	144,720,933	—	—	144,720,933
Materials	87,047,748	—	—	87,047,748
Utilities	69,989,979	—	—	69,989,979
Total Common Stocks	1,571,148,795	—	—	1,571,148,795
Money Market Funds	27,094,911	—	—	27,094,911
Total Investments	1,598,243,706	—	—	1,598,243,706

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	July 23, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 23, 2015